UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851
                                   ---------


                FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                ----------------------------------------
            (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              ----------------------------------------------
             (Address of principal executive offices)(Zip code)

       CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                   --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 06/30/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    JUNE 30, 2007
--------------------------------------------------------------------------------
                                                  Franklin Templeton
                                                  Conservative Target Fund

                                                  Franklin Templeton
                                                  Moderate Target Fund

                                                  Franklin Templeton
                                                  Growth Target Fund
--------------------------------------------------------------------------------
  SEMIANNUAL REPORT AND SHAREHOLDER LETTER           ASSET ALLOCATION
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                     FRANKLIN TEMPLETON                THIS DOCUMENT
                     FUND ALLOCATOR SERIES             FASTER VIA EMAIL?

                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.

--------------------------------------------------------------------------------

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents


SEMIANNUAL REPORT

Economic and Market Overview ..............................................    3

Franklin Templeton Conservative Target Fund ...............................    5

Franklin Templeton Moderate Target Fund ...................................   13

Franklin Templeton Growth Target Fund .....................................   21

Financial Highlights and Statements of Investments ........................   29

Financial Statements ......................................................   47

Notes to Financial Statements .............................................   52

Meeting of Shareholders ...................................................   62

Shareholder Information ...................................................   70

--------------------------------------------------------------------------------

Semiannual Report

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007's first quarter. Corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs. 1 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate. 2

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield began the period at 4.71%. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. The 10-year Treasury yield reached 5.03% on June 30, 2007.

Outside the U.S., the global economy remained resilient throughout the six-month period. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

1. Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.


                                                           Semiannual Report | 3

Financing costs increased gradually from unprecedented low levels, but global liquidity -- petrodollars, corporate cash, private equity, household savings and central banks' reserves -- remained abundant. As investible cash continued to look for a home, global merger and acquisition activity remained at record levels.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader Standard & Poor's 500 Index (S&P 500) returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%. 3 Most non-U.S. equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Semiannual Report

Franklin Templeton
Conservative Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return consistent with a lower level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity .............   27.9%
Domestic Fixed Income .......   27.6%
Foreign Equity ..............   12.3%
Foreign Fixed Income ........   12.2%
Short-Term Investments &
Other Net Assets ............   20.0%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Conservative Target Fund's semiannual report for the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A posted a +5.30% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets.

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 34.


                                                           Semiannual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton Conservative Target Fund 6/30/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                12.2%
- Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities                                       11.7%
Fund - Advisor Class
--------------------------------------------------------------------------------
Franklin Total Return Fund                                                 9.3%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                          7.6%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                              7.4%
- Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                         7.3%
- Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                       6.6%
- Class Z
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                      6.5%
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                     2.2%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                            2.1%
- Advisor Class
--------------------------------------------------------------------------------

For the reporting period, the hybrid benchmark returned +4.16%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity funds, 40% fixed income funds, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 69.4% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 7.6% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 69.3% of the Fund's total income

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. P&R includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 28%, MSCI EAFE 12%, LB U.S. Aggregate 40% and P&R 90 Day T-Bill 20%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6 | Semiannual Report
weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 12.2% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, outperformed the S&P 500 during the six-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, also outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index. Conversely, Franklin U.S. Government Securities Fund - Advisor Class and Franklin Strategic Mortgage Portfolio underperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ T. Anthony Coffey

                        T. Anthony Coffey, CFA
                        Portfolio Manager
                        Franklin Templeton Conservative Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCIX)                                  CHANGE      6/30/07      12/31/06
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.32       $13.65        $13.33
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                            $0.1424
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.2289
--------------------------------------------------------------------------------------------
   TOTAL                                   $0.3713
--------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                    CHANGE      6/30/07      12/31/06
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.31       $13.60        $13.29
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                            $0.1002
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.2289
--------------------------------------------------------------------------------------------
   TOTAL                                   $0.3291
--------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCCX)                                  CHANGE      6/30/07      12/31/06
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.30       $13.48        $13.18
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                            $0.1028
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.2289
--------------------------------------------------------------------------------------------
   TOTAL                                   $0.3317
--------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FTCRX)                                  CHANGE      6/30/07      12/31/06
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.32       $13.62        $13.30
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                            $0.1283
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.2289
--------------------------------------------------------------------------------------------
   TOTAL                                   $0.3572
--------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                              CHANGE      6/30/07      12/31/06
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.33       $13.64        $13.31
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------------------
Dividend Income                            $0.1562
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.2289
--------------------------------------------------------------------------------------------
   TOTAL                                   $0.3851
--------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------------
CLASS A                                   6-MONTH               1-YEAR        5-YEAR             10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                   +5.30%              +12.15%       +49.48%             +95.89%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3               -0.73%               +5.69%        +7.10%              +6.32%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4             $ 9,927              $10,569       $14,090             $18,456
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
      Without Waiver                                1.42%
-------------------------------------------------------------------------------------------------------------
      With Waiver                                   0.50%
-------------------------------------------------------------------------------------------------------------
CLASS B                                   6-MONTH               1-YEAR        3-YEAR      INCEPTION (12/1/03)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                   +4.92%              +11.27%       +26.62%             +29.62%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3               +0.92%               +7.27%        +7.32%              +6.81%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4             $10,092              $10,727       $12,362             $12,662
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
      Without Waiver                                2.17%
-------------------------------------------------------------------------------------------------------------
      With Waiver                                   1.25%
-------------------------------------------------------------------------------------------------------------
CLASS C                                   6-MONTH               1-YEAR        5-YEAR             10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                   +4.90%              +11.25%       +44.02%             +81.62%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3               +3.90%              +10.25%        +7.57%              +6.15%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4             $10,390              $11,025       $14,402             $18,162
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
      Without Waiver                                2.16%
-------------------------------------------------------------------------------------------------------------
      With Waiver                                   1.25%
-------------------------------------------------------------------------------------------------------------
CLASS R                                   6-MONTH               1-YEAR        5-YEAR       INCEPTION (1/1/02)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                   +5.13%              +11.82%       +47.58%             +45.65%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3               +5.13%              +11.82%        +8.10%              +7.09%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4             $10,513              $11,182       $14,758             $14,565
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
      Without Waiver                                1.67%
-------------------------------------------------------------------------------------------------------------
      With Waiver                                   0.75%
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                           6-MONTH               1-YEAR        5-YEAR             10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                   +5.41%              +12.44%       +50.02%             +96.60%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3               +5.41%              +12.44%        +8.45%              +6.99%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4             $10,541              $11,244       $15,002             $19,660
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
      Without Waiver                                1.17%
-------------------------------------------------------------------------------------------------------------
      With Waiver                                   0.25%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                           Semiannual Report | 9

ENDNOTES

BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. The manager has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.04% and +10.48%.


10 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT    ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                         VALUE 1/1/07        VALUE 6/30/07     PERIOD* 1/1/07-6/30/07
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,053.00               $2.55
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,022.32               $2.51
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,049.20               $6.35
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,018.60               $6.26
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,049.00               $6.35
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,018.60               $6.26
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,051.30               $3.81
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,021.08               $3.76
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,054.10               $1.27
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,023.55               $1.25
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%),
multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Templeton
Moderate Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with a moderate level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity .............   39.0%
Domestic Fixed Income .......   23.2%
Foreign Equity ..............   17.2%
Foreign Fixed Income ........   10.6%
Short-Term Investments &
Other Net Assets ............   10.0%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Moderate Target Fund's semiannual report for the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A posted a +6.64% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 40.


                                                          Semiannual Report | 13

TOP 10 FUND HOLDINGS
Franklin Templeton Moderate Target Fund
6/30/07

-------------------------------------------------------------------------
                                                               % OF TOTAL
                                                               NET ASSETS
-------------------------------------------------------------------------
Templeton Global Bond Fund                                          10.6%
- Advisor Class
-------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                       10.4%
- Advisor Class
-------------------------------------------------------------------------
Mutual Shares Fund                                                  10.1%
- Class Z
-------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                   10.1%
- Advisor Class
-------------------------------------------------------------------------
Franklin U.S. Government Securities Fund                             9.9%
- Advisor Class
-------------------------------------------------------------------------
Mutual European Fund                                                 9.2%
- Class Z
-------------------------------------------------------------------------
Franklin Total Return Fund                                           7.8%
- Advisor Class
-------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                5.4%
-------------------------------------------------------------------------
Templeton Foreign Fund                                               3.4%
- Advisor Class
-------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                      3.1%
- Advisor Class
-------------------------------------------------------------------------

assets. For the reporting period, the hybrid benchmark returned +5.06%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity funds, 35% fixed income funds, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 69.3% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, representing 10.4% of the Fund's total net assets, was our largest equity fund weighting at

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. P&R includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 39%, MSCI EAFE 16%, LB U.S. Aggregate 35% and P&R 90 Day T-Bill 10%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


14 | Semiannual Report
period-end. On the fixed income side, domestic exposure was 68.6% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 10.6% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, outperformed the S&P 500 during the six-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, also outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index. Conversely, Franklin U.S. Government Securities Fund - Advisor Class and Franklin Strategic Mortgage Portfolio underperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ T. Anthony Coffey

                        T. Anthony Coffey, CFA
                        Portfolio Manager
                        Franklin Templeton Moderate Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 15

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FMTIX)                          CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.49     $14.52      $14.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1098
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3356
--------------------------------------------------------------------------------
     TOTAL                          $0.4454
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBMTX)                          CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.47    $ 14.46      $13.99
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0637
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3356
--------------------------------------------------------------------------------
     TOTAL                          $0.3993
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTMTX)                          CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.46     $14.27      $13.81
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0659
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3356
--------------------------------------------------------------------------------
     TOTAL                          $0.4015
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FTMRX)                          CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.48     $14.48      $14.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0953
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3356
--------------------------------------------------------------------------------
     TOTAL                          $0.4309
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.49     $14.52      $14.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1247
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3356
--------------------------------------------------------------------------------
     TOTAL                          $0.4603
--------------------------------------------------------------------------------


16 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------
CLASS A                                  6-MONTH               1-YEAR       5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +6.64%               +14.59%      +60.86%          +97.81%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +0.48%                +8.02%       +8.67%           +6.43%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,048              $ 10,802     $ 15,154        $  18,648
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------------------------
      Without Waiver                                1.47%
-----------------------------------------------------------------------------------------------------------
      With Waiver                                   0.50%
-----------------------------------------------------------------------------------------------------------
CLASS B                                  6-MONTH               1-YEAR       3-YEAR      INCEPTION (12/1/03)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +6.25%               +13.70%      +32.94%          +37.30%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +2.25%                +9.70%       +9.12%           +8.58%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,225              $ 10,970     $ 12,994        $  13,430
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------------------------
      Without Waiver                                2.22%
-----------------------------------------------------------------------------------------------------------
      With Waiver                                   1.25%
-----------------------------------------------------------------------------------------------------------
CLASS C                                 6-MONTH                 1-YEAR       5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +6.28%               +13.76%      +55.02%          +83.39%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +5.28%               +12.76%       +9.16%           +6.25%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,528              $ 11,276     $ 15,502        $  18,339
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------------------------
      Without Waiver                                2.22%
-----------------------------------------------------------------------------------------------------------
      With Waiver                                   1.25%
-----------------------------------------------------------------------------------------------------------
CLASS R                                 6-MONTH               1-YEAR       5-YEAR      INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +6.55%               +14.26%      +58.93%          +54.21%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +6.55%               +14.26%       +9.71%           +8.21%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,655              $ 11,426     $ 15,893        $  15,421
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------------------------
      Without Waiver                                1.72%
-----------------------------------------------------------------------------------------------------------
      With Waiver                                   0.75%
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                         6-MONTH               1-YEAR       5-YEAR       10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +6.82%               +14.86%      +61.66%          +98.79%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +6.82%               +14.86%      +10.08%           +7.11%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,682              $ 11,486     $ 16,166        $  19,879
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------------------------
      Without Waiver                                1.22%
-----------------------------------------------------------------------------------------------------------
      With Waiver                                   0.25%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                          Semiannual Report | 17

ENDNOTES

BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The manager has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +20.31% and +12.43%.


18 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 1/1/07           VALUE 6/30/07        PERIOD* 1/1/07-6/30/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,066.40                   $2.51
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,022.36                   $2.46
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,062.50                   $6.34
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,018.65                   $6.21
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,062.80                   $6.34
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,018.65                   $6.21
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,065.50                   $3.79
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.12                   $3.71
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,068.20                   $1.23
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,023.60                   $1.20
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.49%; B: 1.24%; C: 1.24%; R: 0.74%; and Advisor: 0.24%),
multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


20 | Semiannual Report

Franklin Templeton
Growth Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund

seeks the highest level of long-term total return consistent with a higher level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE GRAPH IN THE PRINTED MATERIAL.]

Domestic Equity .............   55.6%
Domestic Fixed Income .......   10.1%
Foreign Equity ..............   24.5%
Foreign Fixed Income ........    4.7%
Short-Term Investments &
Other Net Assets ............    5.1%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Growth Target Fund's semiannual report for the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A posted a cumulative total return of +8.52% for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets.

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 46.


                                                          Semiannual Report | 21

TOP 10 FUND HOLDINGS
Franklin Templeton Growth Target Fund
6/30/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Mutual Shares Fund                                                         14.9%
- Class Z
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                          14.9%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                              14.4%
- Advisor Class
--------------------------------------------------------------------------------
Mutual European Fund                                                       12.9%
- Class Z
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                      4.7%
- Advisor Class
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                  4.7%
- Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities Fund                                    4.3%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                             4.2%
- Advisor Class
--------------------------------------------------------------------------------
Templeton China World Fund                                                  3.8%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Natural Resources Fund                                             3.7%
- Advisor Class
--------------------------------------------------------------------------------

For the reporting period, the hybrid benchmark returned +6.81%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 24.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity funds, 15% fixed income funds, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 69.5% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z and Franklin Small Cap Growth Fund II -Advisor Class each represented 14.9% of the Fund's total net assets, and were

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. P&R includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 56%, MSCI EAFE 24%, LB U.S. Aggregate 15% and P&R 90 Day U.S. T-Bill 5%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


22 | Semiannual Report
our largest equity fund weightings at period-end. On the fixed income side, domestic exposure was 68.3% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund -Advisor Class was our largest fixed income fund weighting at 4.7% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, outperformed the S&P 500 during the six-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, also outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. However, Templeton Foreign Fund - Advisor Class trailed the MSCI EAFE. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index. Conversely, Franklin U.S. Government Securities Fund - Advisor Class underperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 23

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------
CLASS A (SYMBOL: FGTIX)                                    CHANGE    6/30/07    12/31/06
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.80    $ 16.43    $  15.63
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
----------------------------------------------------------------------------------------
Dividend Income                                 $0.0041
----------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.5202
----------------------------------------------------------------------------------------
   TOTAL                                        $0.5243
----------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                      CHANGE    6/30/07    12/31/06
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.72    $ 16.17    $  15.45
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
----------------------------------------------------------------------------------------
Dividend Income                                 $0.0041
----------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.5202
----------------------------------------------------------------------------------------
   TOTAL                                        $0.5243
----------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTGTX)                                    CHANGE    6/30/07    12/31/06
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.72    $ 16.16    $  15.44
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
----------------------------------------------------------------------------------------
Dividend Income                                 $0.0041
----------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.5202
----------------------------------------------------------------------------------------
   TOTAL                                        $0.5243
----------------------------------------------------------------------------------------
CLASS R (SYMBOL: FGTRX)                                    CHANGE    6/30/07    12/31/06
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.77    $ 16.29    $  15.52
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
----------------------------------------------------------------------------------------
Dividend Income                                 $0.0041
----------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.5202
----------------------------------------------------------------------------------------
   TOTAL                                        $0.5243
----------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                                CHANGE    6/30/07    12/31/06
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.82    $ 16.46    $  15.64
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
----------------------------------------------------------------------------------------
Dividend Income                                 $0.0041
----------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.5202
----------------------------------------------------------------------------------------
   TOTAL                                        $0.5243
----------------------------------------------------------------------------------------


24 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------------
CLASS A                                         6-MONTH             1-YEAR     5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +8.52%            +17.85%    +75.47%       +103.08%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +2.30%            +11.07%    +10.58%         +6.71%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $10,230            $11,107    $16,538        $19,136
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------------
      Without Waiver                                       1.58%
------------------------------------------------------------------------------------------------------------
      With Waiver                                          0.50%
------------------------------------------------------------------------------------------------------------
CLASS B                                         6-MONTH             1-YEAR     3-YEAR    INCEPTION (12/1/03)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +8.17%            +17.00%    +42.38%        +47.93%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +4.17%            +13.00%    +11.70%        +10.92%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $10,417            $11,300    $13,938        $14,493
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------------
      Without Waiver                                       2.33%
------------------------------------------------------------------------------------------------------------
      With Waiver                                          1.25%
------------------------------------------------------------------------------------------------------------
CLASS C                                         6-MONTH             1-YEAR     5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +8.10%            +16.95%    +68.91%        +88.64%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +7.10%            +15.95%    +11.05%         +6.55%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $10,710            $11,595    $16,891        $18,864
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------------
      Without Waiver                                       2.33%
------------------------------------------------------------------------------------------------------------
      With Waiver                                          1.25%
------------------------------------------------------------------------------------------------------------
CLASS R                                         6-MONTH             1-YEAR     5-YEAR    INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +8.38%            +17.53%    +73.15%        +63.18%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +8.38%            +17.53%    +11.60%         +9.33%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $10,838            $11,753    $17,315        $16,318
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------------
      Without Waiver                                       1.83%
------------------------------------------------------------------------------------------------------------
      With Waiver                                          0.75%
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                                 6-MONTH             1-YEAR     5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +8.64%            +18.14%    +76.24%       +103.97%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +8.64%            +18.14%    +12.00%         +7.39%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $10,864            $11,814    $17,624        $20,397
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------------
      Without Waiver                                       1.33%
------------------------------------------------------------------------------------------------------------
      With Waiver                                          0.25%
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                          Semiannual Report | 25

ENDNOTES

BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. The manager has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.80% and +15.07%.


26 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                        VALUE 1/1/07       VALUE 6/30/07   PERIOD* 1/1/07-6/30/07
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,085.20             $2.53
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,022.36             $2.46
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,081.70             $6.35
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,018.70             $6.16
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,081.00             $6.35
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,018.70             $6.16
--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,083.80             $3.82
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,021.12             $3.71
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,086.40             $1.29
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,023.55             $1.25
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.49%; B: 1.23%; C: 1.23%; R: 0.74%; and Advisor: 0.25%),
multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


28 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                        ---------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                                              YEAR ENDED
                                                         JUNE 30, 2007         YEAR ENDED DECEMBER 31,                 JULY 31,
CLASS A                                                   (UNAUDITED)          2006        2005        2004 h      2004       2003
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................       $  13.33       $  12.74    $  12.48    $  11.66    $  10.91    $ 10.23
                                                        ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ........................           0.18           0.41        0.29        0.12        0.23       0.23
   Net realized and unrealized gains (losses) .......           0.51           0.84        0.29        0.84        0.74       0.69
                                                        ---------------------------------------------------------------------------
Total from investment operations ....................           0.69           1.25        0.58        0.96        0.97       0.92
                                                        ---------------------------------------------------------------------------
Less distributions from:
   Net investment income ............................          (0.14)         (0.42)      (0.32)      (0.14)      (0.22)     (0.24)
   Net realized gains ...............................          (0.23)         (0.24)         --          --          --         --
                                                        ---------------------------------------------------------------------------
Total distributions .................................          (0.37)         (0.66)      (0.32)      (0.14)      (0.22)     (0.24)
                                                        ---------------------------------------------------------------------------
Redemption fees .....................................             -- g           -- g        -- g        -- g        -- g       --
                                                        ---------------------------------------------------------------------------
Net asset value, end of period ......................       $  13.65       $  13.33    $  12.74    $  12.48    $  11.66    $ 10.91
                                                        ===========================================================================

Total return d ......................................           5.30%          9.92%       4.70%       8.30%       8.89%      8.99%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by
  affiliates f ......................................           0.68%          0.69%       0.73%       0.82%       0.85%      0.91%
Expenses net of waiver and payments
  by affiliates f ...................................           0.50%          0.50%       0.69%       0.82%       0.85%      0.91%
Net investment income c .............................           2.61%          3.09%       2.31%       2.40%       2.00%      2.21%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................       $217,077       $194,477    $162,079    $139,153    $117,013    $64,409
Portfolio turnover rate .............................           1.33%         11.08%       8.16%       2.63%       3.71%     18.03%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                              --------------------------------------------------------------
                                                              SIX MONTHS ENDED                                 PERIOD ENDED
                                                               JUNE 30, 2007        YEAR ENDED DECEMBER 31,       JULY 31,
CLASS B                                                         (UNAUDITED)        2006      2005      2004 h      2004 i
                                                              --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................        $13.29        $12.71    $12.46    $11.63        $11.67
                                                              --------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ..............................          0.13          0.30      0.19      0.09          0.07
   Net realized and unrealized gains (losses) .............          0.51          0.84      0.29      0.84          0.04
                                                              --------------------------------------------------------------
Total from investment operations ..........................          0.64          1.14      0.48      0.93          0.11
                                                              --------------------------------------------------------------
Less distributions from:
   Net investment income ..................................         (0.10)        (0.32)    (0.23)    (0.10)        (0.15)
   Net realized gains .....................................         (0.23)        (0.24)       --        --            --
                                                              --------------------------------------------------------------
Total distributions .......................................         (0.33)        (0.56)    (0.23)    (0.10)        (0.15)
                                                              --------------------------------------------------------------
Redemption fees ...........................................            -- g          -- g      -- g      -- g          -- g
                                                              --------------------------------------------------------------
Net asset value, end of period ............................        $13.60        $13.29    $12.71    $12.46        $11.63
                                                              ==============================================================

Total return d ............................................          4.92%         9.05%     3.87%     8.02%         0.98%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .......          1.43%         1.44%     1.48%     1.57%         1.60%
Expenses net of waiver and payments by affiliates f .......          1.25%         1.25%     1.44%     1.57%         1.60%
Net investment income c ...................................          1.86%         2.34%     1.56%     1.65%         1.25%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................        $6,425        $6,422    $6,202    $5,223        $3,567
Portfolio turnover rate ...................................          1.33%        11.08%     8.16%     2.63%         3.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period December 31, 2003 (effective date) to July 31, 2004.


30 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                           -----------------------------------------------------------------------
                                                           SIX MONTHS ENDED                                       YEAR ENDED
                                                            JUNE 30, 2007        YEAR ENDED DECEMBER 31,           JULY 31,
CLASS C                                                      (UNAUDITED)         2006       2005       2004 h     2004       2003
                                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................        $ 13.18       $ 12.60    $ 12.36    $ 11.53    $ 10.80    $ 10.14
                                                           -----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...........................           0.12          0.30       0.19       0.08       0.14       0.15
   Net realized and unrealized gains (losses) ..........           0.51          0.85       0.28       0.84       0.73       0.67
                                                           -----------------------------------------------------------------------
Total from investment operations .......................           0.63          1.15       0.47       0.92       0.87       0.82
                                                           -----------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................          (0.10)        (0.33)     (0.23)     (0.09)     (0.14)     (0.16)
   Net realized gains ..................................          (0.23)        (0.24)        --         --         --         --
                                                           -----------------------------------------------------------------------
Total distributions ....................................          (0.33)        (0.57)     (0.23)     (0.09)     (0.14)     (0.16)
                                                           -----------------------------------------------------------------------
Redemption fees ........................................             -- g          -- g       -- g       -- g       -- g       --
                                                           -----------------------------------------------------------------------
Net asset value, end of period .........................        $ 13.48       $ 13.18    $ 12.60    $ 12.36    $ 11.53    $ 10.80
                                                           =======================================================================

Total return d .........................................           4.90%         9.16%      3.83%      8.03%      8.04%      8.20%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....           1.43%         1.43%      1.47%      1.57%      1.60%      1.66%
Expenses net of waiver and payments by affiliates f ....           1.25%         1.24%      1.43%      1.57%      1.60%      1.66%
Net investment income c ................................           1.86%         2.35%      1.57%      1.65%      1.25%      1.46%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................        $89,513       $76,018    $63,298    $59,803    $52,881    $32,344
Portfolio turnover rate ................................           1.33%        11.08%      8.16%      2.63%      3.71%     18.03%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                           ---------------------------------------------------------------------
                                                           SIX MONTHS ENDED                                        YEAR ENDED
                                                             JUNE 30, 2007         YEAR ENDED DECEMBER 31,          JULY 31,
CLASS R                                                      (UNAUDITED)         2006       2005       2004 h    2004      2003
                                                           ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................       $ 13.30        $ 12.71    $ 12.46    $ 11.63    $10.89    $10.23
                                                           ---------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...........................          0.16           0.37       0.26       0.11      0.21      0.19
   Net realized and unrealized gains (losses) ..........          0.52           0.85       0.28       0.85      0.72      0.69
                                                           ---------------------------------------------------------------------
Total from investment operations .......................          0.68           1.22       0.54       0.96      0.93      0.88
                                                           ---------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................         (0.13)         (0.39)     (0.29)     (0.13)    (0.19)    (0.22)
   Net realized gains ..................................         (0.23)         (0.24)        --         --        --        --
                                                           ---------------------------------------------------------------------
Total distributions ....................................         (0.36)         (0.63)     (0.29)     (0.13)    (0.19)    (0.22)
                                                           ---------------------------------------------------------------------
Redemption fees ........................................            -- g           -- g       -- g       -- g      -- g      --
                                                           ---------------------------------------------------------------------
Net asset value, end of period .........................       $ 13.62        $ 13.30    $ 12.71    $ 12.46    $11.63    $10.89
                                                           =====================================================================

Total return d .........................................          5.13%          9.73%      4.37%      8.27%     8.56%     8.79%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....          0.93%          0.94%      0.98%      1.07%     1.10%     1.16%
Expenses net of waiver and payments by affiliates f ....          0.75%          0.75%      0.94%      1.07%     1.10%     1.16%
Net investment income c ................................          2.36%          2.84%      2.06%      2.15%     1.75%     1.96%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................       $16,925        $14,490    $14,112    $12,199    $8,370    $5,718
Portfolio turnover rate ................................          1.33%         11.08%      8.16%      2.63%     3.71%    18.03%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


32 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                   -------------------------------------------------
                                                                                   SIX MONTHS ENDED    YEAR ENDED      PERIOD ENDED
                                                                                     JUNE 30, 2007     DECEMBER 31,     DECEMBER 31,
ADVISOR CLASS                                                                         (UNAUDITED)         2006            2005 h
                                                                                   -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........................................        $13.31           $12.72          $12.81
                                                                                   -------------------------------------------------
Income from investment operations a:
  Net investment income b,c ....................................................          0.19             0.45            0.07
  Net realized and unrealized gains (losses) ...................................          0.53             0.83            0.02
                                                                                   -------------------------------------------------
Total from investment operations ...............................................          0.72             1.28            0.09
                                                                                   -------------------------------------------------
Less distributions from:
  Net investment income ........................................................         (0.16)           (0.45)          (0.18)
  Net realized gains ...........................................................         (0.23)           (0.24)             --
                                                                                   -------------------------------------------------
Total distributions ............................................................         (0.39)           (0.69)          (0.18)
                                                                                   -------------------------------------------------
Redemption fees ................................................................            -- g             -- g            -- g
                                                                                   -------------------------------------------------
Net asset value, end of period .................................................        $13.64           $13.31          $12.72
                                                                                   -------------------------------------------------

Total return d .................................................................          5.41%           10.28%           0.68%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................          0.43%            0.44%           0.48%
Expenses net of waiver and payments by affiliates f ............................          0.25%            0.25%           0.44%
Net investment income c ........................................................          2.86%            3.34%           2.56%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................................        $2,881           $1,726          $  753
Portfolio turnover rate ........................................................          1.33%           11.08%           8.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period December 1, 2005 (effective date) to December 31, 2005.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                                                SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 80.0%
  DOMESTIC EQUITY 27.9%
b Franklin Aggressive Growth Fund, Advisor Class ................................................           347,061   $   6,875,288
  Franklin Flex Cap Growth Fund, Advisor Class ..................................................           527,837      24,597,202
  Franklin Natural Resources Fund, Advisor Class ................................................           143,550       6,161,183
  Franklin Real Estate Securities Fund, Advisor Class ...........................................           240,584       5,723,494
b Franklin Small Cap Growth Fund II, Advisor Class ..............................................         1,845,163      25,352,538
  Mutual Shares Fund, Class Z ...................................................................           850,142      24,220,533
                                                                                                                      --------------
                                                                                                                         92,930,238
                                                                                                                      --------------
  DOMESTIC FIXED INCOME 27.6%
  Franklin Strategic Mortgage Portfolio .........................................................         2,306,031      21,676,693
  Franklin Total Return Fund, Advisor Class .....................................................         3,147,588      30,940,793
  Franklin U.S. Government Securities Fund, Advisor Class .......................................         6,185,970      39,095,330
                                                                                                                      --------------
                                                                                                                         91,712,816
                                                                                                                      --------------
  FOREIGN EQUITY 12.3%
  Franklin Gold and Precious Metals Fund, Advisor Class .........................................           158,669       5,415,387
  Mutual European Fund, Class Z .................................................................           767,471      22,003,393
  Templeton China World Fund, Advisor Class .....................................................           158,249       6,038,784
  Templeton Foreign Fund, Advisor Class .........................................................           501,454       7,476,679
                                                                                                                      --------------
                                                                                                                         40,934,243
                                                                                                                      --------------
  FOREIGN FIXED INCOME 12.2%
  Templeton Global Bond Fund, Advisor Class .....................................................         3,577,089      40,599,964
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $221,304,892) ...............................................                       266,177,261
                                                                                                                      --------------
  SHORT TERM INVESTMENT (COST $65,690,644) 19.7%
  MONEY MARKET FUND 19.7%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..........................        65,690,644      65,690,644
                                                                                                                      --------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $286,995,536) 99.7% ...............................                       331,867,905
  OTHER ASSETS, LESS LIABILITIES 0.3% ...........................................................                           953,359
                                                                                                                      --------------
  NET ASSETS 100.0% .............................................................................                      $332,821,264
                                                                                                                      ==============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended June 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


34 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                            ------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                                           YEAR ENDED
                                                              JUNE 30, 2007         YEAR ENDED DECEMBER 31,             JULY 31,
CLASS A                                                        (UNAUDITED)         2006       2005     2004 h       2004       2003
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................       $  14.03       $  13.14   $  12.69   $  11.65   $  10.64   $   9.83
                                                            ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ............................           0.13           0.35       0.25       0.12       0.20       0.19
   Net realized and unrealized gains (losses) ...........           0.81           1.15       0.50       1.05       1.00       0.81
                                                            ------------------------------------------------------------------------
Total from investment operations ........................           0.94           1.50       0.75       1.17       1.20       1.00
                                                            ------------------------------------------------------------------------
Less distributions from:
   Net investment income ................................          (0.11)         (0.38)     (0.30)     (0.13)     (0.19)     (0.19)
   Net realized gains ...................................          (0.34)         (0.23)        --         --         --         --
                                                            ------------------------------------------------------------------------
Total distributions .....................................          (0.45)         (0.61)     (0.30)     (0.13)     (0.19)     (0.19)
                                                            ------------------------------------------------------------------------
Redemption fees .........................................             -- g           -- g       -- g       -- g       -- g       --
                                                            ------------------------------------------------------------------------
Net asset value, end of period ..........................       $  14.52       $  14.03   $  13.14   $  12.69   $  11.65   $  10.64
                                                            ========================================================================

Total return d ..........................................           6.64%         11.57%      5.94%     10.14%     11.18%     10.47%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments
  by affiliates f .......................................           0.69%          0.70%      0.74%      0.81%      0.89%      0.98%
Expenses net of waiver and payments
  by affiliates f .......................................           0.50%          0.50%      0.69%      0.81%      0.89%      0.98%
Net investment income c .................................           1.88%          2.56%      1.93%      2.32%      1.75%      1.89%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................       $442,951       $401,392   $316,754   $281,033   $219,273   $121,617
Portfolio turnover rate .................................           2.41%          9.40%     10.59%      2.78%      4.13%     15.90%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                   -----------------------------------------------------------------
                                                                   SIX MONTHS ENDED                                    PERIOD ENDED
                                                                     JUNE 30, 2007          YEAR ENDED DECEMBER 31,       JULY 31,
CLASS B                                                               (UNAUDITED)         2006       2005     2004 h       2004 i
                                                                   -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........................        $ 13.99        $ 13.10    $ 12.66     $11.62      $11.62
                                                                   -----------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...................................           0.08           0.24       0.15       0.09        0.05
   Net realized and unrealized gains (losses) ..................           0.80           1.15       0.50       1.03        0.09
                                                                   -----------------------------------------------------------------
Total from investment operations ...............................           0.88           1.39       0.65       1.12        0.14
                                                                   -----------------------------------------------------------------
Less distributions from:
   Net investment income .......................................          (0.06)         (0.27)     (0.21)     (0.08)      (0.14)
   Net realized gains ..........................................          (0.34)         (0.23)        --         --          --
                                                                   -----------------------------------------------------------------
Total distributions ............................................          (0.40)         (0.50)     (0.21)     (0.08)      (0.14)
                                                                   -----------------------------------------------------------------
Redemption fees ................................................             -- g           -- g       -- g       -- g        -- g
                                                                   -----------------------------------------------------------------
Net asset value, end of period .................................        $ 14.47        $ 13.99    $ 13.10     $12.66      $11.62
                                                                   =================================================================

Total return d .................................................           6.25%         10.70%      5.18%      9.77%       1.18%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............           1.44%          1.45%      1.49%      1.56%       1.64%
Expenses net of waiver and payments by affiliates f ............           1.25%          1.25%      1.44%      1.56%       1.64%
Net investment income c ........................................           1.13%          1.81%      1.18%      1.57%       1.00%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................        $11,742        $11,533    $10,170     $8,700      $5,417
Portfolio turnover rate ........................................           2.41%          9.40%     10.59%      2.78%       4.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period December 1, 2003 (effective date) to July 31, 2004.


36 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                            ------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                                           YEAR ENDED
                                                              JUNE 30, 2007         YEAR ENDED DECEMBER 31,             JULY 31,
CLASS C                                                        (UNAUDITED)         2006       2005     2004 h       2004       2003
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................       $  13.81       $  12.94   $  12.50   $  11.47    $ 10.48    $  9.69
                                                            ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ............................           0.08           0.24       0.15       0.08       0.12       0.11
   Net realized and unrealized gains (losses) ...........           0.78           1.13       0.50       1.03       0.98       0.80
                                                            ------------------------------------------------------------------------
Total from investment operations ........................           0.86           1.37       0.65       1.11       1.10       0.91
                                                            ------------------------------------------------------------------------
Less distributions from:
   Net investment income ................................          (0.06)         (0.27)     (0.21)     (0.08)     (0.11)     (0.12)
   Net realized gains ...................................          (0.34)         (0.23)        --         --         --         --
                                                            ------------------------------------------------------------------------
Total distributions .....................................          (0.40)         (0.50)     (0.21)     (0.08)     (0.11)     (0.12)
                                                            ------------------------------------------------------------------------
Redemption fees .........................................             -- g           -- g       -- g       -- g       -- g        --
                                                            ------------------------------------------------------------------------
Net asset value, end of period ..........................       $  14.27       $  13.81   $  12.94   $  12.50    $ 11.47    $ 10.48
                                                            ========================================================================

Total return d ..........................................           6.28%         10.72%      5.25%      9.75%     10.39%      9.50%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments
  by affiliates f .......................................           1.44%          1.45%      1.48%      1.56%      1.64%      1.73%
Expenses net of waiver and payments
  by affiliates f .......................................           1.25%          1.25%      1.43%      1.56%      1.64%      1.73%
Net investment income c .................................           1.13%          1.81%      1.19%      1.57%      1.00%      1.14%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................       $147,678       $134,465   $112,294   $105,966    $90,988    $56,341
Portfolio turnover rate .................................           2.41%          9.40%     10.59%      2.78%      4.13%     15.90%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                            ------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                                           YEAR ENDED
                                                              JUNE 30, 2007          YEAR ENDED DECEMBER 31,            JULY 31,
CLASS R                                                        (UNAUDITED)         2006       2005     2004 h       2004       2003
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................        $ 14.00        $ 13.11    $ 12.66    $ 11.62    $ 10.62    $  9.82
                                                            ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ............................           0.12           0.31       0.21       0.11       0.18       0.13
   Net realized and unrealized gains (losses) ...........           0.79           1.15       0.51       1.04       0.98       0.85
                                                            ------------------------------------------------------------------------
Total from investment operations ........................           0.91           1.46       0.72       1.15       1.16       0.98
                                                            ------------------------------------------------------------------------
Less distributions from:
   Net investment income ................................          (0.09)         (0.34)     (0.27)     (0.11)     (0.16)     (0.18)
   Net realized gains ...................................          (0.34)         (0.23)        --         --         --         --
                                                            ------------------------------------------------------------------------
Total distributions .....................................          (0.43)         (0.57)     (0.27)     (0.11)     (0.16)     (0.18)
                                                            ------------------------------------------------------------------------
Redemption fees .........................................             -- g           -- g       -- g       -- g       -- g       --
                                                            ------------------------------------------------------------------------
Net asset value, end of period ..........................        $ 14.48        $ 14.00    $ 13.11    $ 12.66    $ 11.62    $ 10.62
                                                            ========================================================================

Total return d ..........................................           6.55%         11.27%      5.73%      9.92%     10.95%     10.10%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments
  by affiliates f .......................................           0.94%          0.95%      0.99%      1.06%      1.14%      1.23%
Expenses net of waiver and payments
  by affiliates f .......................................           0.75%          0.75%      0.94%      1.06%      1.14%      1.23%
Net investment income c .................................           1.63%          2.31%      1.68%      2.07%      1.50%      1.64%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................        $35,841        $31,719    $30,403    $25,162    $17,161    $10,989
Portfolio turnover rate .................................           2.41%          9.40%     10.59%      2.78%      4.13%     15.90%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


38 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                           ----------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED    PERIOD ENDED
                                                            JUNE 30, 2007     DECEMBER 31,   DECEMBER 31,
ADVISOR CLASS                                                (UNAUDITED)          2006          2005 h
                                                           ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................       $14.03           $13.15         $13.23
                                                           ----------------------------------------------
Income from investment operations a:
   Net investment income b,c ...........................         0.15             0.40           0.08
   Net realized and unrealized gains (losses) ..........         0.80             1.13           0.02
                                                           ----------------------------------------------
Total from investment operations .......................         0.95             1.53           0.10
                                                           ----------------------------------------------
Less distributions from:
   Net investment income ...............................        (0.12)           (0.42)         (0.18)
   Net realized gains ..................................        (0.34)           (0.23)            --
                                                           ----------------------------------------------
Total distributions ....................................        (0.46)           (0.65)         (0.18)
                                                           ----------------------------------------------
Redemption fees ........................................           -- g             -- g           -- g
                                                           ----------------------------------------------
Net asset value, end of period .........................       $14.52           $14.03         $13.15
                                                           ==============================================

Total return d .........................................         6.82%           11.87%          0.68%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....         0.44%            0.45%          0.49%
Expenses net of waiver and payments by affiliates f ....         0.25%            0.25%          0.44%
Net investment income c ................................         2.13%            2.81%          2.18%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................       $8,387           $7,071         $3,890
Portfolio turnover rate ................................         2.41%            9.40%         10.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period December 1, 2005 (effective date) to December 31, 2005.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON MODERATE TARGET FUND                                     SHARES          VALUE
--------------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS a
   LONG TERM INVESTMENTS 90.0%
   DOMESTIC EQUITY 39.0%
 b Franklin Aggressive Growth Fund, Advisor Class ........................     1,017,222   $  20,151,174
   Franklin Flex Cap Growth Fund, Advisor Class ..........................     1,439,757      67,092,660
   Franklin Natural Resources Fund, Advisor Class ........................       443,155      19,020,198
   Franklin Real Estate Securities Fund, Advisor Class ...................       635,712      15,123,577
 b Franklin Small Cap Growth Fund II, Advisor Class ......................     4,741,194      65,144,001
   Mutual Shares Fund, Class Z ...........................................     2,294,001      65,356,097
                                                                                           --------------
                                                                                             251,887,707
                                                                                           --------------

   DOMESTIC FIXED INCOME 23.2%
   Franklin Strategic Mortgage Portfolio .................................     3,724,036      35,005,943
   Franklin Total Return Fund, Advisor Class .............................     5,158,581      50,708,855
   Franklin U.S. Government Securities Fund, Advisor Class ...............    10,150,111      64,148,699
                                                                                           --------------
                                                                                             149,863,497
                                                                                           --------------

   FOREIGN EQUITY 17.2%
   Franklin Gold and Precious Metals Fund, Advisor Class .................       382,755      13,063,423
   Mutual European Fund, Class Z .........................................     2,071,518      59,390,425
   Templeton China World Fund, Advisor Class .............................       458,105      17,481,304
   Templeton Foreign Fund, Advisor Class .................................     1,455,131      21,696,000
                                                                                           --------------
                                                                                             111,631,152
                                                                                           --------------

   FOREIGN FIXED INCOME 10.6%
   Templeton Global Bond Fund, Advisor Class .............................     6,057,052      68,747,537
                                                                                           --------------
   TOTAL LONG TERM INVESTMENTS (COST $466,877,123)                                           582,129,893
                                                                                           --------------

   SHORT TERM INVESTMENT (COST $65,717,908) 10.2%
   MONEY MARKET FUND 10.2%
 c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..    65,717,908      65,717,908
                                                                                           --------------

   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $532,595,031) 100.2% ......                   647,847,801
   OTHER ASSETS, LESS LIABILITIES (0.2)% .................................                    (1,248,504)
                                                                                           --------------
   NET ASSETS 100.0% .....................................................                 $ 646,599,297
                                                                                           ==============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended June 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


40 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                                            YEAR ENDED
                                                     JUNE 30, 2007      YEAR ENDED DECEMBER 31,                 JULY 31,
CLASS A                                               (UNAUDITED)          2006        2005        2004 h      2004       2003
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $   15.63      $   14.10   $   13.17   $   11.83   $   10.46   $   9.47
                                                   ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...................            0.06           0.24        0.14        0.09        0.11       0.08
   Net realized and unrealized gains (losses) ..            1.26           1.73        0.96        1.33        1.36       1.01
                                                   ----------------------------------------------------------------------------
Total from investment operations ...............            1.32           1.97        1.10        1.42        1.47       1.09
                                                   ----------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
     received from Underlying Funds ............              -- g        (0.32)      (0.17)      (0.08)      (0.10)     (0.10)
   Net realized gains ..........................           (0.52)         (0.12)         --          --          --         --
                                                   ----------------------------------------------------------------------------
Total distributions ............................           (0.52)         (0.44)      (0.17)      (0.08)      (0.10)     (0.10)
                                                   ----------------------------------------------------------------------------
Redemption fees ................................              -- g           -- g        -- g        -- g        -- g       --
                                                   ----------------------------------------------------------------------------
Net asset value, end of period .................       $   16.43      $   15.63   $   14.10   $   13.17   $   11.83   $  10.46
                                                   ============================================================================

Total return d .................................            8.52%         13.90%       8.47%      12.04%      14.04%     11.64%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments
  by affiliates f ................................          0.73%          0.75%       0.79%       0.85%       0.83%      0.92%
Expenses net of waiver and payments
  by affiliates f ................................          0.50%          0.50%       0.72%       0.85%       0.83%      0.92%
Net investment income c ........................            0.69%          1.59%       1.07%       1.72%       0.91%      0.84%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $ 366,701      $ 319,521   $ 230,686   $ 202,560   $ 165,500   $ 99,432
Portfolio turnover rate ........................            1.40%          9.31%      10.50%       3.98%       3.46%     21.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                   -------------------------------------------------------------
                                                   SIX MONTHS ENDED                                 PERIOD ENDED
                                                     JUNE 30, 2007      YEAR ENDED DECEMBER 31,       JULY 31,
CLASS B                                               (UNAUDITED)        2006      2005      2004 h       2004 i
                                                   -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........        $ 15.45       $ 13.97   $ 13.09   $ 11.75      $ 11.80
                                                   -------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ............             -- g        0.12      0.04      0.06        (0.02)
   Net realized and unrealized gains (losses) ..           1.24          1.72      0.96      1.32         0.09
                                                   -------------------------------------------------------------
Total from investment operations ...............           1.24          1.84      1.00      1.38         0.07
                                                   -------------------------------------------------------------
Less distributions from:
   Net investment income and short term
     gains received from Underlying Funds ......             -- g       (0.24)    (0.12)    (0.04)       (0.12)
   Net realized gains ..........................          (0.52)        (0.12)       --        --           --
                                                   -------------------------------------------------------------
Total distributions ............................          (0.52)        (0.36)    (0.12)    (0.04)       (0.12)
                                                   -------------------------------------------------------------
Redemption fees ................................             -- g          -- g      -- g      -- g         -- g
                                                   -------------------------------------------------------------
Net asset value, end of period .................        $ 16.17       $ 15.45   $ 13.97   $ 13.09      $ 11.75
                                                   =============================================================

Total return d .................................           8.17%        13.06%     7.63%    11.76%        0.56%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments
  by affiliates f ..............................           1.48%         1.50%     1.54%     1.60%        1.58%
Expenses net of waiver and payments
  by affiliates f ..............................           1.25%         1.25%     1.47%     1.60%        1.58%
Net investment income (loss) c .................          (0.06)%        0.84%     0.32%     0.97%        0.16%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............        $ 8,482       $ 8,195   $ 6,468   $ 5,343      $ 3,178
Portfolio turnover rate ........................           1.40%         9.31%    10.50%     3.98%        3.46%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period December 1, 2003 (effective date) to July 31, 2004.


42 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                                           YEAR ENDED
                                                          JUNE 30, 2007          YEAR ENDED DECEMBER 31,             JULY 31,
CLASS C                                                    (UNAUDITED)           2006       2005        2004 h     2004        2003
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................    $   15.44        $   13.97    $ 13.09    $  11.72    $ 10.38    $   9.40
                                                         ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ..........................           -- g           0.13       0.04        0.05       0.02        0.01
   Net realized and unrealized gains (losses) .........         1.24             1.70       0.96        1.32       1.35        1.00
                                                         ---------------------------------------------------------------------------
Total from investment operations ......................         1.24             1.83       1.00        1.37       1.37        1.01
                                                         ---------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
     received from Underlying Funds ...................           -- g          (0.24)     (0.12)         --      (0.03)      (0.03)
   Net realized gains .................................        (0.52)           (0.12)        --          --      --             --
                                                         ---------------------------------------------------------------------------
Total distributions ...................................        (0.52)           (0.36)     (0.12)         --      (0.03)      (0.03)
                                                         ---------------------------------------------------------------------------
Redemption fees .......................................           -- g             -- g       -- g        -- g       -- g        --
                                                         ---------------------------------------------------------------------------
Net asset value, end of period ........................    $   16.16        $   15.44    $ 13.97    $  13.09     $11.72    $  10.38
                                                         ===========================================================================

Total return d ........................................         8.10%           13.08%      7.63%      11.69%     13.18%      10.74%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by
 affiliates f .........................................         1.48%            1.50%      1.54%       1.60%      1.58%       1.67%
Expenses net of waiver and payments by
 affiliates f .........................................         1.25%            1.25%      1.47%       1.60%      1.58%       1.67%
Net investment income (loss) c ........................        (0.06)%           0.84%      0.32%       0.97%      0.16%       0.09%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................    $ 135,502        $ 122,156    $88,986    $ 73,816    $61,179    $ 40,829
Portfolio turnover rate ...............................         1.40%            9.31%     10.50%       3.98%      3.46%      21.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                        ----------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                                           YEAR ENDED
                                                          JUNE 30, 2007     YEAR ENDED DECEMBER 31,                 JULY 31,
CLASS R                                                   (UNAUDITED)          2006        2005        2004 h       2004       2003
                                                        ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................     $  15.52       $   14.02    $  13.11    $  11.76     $  10.40    $  9.46
                                                        ----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c .........................         0.04            0.20        0.11        0.08         0.08       0.05
   Net realized and unrealized gains (losses) ........         1.25            1.71        0.95        1.33         1.36       1.00
                                                        ----------------------------------------------------------------------------
Total from investment operations .....................         1.29            1.91        1.06        1.41         1.44       1.05
                                                        ----------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
     received from Underlying Funds ..................           -- g         (0.29)      (0.15)      (0.06)       (0.08)     (0.11)
   Net realized gains ................................        (0.52)          (0.12)         --          --           --         --
                                                        ----------------------------------------------------------------------------
Total distributions ..................................        (0.52)          (0.41)      (0.15)      (0.06)       (0.08)     (0.11)
                                                        ----------------------------------------------------------------------------
Redemption fees ......................................           -- g            -- g        -- g        -- g         -- g       --
                                                        ----------------------------------------------------------------------------
Net asset value, end of period .......................     $  16.29       $   15.52    $  14.02    $  13.11     $  11.76    $ 10.40
                                                        ============================================================================

Total return d .......................................         8.38%          13.65%       8.10%      12.00%       13.89%     11.11%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ..         0.98%           1.00%       1.04%       1.10%        1.08%      1.17%
Expenses net of waiver and payments by affiliates f ..         0.75%           0.75%       0.97%       1.10%        1.08%      1.17%
Net investment income c ..............................         0.44%           1.34%       0.82%       1.47%        0.66%      0.59%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................     $ 31,994       $  26,215    $ 19,461    $ 15,206     $ 11,714    $ 5,567
Portfolio turnover rate ..............................         1.40%           9.31%      10.50%       3.98%        3.46%     21.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


44 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                     -----------------------------------------------
                                                                                     SIX MONTHS ENDED    YEAR ENDED    PERIOD ENDED
                                                                                      JUNE 30, 2007     DECEMBER 31,   DECEMBER 31,
ADVISOR CLASS                                                                          (UNAUDITED)          2006          2005 h
                                                                                     -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................................   $     15.64        $   14.10      $   14.18
                                                                                     -----------------------------------------------
Income from investment operations a:
   Net investment income b,c .....................................................          0.08             0.29           0.11
   Net realized and unrealized gains (losses) ....................................          1.26             1.72          (0.03)
                                                                                     -----------------------------------------------
Total from investment operations .................................................          1.34             2.01           0.08
                                                                                     -----------------------------------------------
Less distributions from:
   Net investment income and short term gains received from
      Underlying Funds ...........................................................            -- g          (0.35)         (0.16)
   Net realized gains ............................................................         (0.52)           (0.12)            --
                                                                                     -----------------------------------------------
Total distributions ..............................................................         (0.52)           (0.47)         (0.16)
                                                                                     -----------------------------------------------
Redemption fees ..................................................................            -- g             -- g           -- g
                                                                                     -----------------------------------------------
Net asset value, end of period ...................................................   $     16.46        $   15.64      $   14.10
                                                                                     ===============================================

Total return d ...................................................................          8.64%           14.26%          0.54%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ..............................          0.48%            0.50%          0.54%
Expenses net of waiver and payments by affiliates f ..............................          0.25%            0.25%          0.47%
Net investment income c ..........................................................          0.94%            1.84%          1.32%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................................................   $     8,216        $   5,593      $   3,320
Portfolio turnover rate ..........................................................          1.40%            9.31%         10.50%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period December 1, 2005 (effective date) to December 31, 2005.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON GROWTH TARGET FUND                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 94.9%
  DOMESTIC EQUITY 55.6%
b Franklin Aggressive Growth Fund, Advisor Class .....................................................    1,174,796   $  23,272,709
  Franklin Flex Cap Growth Fund, Advisor Class .......................................................    1,705,951      79,497,297
  Franklin Natural Resources Fund, Advisor Class .....................................................      471,961      20,256,584
  Franklin Real Estate Securities Fund, Advisor Class ................................................      822,270      19,561,808
b Franklin Small Cap Growth Fund II, Advisor Class ...................................................    5,954,290      81,811,943
  Mutual Shares Fund, Class Z ........................................................................    2,883,472      82,150,104
                                                                                                                      --------------
                                                                                                                        306,550,445
                                                                                                                      --------------
  DOMESTIC FIXED INCOME 10.1%
  Franklin Strategic Mortgage Portfolio ..............................................................    1,394,427      13,107,618
  Franklin Total Return Fund, Advisor Class ..........................................................    1,927,333      18,945,683
  Franklin U.S. Government Securities Fund, Advisor Class ............................................    3,731,270      23,581,625
                                                                                                                      --------------
                                                                                                                         55,634,926
                                                                                                                      --------------
  FOREIGN EQUITY 24.5%
  Franklin Gold and Precious Metals Fund, Advisor Class ..............................................      490,351      16,735,667
  Mutual European Fund, Class Z ......................................................................    2,475,919      70,984,586
  Templeton China World Fund, Advisor Class ..........................................................      549,561      20,971,230
  Templeton Foreign Fund, Advisor Class ..............................................................    1,750,309      26,097,110
                                                                                                                      --------------
                                                                                                                        134,788,593
                                                                                                                      --------------
  FOREIGN FIXED INCOME 4.7%
  Templeton Global Bond Fund, Advisor Class ..........................................................    2,278,055      25,855,919
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $398,641,831) ....................................................                  522,829,883
                                                                                                                      --------------
  SHORT TERM INVESTMENT (COST $28,050,521) 5.1%
  MONEY MARKET FUND 5.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ...............................   28,050,521      28,050,521
                                                                                                                      --------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $426,692,352) 100.0% ...................................                  550,880,404
  OTHER ASSETS, LESS LIABILITIES 0.0% d ..............................................................                       14,394
                                                                                                                      --------------
  NET ASSETS 100.0% ..................................................................................                $ 550,894,798
                                                                                                                      ==============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended June 30, 2007.

c The rate shown is the annualized seven-day yield at period end.

d Rounds to less than 0.1% of net assets.


46 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007 (unaudited)

                                                                                        --------------------------------------------
                                                                                          FRANKLIN        FRANKLIN       FRANKLIN
                                                                                          TEMPLETON      TEMPLETON      TEMPLETON
                                                                                         CONSERVATIVE     MODERATE        GROWTH
                                                                                         TARGET FUND     TARGET FUND    TARGET FUND
                                                                                        --------------------------------------------
Assets:
   Investments in Underlying Funds (Note 6):
      Cost ..........................................................................    $286,995,536   $532,595,031   $426,692,352
                                                                                        ============================================
      Value .........................................................................    $331,867,905   $647,847,801   $550,880,404
   Receivables on capital shares sold ...............................................       1,837,242      1,304,445      1,768,155
                                                                                        --------------------------------------------
         Total assets ...............................................................     333,705,147    649,152,246    552,648,559
                                                                                        --------------------------------------------
Liabilities:
   Payables:
      Capital shares redeemed .......................................................         512,611      1,759,829      1,181,515
      Affiliates ....................................................................         268,203        536,844        411,634
      Unaffiliated transfer agent fees ..............................................          98,617        196,905        132,097
   Accrued expenses and other liabilities ...........................................           4,452         59,371         28,515
                                                                                        --------------------------------------------
         Total liabilities ..........................................................         883,883      2,552,949      1,753,761
                                                                                        --------------------------------------------
            Net assets, at value ....................................................    $332,821,264   $646,599,297   $550,894,798
                                                                                        ============================================
Net assets consist of:
   Paid-in capital ..................................................................    $286,943,789   $529,293,120   $425,456,057
   Undistributed net investment income ..............................................         764,467      1,166,837      1,218,897
   Net unrealized appreciation (depreciation) .......................................      44,872,369    115,252,770    124,188,052
   Accumulated net realized gain (loss) .............................................         240,639        886,570         31,792
                                                                                        --------------------------------------------
            Net assets, at value ....................................................    $332,821,264   $646,599,297   $550,894,798
                                                                                        ============================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2007 (unaudited)

                                                                                        --------------------------------------------
                                                                                          FRANKLIN        FRANKLIN       FRANKLIN
                                                                                          TEMPLETON       TEMPLETON      TEMPLETON
                                                                                         CONSERVATIVE     MODERATE        GROWTH
                                                                                          TARGET FUND    TARGET FUND    TARGET FUND
                                                                                        --------------------------------------------

CLASS A:
   Net assets, at value. ............................................................   $ 217,077,040   $442,951,306   $366,700,516
                                                                                        ============================================
   Shares outstanding ...............................................................      15,900,701     30,515,798     22,314,101
                                                                                        ============================================
   Net asset value per share a ......................................................   $       13.65   $      14.52   $      16.43
                                                                                        ============================================
   Maximum offering price per share (net asset value per share / 94.25%) ............   $       14.48   $      15.41   $      17.43
                                                                                        ============================================
CLASS B:
   Net assets, at value. ............................................................   $   6,425,130   $ 11,741,930   $  8,482,056
                                                                                        ============================================
   Shares outstanding ...............................................................         472,366        811,747        524,639
                                                                                        ============================================
   Net asset value and maximum offering price per share a ...........................          $13.60   $      14.47   $      16.17
                                                                                        ============================================
CLASS C:
   Net assets, at value. ............................................................   $  89,513,037   $147,677,902   $135,502,301
                                                                                        ============================================
   Shares outstanding ...............................................................       6,638,667     10,350,150      8,383,156
                                                                                        ============================================
   Net asset value and maximum offering price per share a ...........................   $       13.48   $      14.27   $      16.16
                                                                                        ============================================
CLASS R:
   Net assets, at value. ............................................................   $  16,924,597   $ 35,841,373$    31,993,933
                                                                                        ============================================
   Shares outstanding ...............................................................       1,242,455      2,474,786      1,963,674
                                                                                        ============================================
   Net asset value and maximum offering price per share a ...........................   $       13.62   $      14.48   $      16.29
                                                                                        ============================================
ADVISOR CLASS:
   Net assets, at value. ............................................................   $   2,881,460   $  8,386,786   $  8,215,992
                                                                                        ============================================
   Shares outstanding ...............................................................         211,254        577,679        499,213
                                                                                        ============================================
   Net asset value and maximum offering price per share .............................   $       13.64   $      14.52   $      16.46
                                                                                        ============================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


48 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2007 (unaudited)

                                                                                        --------------------------------------------
                                                                                          FRANKLIN        FRANKLIN       FRANKLIN
                                                                                          TEMPLETON      TEMPLETON      TEMPLETON
                                                                                        CONSERVATIVE      MODERATE        GROWTH
                                                                                         TARGET FUND    TARGET FUND     TARGET FUND
                                                                                        --------------------------------------------
Investment income:
   Dividends from Underlying Funds (Note 6) .........................................   $   4,808,139   $  7,266,140   $  3,041,575
                                                                                        --------------------------------------------
Expenses:
   Asset allocation fees (Note 3a) ..................................................         309,725        687,502        604,852
   Distribution fees: (Note 3c)
      Class A .......................................................................         253,189        521,161        422,379
      Class B .......................................................................          31,655         57,473         40,998
      Class C .......................................................................         408,752        700,853        646,982
      Class R .......................................................................          40,968         84,295         71,406
   Transfer agent fees (Note 3e) ....................................................         289,612        578,693        573,669
   Reports to shareholders ..........................................................          11,302         24,585         24,120
   Registration and filing fees .....................................................          48,485         70,076         53,181
   Professional fees ................................................................          10,740         12,264         12,055
   Trustees' fees and expenses ......................................................             329            699            489
   Other ............................................................................           4,360          8,066          6,238
                                                                                        --------------------------------------------
         Total expenses .............................................................       1,409,117      2,745,667      2,456,369
         Expenses waived/paid by affiliates (Note 3f) ...............................        (288,520)      (619,578)      (636,829)
                                                                                        --------------------------------------------
            Net expenses ............................................................       1,120,597      2,126,089      1,819,540
                                                                                        --------------------------------------------
               Net investment income ................................................       3,687,542      5,140,051      1,222,035
                                                                                        --------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Sale of investments in Underlying Funds .......................................         421,075      1,133,441        197,247
      Realized gain distributions by Underlying Funds ...............................          30,011         80,982        101,792
                                                                                        --------------------------------------------
            Net realized gain (loss) from Underlying Funds ..........................         451,086      1,214,423        299,039
                                                                                        --------------------------------------------
   Net change in unrealized appreciation (depreciation) on investments in
      Underlying Funds ..............................................................      11,505,830     32,679,844     39,929,406
                                                                                        --------------------------------------------
Net realized and unrealized gain (loss) .............................................      11,956,916     33,894,267     40,228,445
                                                                                        --------------------------------------------
Net increase (decrease) in net assets resulting from operations .....................   $  15,644,458   $ 39,034,318   $ 41,450,480
                                                                                        ============================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                          -------------------------------------------------------------------------
                                                                  FRANKLIN TEMPLETON                    FRANKLIN TEMPLETON
                                                                CONSERVATIVE TARGET FUND               MODERATE TARGET FUND
                                                          -------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                          JUNE 30, 2007        YEAR ENDED        JUNE 30, 2007      YEAR ENDED
                                                            (UNAUDITED)     DECEMBER 31, 2006     (UNAUDITED)    DECEMBER 31, 2006
                                                          -------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...........................       $  3,687,542      $   7,686,994     $   5,140,051      $  12,463,219
      Net realized gain (loss) from Underlying Funds ..            451,086          9,122,650         1,214,423         23,092,394
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds .............................         11,505,830          8,514,289        32,679,844         21,975,614
                                                          -------------------------------------------------------------------------
            Net increase (decrease) in net assets
               resulting from operations ..............         15,644,458         25,323,933        39,034,318         57,531,227
                                                          -------------------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ......................................         (2,159,661)        (5,841,842)       (3,212,676)       (10,307,386)
         Class B ......................................            (47,134)          (157,308)          (50,658)          (214,821)
         Class C ......................................           (644,734)        (1,799,408)         (657,352)        (2,582,448)
         Class R ......................................           (157,105)          (392,941)         (228,409)          (728,940)
         Advisor Class ................................            (31,354)           (50,554)          (71,606)          (186,986)
      Net realized gains:
         Class A ......................................         (3,534,934)        (3,318,674)       (9,906,177)        (6,318,031)
         Class B ......................................           (109,002)          (117,917)         (265,317)          (183,094)
         Class C ......................................         (1,475,986)        (1,314,610)       (3,375,756)        (2,177,152)
         Class R ......................................           (273,519)          (239,128)         (809,094)          (494,272)
         Advisor Class ................................            (51,510)           (27,311)         (196,481)          (106,561)
                                                          -------------------------------------------------------------------------
   Total distributions to shareholders ................         (8,484,939)       (13,259,693)      (18,773,526)       (23,299,691)
                                                          -------------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A ......................................         17,815,815         24,368,768        27,628,228         61,461,304
         Class B ......................................           (142,130)           (57,283)         (183,676)           655,366
         Class C ......................................         11,711,604          9,679,370         8,664,179         14,184,310
         Class R ......................................          2,025,153           (299,909)        2,997,895           (742,059)
         Advisor Class ................................          1,117,009            932,606         1,047,512          2,870,008
                                                          -------------------------------------------------------------------------
   Total capital share transactions ...................         32,527,451         34,623,552        40,154,138         78,428,929
                                                          -------------------------------------------------------------------------
   Redemption fees ....................................                963              1,280             4,518              9,418
                                                          -------------------------------------------------------------------------
            Net increase (decrease) in net assets .....         39,687,933         46,689,072        60,419,448        112,669,883
Net assets:
   Beginning of period ................................        293,133,331        246,444,259       586,179,849        473,509,966
                                                          -------------------------------------------------------------------------
   End of period ......................................       $332,821,264      $ 293,133,331     $ 646,599,297      $ 586,179,849
                                                          =========================================================================
Undistributed net investment income included
   in net assets:
         End of period ................................       $    764,467      $     116,913     $   1,166,837      $     247,487
                                                          =========================================================================


50 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                ---------------------------------------
                                                                                          FRANKLIN TEMPLETON
                                                                                          GROWTH TARGET FUND
                                                                                ---------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                 JUNE 30, 2007          YEAR ENDED
                                                                                  (UNAUDITED)        DECEMBER 31, 2006
                                                                                ---------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................................       $  1,222,035          $  5,784,210
      Net realized gain (loss) from Underlying Funds ........................            299,039            26,401,184
      Net change in unrealized appreciation (depreciation) on investments in
         Underlying Funds ...................................................         39,929,406            21,414,539
                                                                                ---------------------------------------
            Net increase (decrease) in net assets resulting from
               operations ...................................................         41,450,480            53,599,933
                                                                                ---------------------------------------
Distributions to shareholders from:
      Net investment income and short term gains from Underlying Funds:
         Class A ............................................................            (83,274)           (6,239,874)
         Class B ............................................................             (2,116)             (121,718)
         Class C ............................................................            (33,310)           (1,804,826)
         Class R ............................................................             (7,391)             (471,530)
         Advisor Class ......................................................             (1,663)             (111,697)
      Net realized gains:
         Class A ............................................................        (11,214,851)           (2,313,310)
         Class B ............................................................           (264,532)              (59,985)
         Class C ............................................................         (4,236,308)             (893,913)
         Class R ............................................................           (973,534)             (190,290)
         Advisor Class ......................................................           (234,255)              (40,304)
                                                                                ---------------------------------------
   Total distributions to shareholders ......................................        (17,051,234)          (12,247,447)
                                                                                ---------------------------------------
   Capital share transactions: (Note 2)
         Class A ............................................................         30,702,507            61,095,501
         Class B ............................................................            (81,571)            1,006,265
         Class C ............................................................          7,445,436            22,990,099
         Class R ............................................................          4,463,148             4,438,592
         Advisor Class ......................................................          2,284,073             1,874,057
                                                                                ---------------------------------------
   Total capital share transactions .........................................         44,813,593            91,404,514
                                                                                ---------------------------------------
   Redemption fees ..........................................................              1,677                 2,778
                                                                                ---------------------------------------
            Net increase (decrease) in net assets ...........................         69,214,516           132,759,778
Net assets:
   Beginning of period ......................................................        481,680,282           348,920,504
                                                                                ---------------------------------------
   End of period ............................................................       $550,894,798          $481,680,282
                                                                                =======================================
Undistributed net investment income included in net assets:
   End of period ............................................................       $  1,218,897          $    124,616
                                                                                =======================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.


52 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                             ----------------------------------------------------------------------
                                                                     FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                  CONSERVATIVE TARGET FUND              MODERATE TARGET FUND
                                                             ----------------------------------------------------------------------
                                                                  SHARES            AMOUNT            SHARES            AMOUNT
                                                             ----------------------------------------------------------------------
CLASS A SHARES:
Six months ended June 30, 2007
   Shares sold ...........................................         2,915,585      $ 39,730,484         4,567,983      $ 65,829,755
   Shares issued in reinvestment
     of distributions ....................................           390,518         5,278,347           892,509        12,798,445
   Shares redeemed .......................................        (2,000,047)      (27,193,016)       (3,550,217)      (50,999,972)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................         1,306,056      $ 17,815,815         1,910,275      $ 27,628,228
                                                             ======================================================================


                                                          Semiannual Report | 53

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                             ----------------------------------------------------------------------
                                                                     FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                  CONSERVATIVE TARGET FUND              MODERATE TARGET FUND
                                                             ----------------------------------------------------------------------
                                                                  SHARES            AMOUNT            SHARES            AMOUNT
                                                             ----------------------------------------------------------------------
CLASS A SHARES: (CONTINUED)
Year ended December 31, 2006
   Shares sold ...........................................         5,267,663      $ 69,031,910        10,849,703     $ 148,283,203
   Shares issued in reinvestment
     of distributions ....................................           640,735         8,396,683         1,172,063        16,165,554
   Shares redeemed .......................................        (4,038,464)      (53,059,825)       (7,517,285)     (102,987,453)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................         1,869,934      $ 24,368,768         4,504,481     $  61,461,304
                                                             ======================================================================
CLASS B SHARES:
Six months ended June 30, 2007
   Shares sold ...........................................            38,613      $    526,675            53,718     $     775,344
   Shares issued in reinvestment
     of distributions ....................................             9,367           126,256            20,444           292,453
   Shares redeemed .......................................           (58,969)         (795,061)          (86,681)       (1,251,473)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................           (10,989)     $   (142,130)          (12,519)    $    (183,676)
                                                             ======================================================================
Year ended December 31, 2006
   Shares sold ...........................................           110,692      $  1,452,387           142,818     $   1,944,744
   Shares issued in reinvestment
     of distributions ....................................            16,886           220,406            26,264           361,939
   Shares redeemed .......................................          (132,378)       (1,730,076)         (121,066)       (1,651,317)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................            (4,800)     $    (57,283)           48,016     $     655,366
                                                             ======================================================================
CLASS C SHARES:
Six months ended June 30, 2007
   Shares sold ...........................................         1,279,546      $ 17,214,517         1,251,337     $  17,723,263
   Shares issued in reinvestment
     of distributions ....................................           139,149         1,858,953           259,667         3,665,499
   Shares redeemed .......................................          (549,716)       (7,361,866)         (898,229)      (12,724,583)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................           868,979      $ 11,711,604           612,775     $   8,664,179
                                                             ======================================================================
Year ended December 31, 2006
   Shares sold ...........................................         1,635,650      $ 21,224,273         2,668,477     $  35,908,726
   Shares issued in reinvestment
     of distributions ....................................           211,590         2,743,017           316,236         4,298,696
   Shares redeemed .......................................        (1,099,416)      (14,287,920)       (1,926,312)      (26,023,112)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................           747,824      $  9,679,370         1,058,401     $  14,184,310
                                                             ======================================================================
CLASS R SHARES:
Six months ended June 30, 2007
   Shares sold ...........................................           539,669      $  7,255,282           440,658     $   6,310,704
   Shares issued in reinvestment
     of distributions ....................................            30,255           408,275            71,851         1,028,281
   Shares redeemed .......................................          (416,981)       (5,638,404)         (302,651)       (4,341,090)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................           152,943      $  2,025,153           209,858     $   2,997,895
                                                             ======================================================================
Year ended December 31, 2006
   Shares sold ...........................................           498,965      $  6,521,243           822,740     $  11,190,373
   Shares issued in reinvestment
     of distributions ....................................            45,028           589,121            88,241         1,215,875
   Shares redeemed .......................................          (564,684)       (7,410,273)         (964,370)      (13,148,307)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................           (20,691)     $   (299,909)          (53,389)    $    (742,059)
                                                             ======================================================================


54 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                             ----------------------------------------------------------------------
                                                                     FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                  CONSERVATIVE TARGET FUND           MODERATE TARGET FUND
                                                             ----------------------------------------------------------------------
                                                                  SHARES            AMOUNT            SHARES            AMOUNT
                                                             ----------------------------------------------------------------------
ADVISOR CLASS SHARES:
Six months ended June 30, 2007
   Shares sold ...........................................           107,511       $ 1,471,935           157,548       $ 2,256,311
   Shares issued in reinvestment
     of distributions ....................................             6,131            82,811            18,682           268,046
   Shares redeemed .......................................           (32,084)         (437,737)         (102,457)       (1,476,845)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................            81,558       $ 1,117,009            73,773       $ 1,047,512
                                                             ======================================================================
Year ended December 31, 2006
   Shares sold ...........................................            78,009       $ 1,031,418           223,105       $ 3,073,509
   Shares issued in reinvestment
     of distributions ....................................             5,913            77,539            21,252           293,287
   Shares redeemed .......................................           (13,415)         (176,351)          (36,372)         (496,788)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) ...............................            70,507       $   932,606           207,985       $ 2,870,008
                                                             ======================================================================

                                                                                                 ----------------------------------
                                                                                                         FRANKLIN TEMPLETON
                                                                                                         GROWTH TARGET FUND
                                                                                                 ----------------------------------
                                                                                                      SHARES            AMOUNT
                                                                                                 ----------------------------------
CLASS A SHARES:
Six months ended June 30, 2007
   Shares sold ...............................................................................         3,314,848     $  53,770,550
   Shares issued in reinvestment of distributions ............................................           669,363        10,861,845
   Shares redeemed ...........................................................................        (2,106,386)      (33,929,888)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................         1,877,825     $  30,702,507
                                                                                                 ==================================
Year ended December 31, 2006
   Shares sold ...............................................................................         7,423,548     $ 111,016,449
   Shares issued in reinvestment of distributions ............................................           531,377         8,217,362
   Shares redeemed ...........................................................................        (3,875,660)      (58,138,310)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................         4,079,265     $  61,095,501
                                                                                                 ==================================
CLASS B SHARES:
Six months ended June 30, 2007
   Shares sold ...............................................................................            17,039     $     275,008
   Shares issued in reinvestment of distributions ............................................            16,221           259,162
   Shares redeemed ...........................................................................           (39,160)         (615,741)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................            (5,900)    $     (81,571)
                                                                                                 ==================================
Year ended December 31, 2006
   Shares sold ...............................................................................           128,664     $   1,912,637
   Shares issued in reinvestment of distributions ............................................            11,481           176,117
   Shares redeemed ...........................................................................           (72,608)       (1,082,489)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................            67,537     $   1,006,265
                                                                                                 ==================================
CLASS C SHARES:
Six months ended June 30, 2007
   Shares sold ...............................................................................         1,007,948     $  16,055,209
   Shares issued in reinvestment of distributions ............................................           244,970         3,913,921
   Shares redeemed ...........................................................................          (779,775)      (12,523,694)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................           473,143     $   7,445,436
                                                                                                 ==================================


                                                          Semiannual Report | 55

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                                                 ----------------------------------
                                                                                                         FRANKLIN TEMPLETON
                                                                                                         GROWTH TARGET FUND
                                                                                                 ----------------------------------
                                                                                                      SHARES           AMOUNT
                                                                                                 ----------------------------------
CLASS C SHARES: (CONTINUED)
Year ended December 31, 2006
   Shares sold ...............................................................................         2,499,951      $ 37,039,870
   Shares issued in reinvestment of distributions ............................................           159,704         2,451,217
   Shares redeemed ...........................................................................        (1,121,259)      (16,500,988)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................         1,538,396      $ 22,990,099
                                                                                                 ==================================
CLASS R SHARES:
Six months ended June 30, 2007
   Shares sold ...............................................................................           511,761      $  8,243,778
   Shares issued in reinvestment of distributions ............................................            60,163           968,451
   Shares redeemed ...........................................................................          (296,863)       (4,749,081)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................           275,061      $  4,463,148
                                                                                                 ==================================
Year ended December 31, 2006
   Shares sold ...............................................................................           688,762      $ 10,208,521
   Shares issued in reinvestment of distributions ............................................            42,611           655,061
   Shares redeemed ...........................................................................          (431,068)       (6,424,990)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................           300,305      $  4,438,592
                                                                                                 ==================================
ADVISOR CLASS SHARES:
Six months ended June 30, 2007
   Shares sold ...............................................................................           157,476      $  2,542,153
   Shares issued in reinvestment of distributions ............................................            14,508           235,852
   Shares redeemed ...........................................................................           (30,443)         (493,932)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................           141,541      $  2,284,073
                                                                                                 ==================================
Year ended December 31, 2006
   Shares sold ...............................................................................           142,844      $  2,178,781
   Shares issued in reinvestment of distributions ............................................             9,811           151,859
   Shares redeemed ...........................................................................           (30,528)         (456,583)
                                                                                                 ----------------------------------
   Net increase (decrease) ...................................................................           122,127      $  1,874,057
                                                                                                 ==================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and of the following subsidiaries:

---------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
---------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


56 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......................................................      0.25%
Class B .......................................................      1.00%
Class C .......................................................      1.00%
Class R .......................................................      0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                                    ----------------------------------------
                                                                      FRANKLIN       FRANKLIN      FRANKLIN
                                                                     TEMPLETON      TEMPLETON     TEMPLETON
                                                                    CONSERVATIVE     MODERATE      GROWTH
                                                                     TARGET FUND   TARGET FUND   TARGET FUND
                                                                    ----------------------------------------
Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ...............................................        $78,560      $169,286      $115,429
Contingent deferred sales charges retained ......................        $12,875      $ 19,674      $ 13,018


                                                          Semiannual Report | 57

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the period ended June 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                       ---------------------------------------------
                                                         FRANKLIN         FRANKLIN       FRANKLIN
                                                         TEMPLETON       TEMPLETON      TEMPLETON
                                                        CONSERVATIVE     MODERATE        GROWTH
                                                        TARGET FUND     TARGET FUND     TARGET FUND
                                                       ---------------------------------------------
Transfer agent fees ................................        $138,009       $283,127        $298,892

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through April 30, 2009. Total expenses waived/paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, Advisers may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

4. INCOME TAXES

At June 30, 2007, the cost of investments, net unrealized appreciation (depreciation), for income tax purposes were as follows:

                                                       ----------------------------------------------
                                                         FRANKLIN         FRANKLIN        FRANKLIN
                                                         TEMPLETON        TEMPLETON      TEMPLETON
                                                        CONSERVATIVE      MODERATE        GROWTH
                                                        TARGET FUND      TARGET FUND     TARGET FUND
                                                       ----------------------------------------------
Cost of investments ................................   $ 287,222,718   $ 532,974,061   $ 427,022,568
                                                       ==============================================

Unrealized appreciation ............................   $  47,795,393   $ 119,893,176   $ 125,631,165
Unrealized depreciation ............................      (3,150,206)     (5,019,436)     (1,773,329)
                                                       ----------------------------------------------
Net unrealized appreciation (depreciation) .........   $  44,645,187   $ 114,873,740   $ 123,857,836
                                                       ==============================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.


58 | Semiannual Report

Franklin Templeton Fund Allocator Series

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2007, were as follows:

                                                       ---------------------------------------------
                                                         FRANKLIN        FRANKLIN        FRANKLIN
                                                         TEMPLETON       TEMPLETON      TEMPLETON
                                                        CONSERVATIVE     MODERATE        GROWTH
                                                        TARGET FUND     TARGET FUND     TARGET FUND
                                                       ---------------------------------------------
Purchases ..........................................   $  20,838,648   $  30,996,066   $ 33,243,706
Sales ..............................................   $   3,313,000   $  13,369,000   $  6,831,000

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2007, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding.

--------------------------------------------------------------------------------
NAME OF ISSUER                                                 % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio .......................          8.42%

FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Strategic Mortgage Portfolio .......................         13.60%
Franklin Aggressive Growth Fund .............................          7.81%
Franklin Small Cap Growth Fund II ...........................          5.86%
Franklin Total Return Fund ..................................          5.42%

FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Aggressive Growth Fund .............................          9.02%
Franklin Small Cap Growth Fund II ...........................          7.36%
Franklin Strategic Mortgage Portfolio .......................          5.09%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                                                          Semiannual Report | 59

Franklin Templeton Fund Allocator Series

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Funds have determined that the adoption of FIN 48 did not have a material impact on the Funds' financial statements.


60 | Semiannual Report

Franklin Templeton Fund Allocator Series

8. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 61

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007 and May 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of the Franklin Templeton Conservative Target Fund's, Franklin Templeton Moderate Target Fund's and Franklin Templeton Growth Target Fund's (each, a "Fund") fundamental investment restrictions (including several Sub-Proposals); and to approve the elimination of certain of the Funds' fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust:
Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Funds' fundamental investment restrictions (including several Sub-Proposals), and the elimination of certain of the Funds' fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

----------------------------------------------------------------------------------------------------------------
                                                    % OF          % OF                        % OF         % OF
                                                 OUTSTANDING     VOTED                     OUTSTANDING    VOTED
NAME                                FOR            SHARES        SHARES      WITHHELD        SHARES       SHARES
----------------------------------------------------------------------------------------------------------------
Harris J. Ashton ..........    656,147,950.156     64.633%      98.373%   10,853,214.851      1.069%      1.627%
Robert F. Carlson .........    656,105,078.791     64.629%      98.366%   10,896,086.216      1.073%      1.634%
Sam Ginn ..................    656,144,152.234     64.633%      98.372%   10,857,012.773      1.069%      1.628%
Edith E. Holiday ..........    656,038,770.213     64.622%      98.356%   10,962,394.794      1.080%      1.644%
Frank W.T. LaHaye .........    655,699,168.411     64.589%      98.306%   11,301,996.596      1.113%      1.694%
Frank A. Olson ............    655,910,551.769     64.610%      98.337%   11,090,613.238      1.092%      1.663%
Larry D. Thompson .........    656,416,757.449     64.659%      98.413%   10,584,407.558      1.043%      1.587%
John B. Wilson ............    656,301,596.063     64.648%      98.396%   10,699,568.944      1.054%      1.604%
Charles B. Johnson ........    655,740,072.084     64.593%      98.312%   11,261,092.923      1.109%      1.688%
Gregory E. Johnson ........    656,125,768.392     64.631%      98.370%   10,875,396.615      1.071%      1.630%


62 | Semiannual Report

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
CONSERVATIVE TARGET FUND        SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................     7,833,009.496     35.664%      66.142%
Against ...................       142,698.942      0.650%       1.205%
Abstain ...................       809,020.403      3.684%       6.831%
Broker Non-Votes ..........     3,058,002.000     13.924%      25.822%
----------------------------------------------------------------------
TOTAL .....................    11,842,730.841     53.922%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
MODERATE TARGET FUND            SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    14,216,861.930     34.147%      68.814%
Against ...................       201,540.460      0.484%       0.976%
Abstain ...................     1,034,324.260      2.484%       5.006%
Broker Non-Votes ..........     5,207,088.000     12.506%      25.204%
----------------------------------------------------------------------
TOTAL .....................    20,659,814.650     49.621%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
GROWTH TARGET FUND              SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................     9,317,098.765     30.466%      65.812%
Against ...................       130,505.989      0.427%       0.922%
Abstain ...................     1,075,165.170      3.515%       7.594%
Broker Non-Votes ..........     3,634,388.000     11.884%      25.672%
----------------------------------------------------------------------
TOTAL .....................    14,157,157.924     46.292%     100.000%

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
CONSERVATIVE TARGET FUND        SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................     8,427,676.965     38.373%      69.536%
Against ...................       310,906.460      1.416%       2.565%
Abstain ...................       853,611.264      3.886%       7.043%
Broker Non-Votes ..........     2,527,669.000     11.509%      20.856%
----------------------------------------------------------------------
TOTAL .....................    12,119,863.689     55.184%     100.000%


                                                          Semiannual Report | 63

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(a) To amend the Fund's fundamental investment restriction regarding borrowing:
(CONTINUED)

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING    VOTED
MODERATE TARGET FUND            SHARES VOTED       SHARES     SHARES
----------------------------------------------------------------------
For .......................    14,173,826.672     34.043%      67.800%
Against ...................       478,375.015      1.149%       2.288%
Abstain ...................     1,058,007.069      2.541%       5.061%
Broker Non-Votes ..........     5,195,288.000     12.478%      24.851%
----------------------------------------------------------------------
TOTAL .....................    20,905,496.756     50.211%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING    VOTED
GROWTH TARGET FUND              SHARES VOTED       SHARES     SHARES
----------------------------------------------------------------------
For .......................    10,448,294.224     34.165%      67.154%
Against ...................       418,606.952      1.368%       2.691%
Abstain ...................     1,420,830.592      4.646%       9.132%
Broker Non-Votes ..........     3,270,919.000     10.696%      21.023%
----------------------------------------------------------------------
TOTAL .....................    15,558,650.768     50.875%     100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING    VOTED
CONSERVATIVE TARGET FUND        SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................     8,470,212.630     38.567%      69.887%
Against ...................       256,417.410      1.167%       2.116%
Abstain ...................       865,564.649      3.941%       7.141%
Broker Non-Votes ..........     2,527,669.000     11.509%      20.856%
----------------------------------------------------------------------
TOTAL .....................    12,119,863.689     55.184%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING    VOTED
MODERATE TARGET FUND             SHARES VOTED      SHARES      SHARES
----------------------------------------------------------------------
For .......................    14,273,415.377     34.282%      68.276%
Against ...................       377,397.368      0.906%       1.805%
Abstain ...................     1,059,396.011      2.545%       5.068%
Broker Non-Votes ..........     5,195,288.000     12.478%      24.851%
----------------------------------------------------------------------
TOTAL .....................    20,905,496.756     50.211%     100.000%


64 | Semiannual Report

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting: (CONTINUED)

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
GROWTH TARGET FUND              SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    10,520,910.571     34.402%      67.621%
Against ...................       349,476.734      1.143%       2.246%
Abstain ...................     1,417,344.463      4.634%       9.110%
Broker Non-Votes ..........     3,270,919.000     10.696%      21.023%
----------------------------------------------------------------------
TOTAL                          15,558,650.768     50.875%     100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

----------------------------------------------------------------------
                                                    % OF        % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
CONSERVATIVE TARGET FUND        SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................     8,423,067.679     38.352%      69.498%
Against ...................       303,323.378      1.381%       2.503%
Abstain ...................       865,803.632      3.942%       7.143%
Broker Non-Votes ..........     2,527,669.000     11.509%      20.856%
----------------------------------------------------------------------
TOTAL .....................    12,119,863.689     55.184%     100.000%

----------------------------------------------------------------------
                                                    % OF        % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
MODERATE TARGET FUND            SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    14,181,427.591     34.061%      67.836%
Against ...................       444,448.573      1.067%       2.126%
Abstain ...................     1,084,332.592      2.605%       5.187%
Broker Non-Votes ..........     5,195,288.000     12.478%      24.851%
----------------------------------------------------------------------
TOTAL .....................    20,905,496.756     50.211%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
GROWTH TARGET FUND              SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    10,465,648.697     34.221%      67.266%
Against ...................       408,673.699      1.337%       2.626%
Abstain ...................     1,413,409.372      4.621%       9.085%
Broker Non-Votes ..........     3,270,919.000     10.696%      21.023%
----------------------------------------------------------------------
TOTAL .....................    15,558,650.768     50.875%     100.000%


                                                          Semiannual Report | 65

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
CONSERVATIVE TARGET FUND        SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................     8,482,517.368      38.623%     69.988%
Against ...................       252,944.937       1.151%      2.087%
Abstain ...................       856,732.384       3.901%      7.069%
Broker Non-Votes ..........     2,527,669.000      11.509%     20.856%
----------------------------------------------------------------------
TOTAL .....................    12,119,863.689      55.184%    100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
MODERATE TARGET FUND            SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    14,110,459.763      33.890%     67.497%
Against ...................       529,804.989       1.273%      2.535%
Abstain ...................     1,069,944.004       2.570%      5.117%
Broker Non-Votes ..........     5,195,288.000      12.478%     24.851%
----------------------------------------------------------------------
TOTAL .....................    20,905,496.756      50.211%    100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
GROWTH TARGET FUND              SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    10,511,409.762      34.371%     67.560%
Against ...................       361,793.548       1.183%      2.325%
Abstain ...................     1,414,528.458       4.625%      9.092%
Broker Non-Votes ..........     3,270,919.000      10.696%     21.023%
----------------------------------------------------------------------
TOTAL .....................    15,558,650.768      50.875%    100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------
                                                    % OF        % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
CONSERVATIVE TARGET FUND        SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................     8,475,813.928      38.592%     69.933%
Against ...................       257,299.760       1.172%      2.123%
Abstain ...................       859,081.001       3.911%      7.088%
Broker Non-Votes ..........     2,527,669.000      11.509%     20.856%
----------------------------------------------------------------------
TOTAL .....................    12,119,863.689      55.184%    100.000%


66 | Semiannual Report

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities: (CONTINUED)

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
MODERATE TARGET FUND           SHARES VOTED        SHARES      SHARES
----------------------------------------------------------------------
For .......................   14,014,926.144      33.661%      67.040%
Against ...................      621,455.483       1.493%       2.973%
Abstain ...................    1,073,827.129       2.579%       5.136%
Broker Non-Votes ..........    5,195,288.000      12.478%      24.851%
----------------------------------------------------------------------
TOTAL .....................   20,905,496.756      50.211%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
GROWTH TARGET FUND             SHARES VOTED       SHARES       SHARES
----------------------------------------------------------------------
For .......................   10,468,200.763      34.230%      67.282%
Against ...................      386,664.707       1.264%       2.485%
Abstain ...................    1,432,866.298       4.685%       9.210%
Broker Non-Votes ..........    3,270,919.000      10.696%      21.023%
----------------------------------------------------------------------
TOTAL .....................   15,558,650.768      50.875%     100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
CONSERVATIVE TARGET FUND       SHARES VOTED       SHARES       SHARES
----------------------------------------------------------------------
For .......................    8,520,698.715      38.796%      70.303%
Against ...................      238,421.194       1.086%       1.967%
Abstain ...................      833,074.780       3.793%       6.874%
Broker Non-Votes ..........    2,527,669.000      11.509%      20.856%
----------------------------------------------------------------------
TOTAL .....................   12,119,863.689      55.184%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
MODERATE TARGET FUND           SHARES VOTED       SHARES       SHARES
----------------------------------------------------------------------
For .......................   14,263,351.797      34.258%      68.228%
Against ...................      354,999.004       0.852%       1.698%
Abstain ...................    1,091,857.955       2.623%       5.223%
Broker Non-Votes ..........    5,195,288.000      12.478%      24.851%
----------------------------------------------------------------------
TOTAL .....................   20,905,496.756      50.211%     100.000%


                                                          Semiannual Report | 67

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities: (CONTINUED)

----------------------------------------------------------------------
                                                   % OF          % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
GROWTH TARGET FUND             SHARES VOTED       SHARES       SHARES
----------------------------------------------------------------------
For .......................   10,592,885.333      34.637%      68.084%
Against ...................      263,749.520       0.863%       1.695%
Abstain ...................    1,431,096.915       4.679%       9.198%
Broker Non-Votes ..........    3,270,919.000      10.696%      21.023%
----------------------------------------------------------------------
TOTAL .....................   15,558,650.768      50.875%     100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

----------------------------------------------------------------------
                                                   % OF          % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
CONSERVATIVE TARGET FUND       SHARES VOTED       SHARES       SHARES
----------------------------------------------------------------------
For .......................    8,453,136.667      38.489%      69.746%
Against ...................      274,640.936       1.250%       2.266%
Abstain ...................      864,417.086       3.936%       7.132%
Broker Non-Votes ..........    2,527,669.000      11.509%      20.856%
----------------------------------------------------------------------
TOTAL .....................   12,119,863.689      55.184%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
MODERATE TARGET FUND           SHARES VOTED       SHARES       SHARES
----------------------------------------------------------------------
For .......................   14,199,085.580      34.103%      67.921%
Against ...................      450,825.246       1.083%       2.157%
Abstain ...................    1,060,297.930       2.547%       5.071%
Broker Non-Votes ..........    5,195,288.000      12.478%      24.851%
----------------------------------------------------------------------
TOTAL .....................   20,905,496.756      50.211%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
GROWTH TARGET FUND             SHARES VOTED       SHARES       SHARES
----------------------------------------------------------------------
For .......................   10,466,364.418      34.224%      67.271%
Against ...................      395,237.546       1.292%       2.541%
Abstain ...................    1,426,129.804       4.663%       9.165%
Broker Non-Votes ..........    3,270,919.000      10.696%      21.023%
----------------------------------------------------------------------
TOTAL .....................   15,558,650.768      50.875%     100.000%


68 | Semiannual Report

Franklin Templeton Fund Allocator Series

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 4. To approve the elimination of certain of the Funds' fundamental investment restrictions:

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
CONSERVATIVE TARGET FUND        SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................    8,494,692.999      38.678%      70.089%
Against ...................      249,145.244       1.134%       2.056%
Abstain ...................      848,356.446       3.863%       6.999%
Broker Non-Votes ..........    2,527,669.000      11.509%      20.856%
----------------------------------------------------------------------
TOTAL .....................   12,119,863.689      55.184%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
MODERATE TARGET FUND            SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................   14,275,265.769      34.286%      68.285%
Against ...................      422,197.229       1.014%       2.019%
Abstain ...................    1,012,745.758       2.433%       4.845%
Broker Non-Votes ..........    5,195,288.000      12.478%      24.851%
----------------------------------------------------------------------
TOTAL .....................   20,905,496.756      50.211%     100.000%

----------------------------------------------------------------------
                                                   % OF         % OF
FRANKLIN TEMPLETON                              OUTSTANDING     VOTED
GROWTH TARGET FUND              SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................   10,572,831.237      34.572%      67.955%
Against ...................      292,830.011       0.957%       1.882%
Abstain ...................    1,422,070.520       4.650%       9.140%
Broker Non-Votes ..........    3,270,919.000      10.696%      21.023%
----------------------------------------------------------------------
TOTAL .....................   15,558,650.768      50.875%     100.000%


                                                          Semiannual Report | 69

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund


70 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2006, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report showed that the Fund's income return for the one-year period was in the second-highest quintile of its performance universe and on an annualized basis was in the upper half of such universe for the previous three-year period and in the second-lowest quintile of such


                                                          Semiannual Report | 71

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

universe for the previous five- and 10-year periods. The Lipper report showed the Fund's total return for the one-year period as well as the previous three-, five- and 10-year periods to be in the highest quintile of such performance universe. The Board was satisfied with such performance.

FRANKLIN TEMPLETON MODERATE TARGET FUND - The performance universe of this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period to be in the second-highest quintile of this universe and on an annualized basis for each of the previous three-, five-, and 10-year periods to be in the upper half of such performance universe. The Lipper report showed the Fund's total return for the one-year period was in the second-highest quintile of such performance universe and on an annualized basis was in the highest or second-highest quintile of such universe for the previous three-, five- and 10-year periods. The Board was satisfied with this performance.

FRANKLIN TEMPLETON GROWTH TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period to be in the second-highest quintile of such universe and on an annualized basis for the previous three- and five-year periods was in the second-lowest quintile, and for the previous 10-year period was in the middle quintile of this performance universe. The Lipper report showed the Fund's total return for the one-year period to be in the highest quintile of such performance universe and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with this performance.

COMPARATIVE EXPENSE. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management services covered under a Fund's management investment agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Board noted that Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund, and Franklin Templeton Growth Target Fund pay an asset allocation advisory fee. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for fund Class A shares. The Lipper report for Franklin Templeton Conservative Target Fund showed contractual investment management fee and actual


72 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

total expenses to be in the middle quintile of its Lipper expense group. The Board found such expenses acceptable. The Lipper report for Franklin Templeton Moderate Target Fund showed its contractual investment management fee to be in the middle quintile of its Lipper expense group and its actual total expenses to be in the least expensive quintile of such group. The Board was satisfied with this Fund's expenses. The Lipper expense report for Franklin Templeton Growth Target Fund showed both its contractual investment management fee and its actual total expenses to be in the second least expensive quintile of its Lipper expense group. The Board found such expenses to be satisfactory.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.


                                                          Semiannual Report | 73

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. With the exception of Templeton Global Long-Short Fund which has a performance adjusted base fee, the fees charged all the underlying funds in which the Funds may invest provide for management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the schedule of fees under their investment management agreements provides a sharing of benefits with a Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


74 | Semiannual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High  Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S.Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON   One Franklin Parkway
   INVESTMENTS       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com.See inside for details.

SEMI ANNUAL REPORT AN D SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS S2007 08/07








                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                          JUNE 30, 2007
--------------------------------------------------------------------------------

                                                 Franklin Templeton
                                                 Corefolio Allocation Fund

                                                 Franklin Templeton
                                                 Founding Funds Allocation Fund

                                                 Franklin Templeton
                                                 Perspectives Allocation Fund

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER        ASSET ALLOCATION
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
               FRANKLIN TEMPLETON
             FUND ALLOCATOR SERIES                     Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Economic and Market Overview ..............................................    3

Franklin Templeton Corefolio Allocation Fund ..............................    5

Franklin Templeton Founding Funds Allocation Fund .........................   12

Franklin Templeton Perspectives Allocation Fund ...........................   19

Financial Highlights and Statements of Investments ........................   26

Financial Statements ......................................................   43

Notes to Financial Statements .............................................   48

Meeting of Shareholders ...................................................   57

Shareholder Information ...................................................   61

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the six months ended June 30, 2007, moderate economic growth was supported by robust consumer spending and generally strong corporate profits. Although the pace in the first quarter of 2007 was restrained by volatile energy prices and ongoing housing market weakness, it rebounded in the second quarter. Core inflation was mostly contained for much of the reporting period, although headline, or overall, inflation rose due to higher food and energy prices. A cautious Federal Reserve Board warned that inflation posed a greater risk to the economy than recession. In this environment, the Standard & Poor's 500 Index (S&P 500) had a +6.92% total return, the Dow Jones Industrial Average returned +8.76% and the NASDAQ Composite Index returned +8.20% for the six months under review.(1)

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------

eDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

In the enclosed semiannual report for Franklin Templeton Fund Allocator Series, the portfolio manager discusses market conditions and each Fund's performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

Semiannual Report

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007's first quarter. Corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.1 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate. 2

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield began the period at 4.71%. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. The 10-year Treasury yield reached 5.03% on June 30, 2007.

Outside the U.S., the global economy remained resilient throughout the six-month period. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

1. Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.


                                                           Semiannual Report | 3

Financing costs increased gradually from unprecedented low levels, but global liquidity -- petrodollars, corporate cash, private equity, household savings and central banks' reserves -- remained abundant. As investible cash continued to look for a home, global merger and acquisition activity remained at record levels.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader Standard & Poor's 500 Index (S&P 500) returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.3 Most non-U.S. equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Semiannual Report

Franklin Templeton Corefolio Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT OR CALL FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Corefolio Allocation Fund's semiannual report for the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Corefolio Allocation Fund - Class A posted a cumulative total return of +8.25% for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +7.56%.1 You can find other performance data in the Performance Summary beginning on page 7.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 25% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 75% and MSCI World Index 25%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 31.


                                                           Semiannual Report | 5

ASSET ALLOCATION*

Franklin Templeton Corefolio Allocation Fund Based on Total Net Assets as of 6/30/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Domestic Equity         75.3%
Foreign Equity          24.8%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

** Short-term investments and other net assets equal -0.1%.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, the Fund's performance benefited most from Mutual Shares Fund - Class Z. All four of the Fund's underlying funds produced positive results and helped performance during the period; however, Templeton Growth Fund - Advisor Class underperformed the hybrid benchmark index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey, CFA

                  T. Anthony Coffey, CFA
                  Vice President of Advisers
                  Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCOX)                          CHANGE    6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.90     $14.99     $14.09
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0147
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2248
--------------------------------------------------------------------------------
   TOTAL                            $0.2402
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBCOX)                          CHANGE    6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.84     $14.83     $13.99
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0147
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2248
--------------------------------------------------------------------------------
   TOTAL                            $0.2402
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCLX)                          CHANGE    6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.84     $14.80     $13.96
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0147
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2248
--------------------------------------------------------------------------------
   TOTAL                            $0.2402
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                            CHANGE    6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.88     $14.95     $14.07
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0147
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2248
--------------------------------------------------------------------------------
   TOTAL                            $0.2402
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.92     $15.04     $14.12
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0147
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2248
--------------------------------------------------------------------------------
   TOTAL                            $0.2402
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10.000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------
CLASS A                                6-MONTH           1-YEAR    3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +8.25%           +20.41%   +42.72%         +64.82%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +2.02%           +13.50%   +10.39%         +12.03%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,202           $11,350   $13,452         $15,534
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------
      Without Waiver                             1.40%
-------------------------------------------------------------------------------------------------
      With Waiver                                0.50%
-------------------------------------------------------------------------------------------------
CLASS B                                6-MONTH           1-YEAR    3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +7.87%           +19.61%   +39.89%         +60.51%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +3.87%           +15.61%   +11.03%         +12.43%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,387           $11,561   $13,689         $15,751
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------
      Without Waiver                             2.05%
-------------------------------------------------------------------------------------------------
      With Waiver                                1.15%
-------------------------------------------------------------------------------------------------
CLASS C                                6-MONTH           1-YEAR    3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +7.82%           +19.56%   +39.88%         +60.38%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +6.82%           +18.56%   +11.84%         +12.96%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,682           $11,856   $13,988         $16,038
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------
      Without Waiver                             2.04%
-------------------------------------------------------------------------------------------------
      With Waiver                                1.15%
-------------------------------------------------------------------------------------------------
CLASS R                                6-MONTH           1-YEAR    3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +8.12%           +20.20%   +42.03%         +63.74%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +8.12%           +20.20%   +12.41%         +13.56%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,812           $12,020   $14,203         $16,374
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------
      Without Waiver                             1.55%
-------------------------------------------------------------------------------------------------
      With Waiver                                0.65%
-------------------------------------------------------------------------------------------------
ADVISOR CLASS                          6-MONTH           1-YEAR    3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +8.37%           +20.80%   +44.08%         +66.63%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +8.37%           +20.80%   +12.95%         +14.08%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,837           $12,080   $14,408         $16,663
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------
      Without Waiver                             1.05%
-------------------------------------------------------------------------------------------------
      With Waiver                                0.15%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATE REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


8 | Semiannual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. INVESTING IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. The administrator has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the administrator had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                           Semiannual Report | 9

Your Fund's Expenses

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 1/1/07     VALUE 6/30/07    PERIOD* 1/1/07-6/30/07
------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,082.50             $2.58
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,022.32             $2.51
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,078.70             $5.93
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,019.09             $5.76
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,078.20             $5.93
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,019.09             $5.76
------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,081.20             $3.35
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,021.57             $3.26
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,083.70             $0.77
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,024.05             $0.75
------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.15%; C: 1.15%; R: 0.65%; and Advisor: 0.15%),
multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

Franklin Templeton Founding Funds Allocation Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT OR CALL FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton Founding Funds Allocation Fund covers the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A posted a +7.16% cumulative total return for the six months under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +7.77%. 1 You can find other performance data in the Performance Summary beginning on page 14.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 37.


12 | Semiannual Report
net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, the Fund's performance benefited most from Mutual Shares Fund - Class Z. All three of the Fund's underlying funds produced positive results and helped performance during the period; however, Franklin Income Fund - Advisor Class and Templeton Growth Fund - Advisor Class underperformed the hybrid benchmark index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Vice President of Advisers
                  Franklin Templeton Founding Funds Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

ASSET ALLOCATION*

Franklin Templeton Founding Funds
Allocation Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Domestic Equity                                     33.2%
Domestic Hybrid                                     33.1%
Foreign Equity                                      33.2%
Short-Term Investments & Other Net Assets            0.5%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.


                                                          Semiannual Report | 13

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FFALX)                          CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.75     $14.73      $13.98
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0070
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2273
--------------------------------------------------------------------------------
   TOTAL                            $0.2343
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FFABX)                          CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.69     $14.62      $13.93
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0070
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2273
--------------------------------------------------------------------------------
   TOTAL                            $0.2343
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FFACX)                          CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.69     $14.47      $13.78
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0070
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2273
--------------------------------------------------------------------------------
   TOTAL                            $0.2343
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FFARX)                          CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.74     $14.72      $13.98
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0070
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2273
--------------------------------------------------------------------------------
   TOTAL                            $0.2343
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FFAAX)                    CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.79     $14.84      $14.05
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0070
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.2273
--------------------------------------------------------------------------------
   TOTAL                            $0.2343
--------------------------------------------------------------------------------


14 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------------
CLASS A                                         6-MONTH             1-YEAR     3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                        +7.16%            +20.93%    +50.35%          +72.32%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                    +1.02%            +13.99%    +12.33%          +13.33%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $10,102            $11,399    $14,175          $16,241
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
     Without Waiver                                       1.27%
-------------------------------------------------------------------------------------------------------------
     With Waiver                                          0.50%
-------------------------------------------------------------------------------------------------------------
CLASS B                                         6-MONTH             1-YEAR     3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                        +6.75%            +20.00%    +47.37%          +68.00%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                    +2.75%            +16.00%    +13.02%          +13.79%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $10,275            $11,600    $14,437          $16,500
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
     Without Waiver                                       1.92%
-------------------------------------------------------------------------------------------------------------
     With Waiver                                          1.15%
-------------------------------------------------------------------------------------------------------------
CLASS C                                         6-MONTH             1-YEAR     3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                        +6.83%            +20.09%    +47.37%          +68.01%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                    +5.83%            +19.09%    +13.80%          +14.32%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $10,583            $11,909    $14,737          $16,801
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
     Without Waiver                                       1.92%
-------------------------------------------------------------------------------------------------------------
     With Waiver                                          1.15%
-------------------------------------------------------------------------------------------------------------
CLASS R                                         6-MONTH             1-YEAR     3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                        +7.09%            +20.65%    +49.54%         +71.53%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                    +7.09%            +20.65%    +14.35%         +14.93%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $10,709            $12,065    $14,954         $17,153
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
     Without Waiver                                       1.42%
-------------------------------------------------------------------------------------------------------------
     With Waiver                                          0.65%
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                   6-MONTH             1-YEAR     3-YEAR    INCEPTION (8/15/03)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                        +7.41%            +21.36%    +51.87%         +74.77%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                    +7.41%            +21.36%    +14.95%         +15.49%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                  $10,741            $12,136    $15,187         $17,477
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------------
     Without Waiver                                       0.92%
-------------------------------------------------------------------------------------------------------------
     With Waiver                                          0.15%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                          Semiannual Report | 15

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. The administrator has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the administrator had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


16 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 17

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 1/1/07       VALUE 6/30/07   PERIOD* 1/1/07-6/30/07
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,071.60              $2.57
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,022.32              $2.51
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,067.50              $5.90
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,019.09              $5.76
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,068.30              $5.90
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,019.09              $5.76
------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,070.90              $3.34
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.57              $3.26
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,074.10              $0.77
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,024.05              $0.75
------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.15%; C: 1.15%; R: 0.65%; and Advisor: 0.15%),
multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


18 | Semiannual Report

Franklin Templeton Perspectives Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Perspectives Allocation Fund's semiannual report for the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A posted a cumulative total return of +8.39% for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +7.77%. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 21.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 42.


                                                          Semiannual Report | 19

ASSET ALLOCATION*

Franklin Templeton Perspectives
Allocation Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Domestic Equity                             66.6%
Foreign Equity                              33.1%
Short-Term Investments & Other Net Assets    0.3%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, the Fund's performance benefited most from Mutual Shares Fund - Class Z. All three of the Fund's underlying funds produced positive results and helped Fund performance during the period; however, Templeton Growth Fund - Advisor Class underperformed the hybrid benchmark index.

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Vice President of Advisers
                  Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Semiannual Report

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------
CLASS A (SYMBOL: FPAAX)                         CHANGE    6/30/07    12/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.86     $13.76      $12.90
-------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
-------------------------------------------------------------------------------
Dividend Income                      $0.0051
-------------------------------------------------------------------------------
Long-Term Capital Gain               $0.1989
-------------------------------------------------------------------------------
     TOTAL                           $0.2040
-------------------------------------------------------------------------------
CLASS C (SYMBOL: FPCAX)                         CHANGE    6/30/07    12/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.81     $13.63      $12.82
-------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
-------------------------------------------------------------------------------
Dividend Income                      $0.0051
-------------------------------------------------------------------------------
Long-Term Capital Gain               $0.1989
-------------------------------------------------------------------------------
     TOTAL                           $0.2040
-------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                           CHANGE    6/30/07    12/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.84     $13.74      $12.90
-------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
-------------------------------------------------------------------------------
Dividend Income                      $0.0051
-------------------------------------------------------------------------------
Long-Term Capital Gain               $0.1989
-------------------------------------------------------------------------------
     TOTAL                           $0.2040
-------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                     CHANGE    6/30/07    12/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.88     $13.81      $12.93
-------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
-------------------------------------------------------------------------------
Dividend Income                      $0.0051
-------------------------------------------------------------------------------
Long-Term Capital Gain               $0.1989
-------------------------------------------------------------------------------
     TOTAL                           $0.2040
-------------------------------------------------------------------------------


                                                          Semiannual Report | 21

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGES; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
CLASS A                                          6-MONTH     1-YEAR    INCEPTION (8/2/04)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                          +8.39%    +19.58%        +51.52%
-----------------------------------------------------------------------------------------
Average Annual Total Return 3                      +2.13%    +12.68%        +13.03%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,213    $11,268        $14,280
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------
      Without Waiver                    1.49%
-----------------------------------------------------------------------------------------
      With Waiver                       0.50%
-----------------------------------------------------------------------------------------
CLASS C                                          6-MONTH     1-YEAR    INCEPTION (8/2/04)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                          +8.05%    +18.77%        +48.68%
-----------------------------------------------------------------------------------------
Average Annual Total Return 3                      +7.05%    +17.77%        +14.60%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,705    $11,777        $14,868
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------
      Without Waiver                    2.13%
-----------------------------------------------------------------------------------------
      With Waiver                       1.15%
-----------------------------------------------------------------------------------------
CLASS R                                          6-MONTH     1-YEAR    INCEPTION (8/2/04)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                          +8.23%    +19.30%        +50.78%
-----------------------------------------------------------------------------------------
Average Annual Total Return 3                      +8.23%    +19.30%        +15.16%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,823    $11,930        $15,078
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------
      Without Waiver                    1.64%
-----------------------------------------------------------------------------------------
      With Waiver                       0.65%
-----------------------------------------------------------------------------------------
ADVISOR CLASS                                    6-MONTH     1-YEAR    INCEPTION (8/2/04)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                          +8.53%    +19.93%        +52.86%
-----------------------------------------------------------------------------------------
Average Annual Total Return 3                      +8.53%    +19.93%        +15.70%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,853    $11,993        $15,286
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-----------------------------------------------------------------------------------------
      Without Waiver                    1.14%
-----------------------------------------------------------------------------------------
      With Waiver                       0.15%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


22 | Semiannual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. FRANKLIN FLEX CAP GROWTH FUND NORMALLY INVESTS A MAJORITY OF ITS ASSETS IN SECURITIES LINKED TO THE STATE OF CALIFORNIA, WHICH MAY INVOLVE INCREASED VOLATILITY ASSOCIATED WITH ECONOMIC OR REGULATORY DEVELOPMENTS IN THE STATE. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS THAN CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. The administrator has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the administrator had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 23

Your Fund's Expenses

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


24 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 1/1/07       VALUE 6/30/07   PERIOD* 1/1/07-6/30/07
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,083.90             $2.58
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,022.32             $2.51
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,080.50             $5.83
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,019.19             $5.66
------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,082.30             $3.36
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.57             $3.26
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,085.30             $0.78
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,024.05             $0.75
------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.13%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 25

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                             ----------------------------------------------------------------------
                                                             SIX MONTHS ENDED                                       PERIOD ENDED
                                                               JUNE 30, 2007            YEAR ENDED DECEMBER 31,        JULY 31,
CLASS A                                                         (UNAUDITED)          2006        2005     2004 h        2004 i
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................       $     14.09    $  12.71   $   12.20   $  11.02    $       10.00
                                                             ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c .......................             (0.03)       0.11        0.09       0.09             0.01
   Net realized and unrealized gains (losses) .............              1.17        1.81        0.71       1.21             1.07
                                                             ----------------------------------------------------------------------
Total from investment operations ..........................              1.14        1.92        0.80       1.30             1.08
                                                             ----------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ......................             (0.01)      (0.16)      (0.10)     (0.07)              --
   Net realized gains .....................................             (0.23)      (0.38)      (0.19)     (0.05)              --
   Tax return of capital ..................................                --          --         --         --            (0.06)
                                                             ----------------------------------------------------------------------
Total distributions .......................................             (0.24)      (0.54)      (0.29)     (0.12)           (0.06)
                                                             ----------------------------------------------------------------------
Redemption fees ...........................................                --  g       -- g        -- g       -- g             -- g
                                                             ----------------------------------------------------------------------
Net asset value, end of period ............................       $     14.99    $  14.09   $   12.71   $  12.20    $       11.02
                                                             ======================================================================

Total return d ............................................              8.25%      15.25%       6.63%     11.77%           10.85%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .......              0.64%       0.65%       0.66%      0.68%            0.74%
Expenses net of waiver and payments by affiliates f .......              0.50%       0.50%       0.58%      0.68%            0.47%
Net investment income (loss) c ............................             (0.41)%      0.82%       0.72%      1.86%            0.14%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................       $   509,410    $458,460   $ 353,016   $238,564    $     157,792
Portfolio turnover rate ...................................              0.49%       1.66%       2.49%      1.02%            0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                             ----------------------------------------------------------------------
                                                             SIX MONTHS ENDED                                       PERIOD ENDED
                                                               JUNE 30, 2007            YEAR ENDED DECEMBER 31,       JULY 31,
CLASS B                                                         (UNAUDITED)          2006        2005     2004 h       2004 i
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................       $     13.99   $   12.62   $   12.12   $  10.95    $       10.00
                                                             ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c .......................             (0.08)       0.01        0.01       0.06            (0.06)
   Net realized and unrealized gains (losses) .............              1.16        1.81        0.70       1.20             1.06
                                                             ----------------------------------------------------------------------
Total from investment operations ..........................              1.08        1.82        0.71       1.26             1.00
                                                             ----------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ...............................             (0.01)      (0.07)      (0.02)     (0.04)              --
   Net realized gains .....................................             (0.23)      (0.38)      (0.19)     (0.05)              --
   Tax return of capital ..................................                --          --          --         --            (0.05)
                                                             ----------------------------------------------------------------------
Total distributions .......................................             (0.24)      (0.45)      (0.21)     (0.09)           (0.05)
                                                             ----------------------------------------------------------------------
Redemption fees ...........................................                -- g        -- g        -- g       -- g             -- g
                                                             ----------------------------------------------------------------------
Net asset value, end of period ............................       $     14.83   $   13.99   $   12.62   $  12.12    $       10.95
                                                             ======================================================================

Total return d ............................................              7.87%      14.55%       5.89%     11.50%           10.02%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .......              1.29%       1.30%       1.31%      1.33%            1.39%
Expenses net of waiver and payments by affiliates f .......              1.15%       1.15%       1.23%      1.33%            1.12%
Net investment income (loss) c ............................             (1.06)%      0.17%       0.07%      1.21%           (0.51)%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................       $    78,608   $  76,408   $  71,496   $ 66,562    $      44,297
Portfolio turnover rate ...................................              0.49%       1.66%       2.49%      1.02%            0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 27

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                                             PERIOD ENDED
                                                           JUNE 30, 2007            YEAR ENDED DECEMBER 31,             JULY 31,
CLASS C                                                     (UNAUDITED)            2006          2005       2004 h       2004 i
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................         $    13.96    $    12.61    $    12.11    $   10.94       $   10.00
                                                         ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ..................              (0.08)         0.02          0.01         0.06           (0.05)
   Net realized and unrealized gains (losses) ........               1.16          1.79          0.71         1.20            1.04
                                                         ---------------------------------------------------------------------------
Total from investment operations .....................               1.08          1.81          0.72         1.26            0.99
                                                         ---------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term
      gains received from Underlying Funds ...........              (0.01)        (0.08)        (0.03)       (0.04)             --
   Net realized gains ................................              (0.23)        (0.38)        (0.19)       (0.05)             --
   Tax return of capital .............................                 --            --            --           --           (0.05)
                                                         ---------------------------------------------------------------------------
Total distributions ..................................              (0.24)        (0.46)        (0.22)       (0.09)          (0.05)
                                                         ---------------------------------------------------------------------------
Redemption fees ......................................                 -- g          -- g          -- g         -- g            -- g
                                                         ---------------------------------------------------------------------------
Net asset value, end of period .......................         $    14.80    $    13.96    $    12.61    $   12.11       $   10.94
                                                         ===========================================================================

Total return d .......................................               7.82%        14.48%         6.02%       11.49%           9.93%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments
   by affiliates f ...................................               1.29%         1.29%         1.29%        1.33%           1.39%
Expenses net of waiver and payments
   by affiliates f ...................................               1.15%         1.14%         1.21%        1.33%           1.12%
Net investment income (loss) c .......................              (1.06)%        0.18%         0.09%        1.21%          (0.51)%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................         $  185,226    $  166,688    $  132,459    $  96,487       $  73,272
Portfolio turnover rate ..............................               0.49%         1.66%         2.49%        1.02%           0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


28 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                                             PERIOD ENDED
                                                           JUNE 30, 2007            YEAR ENDED DECEMBER 31,             JULY 31,
CLASS R                                                     (UNAUDITED)            2006          2005       2004 h        2004 i
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................          $   14.07    $    12.69    $    12.18    $   11.00       $   10.00
                                                         ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ..................              (0.04)         0.09          0.05         0.08           (0.02)
   Net realized and unrealized gains (losses) ........               1.16          1.81          0.73         1.21            1.08
                                                         ---------------------------------------------------------------------------
Total from investment operations .....................               1.12          1.90          0.78         1.29            1.06
                                                         ---------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term
      gains received from Underlying Funds ...........              (0.01)        (0.14)        (0.08)       (0.06)             --
   Net realized gains ................................              (0.23)        (0.38)        (0.19)       (0.05)             --
   Tax return of capital .............................                 --            --            --           --           (0.06)
                                                         ---------------------------------------------------------------------------
Total distributions ..................................              (0.24)        (0.52)        (0.27)       (0.11)          (0.06)
                                                         ---------------------------------------------------------------------------
Redemption fees ......................................                 -- g          -- g          -- g         -- g            -- g
                                                         ---------------------------------------------------------------------------
Net asset value, end of period .......................          $   14.95    $    14.07    $    12.69    $   12.18       $   11.00
                                                         ===========================================================================

Total return d .......................................               8.12%        15.10%         6.43%       11.73%          10.65%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments
   by affiliates f ...................................               0.79%         0.80%         0.81%        0.83%           0.89%
Expenses net of waiver and payments
   by affiliates f ...................................               0.65%         0.65%         0.73%        0.83%           0.62%
Net investment income (loss) c .......................              (0.56)%        0.67%         0.57%        1.71%          (0.01)%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................          $   2,658    $    2,534    $    2,190    $   1,944       $   1,408
Portfolio turnover rate ..............................               0.49%         1.66%         2.49%        1.02%           0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           ----------------------------------------------------------------
                                                           SIX MONTHS ENDED                                    PERIOD ENDED
                                                             JUNE 30, 2007       YEAR ENDED DECEMBER 31,         JULY 31,
ADVISOR CLASS                                                 (UNAUDITED)      2006       2005      2004 h        2004 i
                                                           ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................         $   14.12    $ 12.73    $ 12.21    $ 11.02       $ 10.00
                                                           -----------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ....................                -- g     0.15       0.13       0.11          0.04
   Net realized and unrealized gains (losses) ..........              1.16       1.83       0.72       1.21          1.05
                                                           -----------------------------------------------------------------
Total from investment operations .......................              1.16       1.98       0.85       1.32          1.09
                                                           -----------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ............................             (0.01)     (0.21)     (0.14)     (0.08)           --
   Net realized gains ..................................             (0.23)     (0.38)     (0.19)     (0.05)           --
   Tax return of capital                                                --         --         --         --         (0.07)
                                                           -----------------------------------------------------------------
Total distributions ....................................             (0.24)     (0.59)     (0.33)     (0.13)        (0.07)
                                                           -----------------------------------------------------------------
Redemption fees ........................................                -- g       -- g       -- g       -- g          -- g
                                                           -----------------------------------------------------------------
Net asset value, end of period .........................         $   15.04    $ 14.12    $ 12.73    $ 12.21       $ 11.02
                                                           =================================================================

Total return d .........................................              8.37%     15.65%      6.93%     12.09%        10.92%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....              0.29%      0.30%      0.31%      0.33%         0.39%
Expenses net of waiver and payments by affiliates f ....              0.15%      0.15%      0.23%      0.33%         0.12%
Net investment income (loss) c .........................             (0.06)%     1.17%      1.07%      2.21%         0.49%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................         $   3,400    $ 3,073    $ 2,792    $ 2,097       $ 1,181
Portfolio turnover rate ................................              0.49%      1.66%      2.49%      1.02%         0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


30 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                                          SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a

  LONG TERM INVESTMENTS 100.1%
  DOMESTIC EQUITY 75.3%
  Franklin Capital Growth Fund, Advisor Class ...................................................      15,071,456   $  195,627,498
  Franklin Growth Fund, Advisor Class ...........................................................       4,343,669      196,420,690
  Mutual Shares Fund, Class Z ...................................................................       6,827,727      194,521,937
                                                                                                                    ---------------
                                                                                                                       586,570,125
                                                                                                                    ---------------
  FOREIGN EQUITY 24.8%
  Templeton Growth Fund Inc., Advisor Class .....................................................       7,029,204      193,232,828
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $607,548,937) ...............................................                      779,802,953
                                                                                                                    ---------------

  SHORT TERM INVESTMENT (COST $714,875) 0.1%
  MONEY MARKET FUND 0.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..........................         714,875          714,875
                                                                                                                    ---------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $608,263,812) 100.2% ..............................                      780,517,828
  OTHER ASSETS, LESS LIABILITIES (0.2)% .........................................................                       (1,214,757)
                                                                                                                    ---------------
  NET ASSETS 100.0% .............................................................................                   $  779,303,071
                                                                                                                    ===============

a See Note 6 regarding investments in Underlying Funds.

b The rate shown is the annualized seven-day yield at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                                             PERIOD ENDED
                                                           JUNE 30, 2007            YEAR ENDED DECEMBER 31,             JULY 31,
CLASS A                                                     (UNAUDITED)           2006          2005          2004 h        2004 i
                                                         --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................      $    13.98      $    12.50    $    12.28    $    11.21      $  10.00
                                                         --------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c .........................            0.10            0.40          0.37          0.22          0.23
   Net realized and unrealized gains (losses) ........            0.88            1.99          0.40          1.14          1.07
                                                         --------------------------------------------------------------------------
Total from investment operations .....................            0.98            2.39          0.77          1.36          1.30
                                                         --------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ..........................           (0.01)          (0.44)        (0.30)        (0.23)        (0.09)
   Net realized gains ................................           (0.22)          (0.47)        (0.25)        (0.06)           --
                                                         --------------------------------------------------------------------------
Total distributions ..................................           (0.23)          (0.91)        (0.55)        (0.29)        (0.09)
                                                         --------------------------------------------------------------------------
Redemption fees ......................................              -- g            -- g          -- g          -- g          -- g
                                                         --------------------------------------------------------------------------
Net asset value, end of period .......................      $    14.73      $    13.98    $    12.50    $    12.28      $  11.21
                                                         ==========================================================================

Total return d .......................................            7.16%          19.34%         6.31%        12.16%        13.00%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ..            0.57%           0.57%         0.58%         0.60%         0.61%
Expenses net of waiver and payments by affiliates f ..            0.50%           0.50%         0.54%         0.60%         0.49%
Net investment income c ..............................            1.41%           3.00%         2.98%         4.48%         2.16%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................      $9,824,458      $7,288,143    $4,051,695    $1,640,876      $882,175
Portfolio turnover rate ..............................            0.15%           0.96%         0.74%         0.37%         0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


32 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                                             PERIOD ENDED
                                                           JUNE 30, 2007            YEAR ENDED DECEMBER 31,             JULY 31,
CLASS B                                                     (UNAUDITED)           2006          2005          2004 h        2004 i
                                                         --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................      $    13.93      $    12.46    $    12.23    $    11.16      $  10.00
                                                         --------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c .........................            0.06            0.28          0.26          0.19          0.16
   Net realized and unrealized gains (losses) ........            0.86            2.00          0.43          1.13          1.08
                                                         --------------------------------------------------------------------------
Total from investment operations .....................            0.92            2.28          0.69          1.32          1.24
                                                         --------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ..........................           (0.01)          (0.34)        (0.21)        (0.19)        (0.08)
   Net realized gains ................................           (0.22)          (0.47)        (0.25)        (0.06)           --
                                                         --------------------------------------------------------------------------
Total distributions ..................................           (0.23)          (0.81)        (0.46)        (0.25)        (0.08)
                                                         --------------------------------------------------------------------------
Redemption fees ......................................              -- g            -- g          -- g          -- g          -- g
                                                         --------------------------------------------------------------------------
Net asset value, end of period .......................      $    14.62      $    13.93    $    12.46    $    12.23      $  11.16
                                                         --------------------------------------------------------------------------

Total return d .......................................            6.75%          18.53%         5.58%        11.90%        12.39%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ..            1.22%           1.22%         1.23%         1.25%         1.26%
Expenses net of waiver and payments by affiliates f ..            1.15%           1.15%         1.19%         1.25%         1.14%
Net investment income c ..............................            0.76%           2.35%         2.33%         3.83%         1.51%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................      $  793,761      $  766,452    $  688,590    $  612,553      $357,282
Portfolio turnover rate ..............................            0.15%           0.96%         0.74%         0.37%         0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                         --------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                                          PERIOD ENDED
                                                             JUNE 30, 2007          YEAR ENDED DECEMBER 31,             JULY 31,
CLASS C                                                       (UNAUDITED)         2006          2005          2004 h        2004 i
                                                         --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................      $    13.78      $    12.36    $    12.23    $    11.16      $  10.00
                                                         --------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c .........................            0.05            0.31          0.29          0.19          0.17
   Net realized and unrealized gains (losses) ........            0.87            1.95          0.39          1.13          1.07
                                                         --------------------------------------------------------------------------
Total from investment operations .....................            0.92            2.26          0.68          1.32          1.24
                                                         --------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ..........................           (0.01)          (0.37)        (0.30)        (0.19)        (0.08)
   Net realized gains ................................           (0.22)          (0.47)        (0.25)        (0.06)           --
                                                         --------------------------------------------------------------------------
Total distributions ..................................           (0.23)          (0.84)        (0.55)        (0.25)        (0.08)
                                                         --------------------------------------------------------------------------
Redemption fees ......................................              -- g            -- g          -- g          -- g          -- g
                                                         --------------------------------------------------------------------------
Net asset value, end of period .......................      $    14.47      $    13.78    $    12.36    $    12.23      $  11.16
                                                         ==========================================================================

Total return d .......................................            6.83%          18.50%         5.63%        11.79%        12.40%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ..            1.22%           1.22%         1.20%         1.25%         1.26%
Expenses net of waiver and payments by affiliates f ..            1.15%           1.15%         1.16%         1.25%         1.14%
Net investment income c ..............................            0.76%           2.35%         2.36%         3.83%         1.51%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................      $5,129,295      $3,692,307    $2,075,041    $  927,786      $535,778
Portfolio turnover rate ..............................            0.15%           0.96%         0.74%         0.37%         0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


34 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                                           PERIOD ENDED
                                                       JUNE 30, 2007          YEAR ENDED DECEMBER 31,              JULY 31,
CLASS R                                                (UNAUDITED)          2006         2005         2004 h        2004 i
                                                      ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............      $  13.98        $    12.50   $    12.28    $    11.22     $ 10.00
                                                      ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ......................          0.09              0.37         0.33          0.22        0.20
   Net realized and unrealized gains (losses) .....          0.88              1.99         0.42          1.13        1.11
                                                      ------------------------------------------------------------------------
Total from investment operations ..................          0.97              2.36         0.75          1.35        1.31
                                                      ------------------------------------------------------------------------
Less distributions from:

   Net investment income and short term gains
      received from Underlying Funds ..............         (0.01)            (0.41)       (0.28)        (0.23)      (0.09)
   Net realized gains .............................         (0.22)            (0.47)       (0.25)        (0.06)         --
                                                      ------------------------------------------------------------------------
Total distributions ...............................         (0.23)            (0.88)       (0.53)        (0.29)      (0.09)
                                                      ------------------------------------------------------------------------
Redemption fees ...................................            -- g              -- g         -- g          -- g        -- g
                                                      ------------------------------------------------------------------------
Net asset value, end of period ....................      $  14.72        $    13.98   $    12.50    $    12.28     $ 11.22
                                                      ========================================================================

Total return d ....................................          7.09%            19.15%        6.12%        12.02%      13.09%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by
   affiliates f ...................................          0.72%             0.72%        0.73%         0.75%       0.76%
Expenses net of waiver and payments by
   affiliates f ...................................          0.65%             0.65%        0.69%         0.75%       0.64%
Net investment income c ...........................          1.26%             2.85%        2.83%         4.33%       2.01%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $ 29,565        $   24,435   $   17,247    $   12,101     $ 5,225
Portfolio turnover rate ...........................          0.15%             0.96%        0.74%         0.37%       0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                                           PERIOD ENDED
                                                        JUNE 30, 2007         YEAR ENDED DECEMBER 31,              JULY 31,
ADVISOR CLASS                                           (UNAUDITED)         2006         2005         2004 h         2004 i
                                                      ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............      $    14.05      $    12.55   $    12.32    $    11.25     $ 10.00
                                                      ------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ......................            0.12            0.47         0.39          0.24        0.25
   Net realized and unrealized gains (losses) .....            0.90            1.98         0.42          1.14        1.09
                                                      ------------------------------------------------------------------------
Total from investment operations ..................            1.02            2.45         0.81          1.38        1.34
                                                      ------------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..............           (0.01)          (0.48)       (0.33)        (0.25)      (0.09)
   Net realized gains .............................           (0.22)          (0.47)       (0.25)        (0.06)         --
                                                      ------------------------------------------------------------------------
Total distributions ...............................           (0.23)          (0.95)       (0.58)        (0.31)      (0.09)
                                                      ------------------------------------------------------------------------
Redemption fees ...................................              -- g            -- g         -- g          -- g        -- g
                                                      ------------------------------------------------------------------------
Net asset value, end of period ....................      $    14.84      $    14.05   $    12.55    $    12.32     $ 11.25
                                                      ========================================================================

Total return d ....................................            7.41%          19.73%        6.63%        12.32%      13.46%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by
   affiliates f ...................................            0.22%           0.22%        0.23%         0.25%       0.26%
Expenses net of waiver and payments by
   affiliates f ...................................            0.15%           0.15%        0.19%         0.25%       0.14%
Net investment income c  ..........................            1.76%           3.35%        3.33%         4.83%       2.51%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $   49,733      $   25,124   $   12,535    $    7,792     $ 4,991
Portfolio turnover rate ...........................            0.15%           0.96%        0.74%         0.37%       0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


36 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS a
   LONG TERM INVESTMENTS 99.5%
   DOMESTIC EQUITY 33.2%
   Mutual Shares Fund, Class Z ......................................     184,368,647  $    5,252,662,753
                                                                                       ------------------
   DOMESTIC HYBRID 33.1%
   Franklin Income Fund, Advisor Class ..............................   1,919,299,895       5,239,688,714
                                                                                       ------------------
   FOREIGN EQUITY 33.2%
   Templeton Growth Fund Inc., Advisor Class ........................     190,901,475       5,247,881,550
                                                                                       ------------------
   TOTAL LONG TERM INVESTMENTS (COST $13,846,404,217) ...............                      15,740,233,017
                                                                                       ------------------
   SHORT TERM INVESTMENT (COST $49,495,444) 0.3%
   MONEY MARKET FUND 0.3%
 b Franklin Institutional Fiduciary Trust Money Market Portfolio,
   4.99% ............................................................      49,495,444          49,495,444
                                                                                       ------------------

   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $13,895,899,661)
   99.8% ............................................................                      15,789,728,461
   OTHER ASSETS, LESS LIABILITIES 0.2% ..............................                          37,085,172
                                                                                       ------------------
   NET ASSETS 100.0% ................................................                  $   15,826,813,633
                                                                                       ==================

a See Note 6 regarding investments in Underlying Funds.

b The rate shown is the annualized seven-day yield at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                      ---------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                        JUNE 30, 2007              YEAR ENDED DECEMBER 31,
CLASS A                                                  (UNAUDITED)         2006            2005          2004 h
                                                      ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............    $    12.90       $     11.79     $     11.19     $    10.00
                                                      ---------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ................         (0.02)             0.17            0.16           0.17
   Net realized and unrealized gains (losses) ......          1.08              1.55            0.73           1.12
                                                      ---------------------------------------------------------------
Total from investment operations ...................          1.06              1.72            0.89           1.29
                                                      ---------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ...............            -- g           (0.19)          (0.13)         (0.07)
   Net realized gains ..............................         (0.20)            (0.42)          (0.16)         (0.03)
                                                      ---------------------------------------------------------------
Total distributions ................................         (0.20)            (0.61)          (0.29)         (0.10)
                                                      ---------------------------------------------------------------
Redemption fees ....................................            -- g              -- g            -- g           -- g
                                                      ---------------------------------------------------------------
Net asset value, end of period .....................    $    13.76       $     12.90     $     11.79     $    11.19
                                                      ===============================================================

Total return d .....................................          8.39%            14.69%           7.93%         12.93%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by
   affiliates f ....................................          0.71%             0.72%           0.90%          2.31%
Expenses net of waiver and payments by
   affiliates f ....................................          0.50%             0.50%           0.46%          0.39%
Net investment income (loss) c .....................         (0.35)%            1.18%           1.41%          3.78%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................    $  222,985       $   190,189     $   103,348     $   16,155
Portfolio turnover rate ............................          0.79%             0.98%           0.68%          0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 2, 2004 to December 31, 2004.


38 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                      -------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                        JUNE 30, 2007               YEAR ENDED DECEMBER 31,
CLASS C                                                  (UNAUDITED)         2006            2005          2004 h
                                                      ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............     $    12.82      $     11.74     $     11.18     $    10.00
                                                      ---------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ................          (0.06)            0.08            0.09           0.15
   Net realized and unrealized gains (losses) ......           1.07             1.54            0.72           1.12
                                                      ---------------------------------------------------------------
Total from investment operations ...................           1.01             1.62            0.81           1.27
                                                      ---------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ...............             -- g          (0.12)          (0.09)         (0.06)
   Net realized gains ..............................          (0.20)           (0.42)          (0.16)         (0.03)
                                                      ---------------------------------------------------------------
Total distributions ................................          (0.20)           (0.54)          (0.25)         (0.09)
                                                      ---------------------------------------------------------------
Redemption fees ....................................             -- g             -- g            -- g           -- g
                                                      ---------------------------------------------------------------
Net asset value, end of period .....................     $    13.63      $     12.82     $     11.74     $    11.18
                                                      ===============================================================

Total return d .....................................           8.05%           13.92%           7.22%         12.66%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by
   affiliates f ....................................           1.34%            1.36%           1.55%          2.96%
Expenses net of waiver and payments by
   affiliates f ....................................           1.13%            1.14%           1.11%          1.04%
Net investment income (loss) c .....................          (0.98)%           0.54%           0.76%          3.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................     $   80,022      $    68,482     $    36,568     $    4,558
Portfolio turnover rate ............................           0.79%            0.98%           0.68%          0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 2, 2004 (commencement of operations) to December 31,
2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                      ---------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                        JUNE 30, 2007              YEAR ENDED DECEMBER 31,
CLASS R                                                  (UNAUDITED)         2006            2005          2004 h
                                                      ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............     $   12.90       $     11.79     $     11.18     $    10.00
                                                      ---------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ................         (0.03)             0.14            0.11           0.15
   Net realized and unrealized gains (losses) ......          1.07              1.55            0.77           1.13
                                                      ---------------------------------------------------------------
Total from investment operations ...................          1.04              1.69            0.88           1.28
                                                      ---------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ...............            -- g           (0.16)          (0.11)         (0.07)
   Net realized gains ..............................         (0.20)            (0.42)          (0.16)         (0.03)
                                                      ---------------------------------------------------------------
Total distributions ................................         (0.20)            (0.58)          (0.27)         (0.10)
                                                      ---------------------------------------------------------------
Redemption fees ....................................            -- g              -- g            -- g           -- g
                                                      ---------------------------------------------------------------
Net asset value, end of period .....................     $   13.74       $     12.90     $     11.79     $    11.18
                                                      ===============================================================

Total return d .....................................          8.23%            14.49%           7.86%         12.81%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by
   affiliates f ....................................          0.86%             0.87%           1.05%          2.46%
Expenses net of waiver and payments by
   affiliates f ....................................          0.65%             0.65%           0.61%          0.54%
Net investment income (loss) c .....................         (0.50)%            1.03%           1.26%          3.63%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................     $   1,437       $     1,539     $     1,287     $      260
Portfolio turnover rate ............................          0.79%             0.98%           0.68%          0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 2, 2004 (commencement of operations) to December 31,
2004.


40 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                                           ------------------------------------------------------
                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2007          YEAR ENDED DECEMBER 31,
ADVISOR CLASS                                                                 (UNAUDITED)            2006       2005     2004 i
                                                                           ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................          $   12.93     $   11.81    $ 11.19    $ 10.00
                                                                           ------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ....................................                 -- g        0.22       0.11       0.14
   Net realized and unrealized gains (losses) ..........................               1.08          1.54       0.82       1.16
                                                                           ------------------------------------------------------
Total from investment operations .......................................               1.08          1.76       0.93       1.30
                                                                           ------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying
     Funds .............................................................                 -- g       (0.22)     (0.15)     (0.08)
   Net realized gains ..................................................              (0.20)        (0.42)     (0.16)     (0.03)
                                                                           ------------------------------------------------------
Total distributions ....................................................              (0.20)        (0.64)     (0.31)     (0.11)
                                                                           ------------------------------------------------------
Redemption fees ........................................................                 -- g          -- g       -- g       -- g
                                                                           ------------------------------------------------------
Net asset value, end of period .........................................          $   13.81     $   12.93    $ 11.81    $ 11.19
                                                                           ======================================================

Total return d .........................................................               8.53%        15.07%      8.31%     13.01%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....................               0.36%         0.37%      0.55%      1.96%
Expenses net of waiver and payments by affiliates f ....................               0.15%         0.15%      0.11%      0.04%
Net investment income (loss) c .........................................                 --% h       1.53%      1.76%      4.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................................          $   2,045     $   1,931    $ 1,104    $   196
Portfolio turnover rate ................................................               0.79%         0.98%      0.68%      0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h Rounds to less than 0.01%.

i For the period August 2, 2004 (commencement of operations) to December 31,
2004.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                       SHARES        VALUE
----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.7%
  DOMESTIC EQUITY 66.6%
  Franklin Flex Cap Growth Fund, Advisor Class ....................................   2,191,786   $ 102,137,246
  Mutual Shares Fund, Class Z .....................................................   3,584,912     102,134,152
                                                                                                  --------------
                                                                                                    204,271,398
                                                                                                  --------------

  FOREIGN EQUITY 33.1%
  Templeton Growth Fund Inc., Advisor Class .......................................   3,689,021     101,411,195
                                                                                                  --------------
  TOTAL LONG TERM INVESTMENTS (COST $261,484,405) .................................                 305,682,593
                                                                                                  --------------
  SHORT TERM INVESTMENT (COST $354,352) 0.1%
  MONEY MARKET FUND 0.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ............     354,352         354,352
                                                                                                  --------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $261,838,757) 99.8% .................                 306,036,945
  OTHER ASSETS, LESS LIABILITIES 0.2% .............................................                     452,194
                                                                                                  --------------
  NET ASSETS 100.0% ...............................................................               $ 306,489,139
                                                                                                  ==============

a See Note 6 regarding investments in Underlying Funds.

b The rate shown is the annualized seven-day yield at period end.


42 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007 (unaudited)

                                                                              -----------------------------------------------------
                                                                                 FRANKLIN           FRANKLIN          FRANKLIN
                                                                                 TEMPLETON         TEMPLETON          TEMPLETON
                                                                                 COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                                                              ALLOCATION FUND   ALLOCATION FUND    ALLOCATION FUND
                                                                              -----------------------------------------------------
Assets:
   Investments in Underlying Funds (Note 6):
      Cost ................................................................     $ 608,263,812   $ 13,895,899,661     $ 261,838,757
                                                                              =====================================================
      Value ...............................................................     $ 780,517,828   $ 15,789,728,461     $ 306,036,945
   Receivables:
      Investment securities sold ..........................................            28,316                 --            43,494
      Capital shares sold .................................................           809,763         96,418,946         1,359,322
                                                                              -----------------------------------------------------
      Total assets ........................................................       781,355,907     15,886,147,407       307,439,761
                                                                              -----------------------------------------------------

Liabilities:
   Payables:
      Investment securities purchased .....................................                --         20,769,243                --
      Capital shares redeemed .............................................           994,762         18,889,054           536,495
      Affiliates ..........................................................           748,653         15,770,086           250,999
      Unaffiliated transfer agent fees ....................................           223,251          2,935,213            98,755
   Accrued expenses and other liabilities .................................            86,170            970,178            64,373
                                                                              -----------------------------------------------------
      Total liabilities ...................................................         2,052,836         59,333,774           950,622
                                                                              -----------------------------------------------------
         Net assets, at value .............................................     $ 779,303,071   $ 15,826,813,633     $ 306,489,139
                                                                              =====================================================

Net assets consist of:
   Paid-in capital ........................................................     $ 609,759,055   $ 13,851,773,864     $ 262,997,073
   Undistributed net investment income (loss) .............................        (2,337,904)        79,756,891          (726,366)
   Net unrealized appreciation (depreciation) .............................       172,254,016      1,893,828,800        44,198,188
   Accumulated net realized gain (loss) ...................................          (372,096)         1,454,078            20,244
                                                                              -----------------------------------------------------
         Net assets, at value .............................................     $ 779,303,071   $ 15,826,813,633     $ 306,489,139
                                                                              =====================================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2007 (unaudited)

                                                                              ----------------------------------------------------
                                                                                  FRANKLIN          FRANKLIN          FRANKLIN
                                                                                 TEMPLETON         TEMPLETON          TEMPLETON
                                                                                 COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                                                              ALLOCATION FUND   ALLOCATION FUND    ALLOCATION FUND
                                                                              ----------------------------------------------------
CLASS A:
   Net assets, at value ...................................................    $  509,410,314    $ 9,824,458,490    $  222,985,066
                                                                              ====================================================
   Shares outstanding .....................................................        33,990,822        667,149,059        16,210,619
                                                                              ====================================================
   Net asset value per share a ............................................    $        14.99    $         14.73    $        13.76
                                                                              ====================================================
   Maximum offering price per share (net asset value per share / 94.25%) ..    $        15.90    $         15.63    $        14.60
                                                                              ====================================================
CLASS B:
   Net assets, at value ...................................................    $   78,608,153    $   793,761,299
                                                                              ==================================
   Shares outstanding .....................................................         5,301,812         54,275,887
                                                                              ==================================
   Net asset value and maximum offering price per share a .................    $        14.83    $         14.62
                                                                              ====================================================
CLASS C:
   Net assets, at value ...................................................    $  185,226,370    $ 5,129,295,410    $   80,022,216
                                                                              ====================================================
   Shares outstanding .....................................................        12,519,503        354,411,419         5,872,707
                                                                              ====================================================
   Net asset value and maximum offering price per share a .................    $        14.80    $         14.47    $        13.63
                                                                              ====================================================
CLASS R:
   Net assets, at value ...................................................    $    2,657,942    $    29,564,944    $    1,436,933
                                                                              ====================================================
   Shares outstanding .....................................................           177,778          2,008,546           104,560
                                                                              ====================================================
   Net asset value and maximum offering price per share a .................    $        14.95    $         14.72    $        13.74
                                                                              ====================================================
ADVISOR CLASS:
   Net assets, at value ...................................................    $    3,400,292    $    49,733,490    $    2,044,924
                                                                              ====================================================
   Shares outstanding .....................................................           226,036          3,351,694           148,074
                                                                              ====================================================
   Net asset value and maximum offering price per share a .................    $        15.04    $         14.84    $        13.81
                                                                              ====================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


44 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2007 (unaudited)

                                                                              -----------------------------------------------------
                                                                                 FRANKLIN          FRANKLIN           FRANKLIN
                                                                                 TEMPLETON         TEMPLETON          TEMPLETON
                                                                                 COREFOLIO      FOUNDING FUNDS      PERSPECTIVES
                                                                              ALLOCATION FUND   ALLOCATION FUND    ALLOCATION FUND
                                                                              -----------------------------------------------------
Investment income:
   Dividends from Underlying Funds (Note 6) ...............................     $     327,222      $ 130,849,341     $     218,607
                                                                              -----------------------------------------------------
Expenses:
   Administrative fees (Note 3a) ..........................................           369,305          6,809,641           141,269
   Distribution fees (Note 3b)
      Class A .............................................................           843,212         14,871,098           360,364
      Class B .............................................................           384,491          3,876,701                --
      Class C .............................................................           873,538         21,910,496           362,585
      Class R .............................................................             6,501             67,782             3,664
   Transfer agent fees (Note 3d) ..........................................           687,066          7,597,642           324,221
   Reports to shareholders ................................................            26,181            430,629                --
   Registration and filing fees ...........................................            67,418            922,055            64,089
   Professional fees ......................................................            14,459             38,073            12,175
   Trustees' fees and expenses ............................................               562             10,221               269
   Other ..................................................................             8,030            127,252             1,360
                                                                              -----------------------------------------------------
      Total expenses ......................................................         3,280,763         56,661,590         1,269,996
      Expenses waived/paid by affiliates (Note 3e) ........................          (618,289)        (5,653,037)         (331,257)
                                                                              -----------------------------------------------------
         Net expenses .....................................................         2,662,474         51,008,553           938,739
                                                                              -----------------------------------------------------
            Net investment income (loss) ..................................        (2,335,252)        79,840,788          (720,132)
                                                                              -----------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Sale of investments in Underlying Funds .............................            45,963           (437,574)          (19,858)
      Realized gain distributions by Underlying Funds .....................           241,141          6,434,793           125,361
                                                                              -----------------------------------------------------
            Net realized gain (loss) from Underlying Funds ................           287,104          5,997,219           105,503
                                                                              -----------------------------------------------------
   Net change in unrealized appreciation (depreciation) on investments
      in Underlying Funds .................................................        60,156,630        843,371,727        23,235,859
                                                                              -----------------------------------------------------
Net realized and unrealized gain (loss) ...................................        60,443,734        849,368,946        23,341,362
                                                                              -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations ...........     $  58,108,482      $ 929,209,734     $  22,621,230
                                                                              =====================================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                               --------------------------------------------------------------------
                                                                      FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                                  COREFOLIO ALLOCATION FUND       FOUNDING FUNDS ALLOCATION FUND
                                                               --------------------------------------------------------------------
                                                               SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2007    DECEMBER 31,   JUNE 30, 2007      DECEMBER 31,
                                                                  (UNAUDITED)        2006          (UNAUDITED)          2006
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) .........................   $     (2,335,252) $   3,736,014  $     79,840,788  $    245,818,909
      Net realized gain (loss) from Underlying Funds .......            287,104     24,029,110         5,997,219       497,747,137
      Net change in unrealized appreciation (depreciation)
         on investments in Underlying Funds ................         60,156,630     61,294,086       843,371,727       866,728,549
                                                               --------------------------------------------------------------------
         Net increase (decrease) in net assets
            resulting from operations ......................         58,108,482     89,059,210       929,209,734     1,610,294,595
                                                               --------------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income and short term gains
         received from Underlying Funds:
            Class A ........................................           (485,747)    (5,156,182)       (4,066,980)     (215,722,803)
            Class B ........................................            (79,056)      (395,188)         (381,344)      (18,066,213)
            Class C ........................................           (178,428)      (951,148)       (2,110,679)      (93,577,572)
            Class R ........................................             (2,762)       (25,068)          (13,150)         (683,952)
            Advisor Class ..................................             (3,218)       (44,139)           (7,523)         (799,059)
      Net realized gains:
            Class A ........................................         (7,466,394)   (11,448,102)     (131,421,460)     (202,445,425)
            Class B ........................................         (1,212,716)    (2,054,806)      (12,367,922)      (25,277,173)
            Class C ........................................         (2,742,937)    (4,266,699)      (68,812,615)     (104,093,208)
            Class R ........................................            (40,868)       (65,663)         (420,624)         (727,036)
            Advisor Class ..................................            (49,369)       (79,089)         (595,164)         (652,974)
                                                               --------------------------------------------------------------------
Total distributions to shareholders ........................        (12,261,495)   (24,486,084)     (220,197,461)     (662,045,415)
                                                               --------------------------------------------------------------------
Capital share transactions: (Note 2)
            Class A ........................................         20,525,791     63,989,093     2,086,539,094     2,657,895,916
            Class B ........................................         (2,377,096)    (2,554,475)      (11,466,043)       (1,624,509)
            Class C ........................................          8,064,648     19,093,712     1,219,994,688     1,330,975,579
            Class R ........................................            (39,348)       112,639         3,689,727         4,909,568
            Advisor Class ..................................            118,700         (5,903)       22,533,202        10,900,983
                                                               --------------------------------------------------------------------
Total capital share transactions ...........................         26,292,695     80,635,066     3,321,290,668     4,003,057,537
                                                               --------------------------------------------------------------------

Redemption fees ............................................                263          2,409            49,460            45,813
                                                               --------------------------------------------------------------------
         Net increase (decrease) in net assets .............         72,139,945    145,210,601     4,030,352,401     4,951,352,530

Net assets:
   Beginning of period .....................................        707,163,126    561,952,525    11,796,461,232     6,845,108,702
                                                               --------------------------------------------------------------------
   End of period ...........................................   $    779,303,071  $ 707,163,126  $ 15,826,813,633  $ 11,796,461,232
                                                               --------------------------------------------------------------------
Undistributed net investment income (loss)
included in net assets:
   End of period ...........................................   $     (2,337,904) $     746,559  $     79,756,891  $      6,495,779
                                                               --------------------------------------------------------------------


46 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                  ---------------------------------
                                                                                                         FRANKLIN TEMPLETON
                                                                                                    PERSPECTIVES ALLOCATION FUND
                                                                                                  ---------------------------------
                                                                                                  SIX MONTHS ENDED     YEAR ENDED
                                                                                                   JUNE 30, 2007      DECEMBER 31,
                                                                                                    (UNAUDITED)           2006
                                                                                                  ---------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ............................................................   $       (720,132)  $   2,101,962
      Net realized gain (loss) from Underlying Funds ..........................................            105,503      10,241,921
      Net change in unrealized appreciation (depreciation) on investments
         in Underlying Funds ..................................................................         23,235,859      16,328,995
                                                                                                  ---------------------------------
         Net increase (decrease) in net assets resulting from operations ......................         22,621,230      28,672,878
                                                                                                  ---------------------------------
   Distributions to shareholders from:
      Net investment income and short term gains received from Underlying Funds:
         Class A ..............................................................................            (81,709)     (2,636,779)
         Class C ..............................................................................            (28,825)       (608,817)
         Class R ..............................................................................               (757)        (18,516)
         Advisor Class ........................................................................               (750)        (31,836)
      Net realized gains:
         Class A ..............................................................................         (3,052,950)     (5,309,666)
         Class C ..............................................................................         (1,100,106)     (1,947,481)
         Class R ..............................................................................            (21,046)        (48,316)
         Advisor Class ........................................................................            (29,247)        (51,944)
                                                                                                  ---------------------------------
   Total distributions to shareholders ........................................................         (4,315,390)    (10,653,355)
                                                                                                  ---------------------------------
   Capital share transactions: (Note 2)
         Class A ..............................................................................         19,300,475      73,695,077
         Class C ..............................................................................          6,960,396      27,278,019
         Class R ..............................................................................           (201,839)        129,556
         Advisor Class ........................................................................            (17,292)        709,790
                                                                                                  ---------------------------------
   Total capital share transactions ...........................................................         26,041,740     101,812,442
                                                                                                  ---------------------------------

   Redemption fees ............................................................................                451           1,365
                                                                                                  ---------------------------------
         Net increase (decrease) in net assets ................................................         44,348,031     119,833,330

Net assets:
   Beginning of period ........................................................................        262,141,108     142,307,778
                                                                                                  ---------------------------------
   End of period ..............................................................................   $    306,489,139   $ 262,141,108
                                                                                                  =================================

Undistributed net investment income (loss) included in net assets:
   End of period ..............................................................................   $       (726,366)  $     105,807
                                                                                                  =================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The classes of shares offered within each of the funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-----------------------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS R & ADVISOR CLASS   CLASS A, CLASS C, CLASS R & ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
Franklin Templeton Corefolio Allocation Fund         Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


48 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 49

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                           ---------------------------------------------------------
                                                                              FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                                                                  COREFOLIO                   FOUNDING FUNDS
                                                                                 ALLOCATION FUND             ALLOCATION FUND
                                                                           ---------------------------------------------------------
                                                                             SHARES        AMOUNT         SHARES         AMOUNT
                                                                           ---------------------------------------------------------
CLASS A SHARES:
Six months ended June 30, 2007
   Shares sold .........................................................    3,703,248   $ 53,518,401   175,276,486   $2,517,897,604
   Shares issued in reinvestment of distributions ......................      549,317      7,547,608     9,342,985      128,279,155
   Shares redeemed .....................................................   (2,795,866)   (40,540,218)  (38,958,831)    (559,637,665)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................    1,456,699   $ 20,525,791   145,660,640   $2,086,539,094
                                                                           =========================================================
Year ended December 31, 2006
   Shares sold .........................................................    8,161,304   $108,477,197   226,522,568   $3,030,923,306
   Shares issued in reinvestment of distributions ......................    1,144,598     15,782,576    28,515,695      392,894,378
   Shares redeemed .....................................................   (4,542,041)   (60,270,680)  (57,633,916)    (765,921,768)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................    4,763,861   $ 63,989,093   197,404,347   $2,657,895,916
                                                                           =========================================================
CLASS B SHARES:
Six months ended June 30, 2007
   Shares sold .........................................................       71,812   $  1,021,638     1,005,908   $   14,330,280
   Shares issued in reinvestment of distributions ......................       90,214      1,228,723       871,390       11,903,248
   Shares redeemed .....................................................     (322,541)    (4,627,457)   (2,640,268)     (37,699,571)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................     (160,515)  $ (2,377,096)     (762,970)  $  (11,466,043)
                                                                           =========================================================
Year ended December 31, 2006
   Shares sold .........................................................      192,527   $  2,536,173     2,512,203   $   32,986,440
   Shares issued in reinvestment of distributions ......................      171,568      2,330,160     2,959,112       40,296,439
   Shares redeemed .....................................................     (565,350)    (7,420,808)   (5,704,616)     (74,907,388)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................     (201,255)  $ (2,554,475)     (233,301)  $   (1,624,509)
                                                                           =========================================================
CLASS C SHARES:
Six months ended June 30, 2007
   Shares sold .........................................................    1,365,261   $ 19,509,760    98,169,043   $1,387,315,397
   Shares issued in reinvestment of distributions ......................      199,752      2,714,633     4,582,243       61,953,631
   Shares redeemed .....................................................     (986,921)   (14,159,745)  (16,222,514)    (229,274,340)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................      578,092   $  8,064,648    86,528,772   $1,219,994,688
                                                                           =========================================================
Year ended December 31, 2006
   Shares sold .........................................................    2,801,164   $ 36,821,258   112,866,790   $1,492,839,628
   Shares issued in reinvestment of distributions ......................      355,817      4,836,589    12,624,288      171,288,034
   Shares redeemed .....................................................   (1,723,290)   (22,564,135)  (25,455,349)    (333,152,083)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................    1,433,691   $ 19,093,712   100,035,729   $1,330,975,579
                                                                           =========================================================


50 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                           ---------------------------------------------------------
                                                                              FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                                                                  COREFOLIO                   FOUNDING FUNDS
                                                                                 ALLOCATION FUND             ALLOCATION FUND
                                                                           ---------------------------------------------------------
                                                                              SHARES        AMOUNT        SHARES           AMOUNT
                                                                           ---------------------------------------------------------
CLASS R SHARES:
Six months ended June 30, 2007
   Shares sold .........................................................        5,803      $  83,345       386,308      $ 5,558,269
   Shares issued in reinvestment of distributions ......................        3,182         43,631        31,496          432,453
   Shares redeemed .....................................................      (11,336)      (166,324)     (157,282)      (2,300,995)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................       (2,351)     $ (39,348)      260,522      $ 3,689,727
                                                                           =========================================================
Year ended December 31, 2006
   Shares sold .........................................................       14,097      $ 190,555       435,024      $ 5,763,678
   Shares issued in reinvestment of distributions ......................        6,585         90,465       102,353        1,406,218
   Shares redeemed .....................................................      (13,061)      (168,381)     (168,735)      (2,260,328)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................        7,621      $ 112,639       368,642      $ 4,909,568
                                                                           =========================================================
ADVISOR CLASS SHARES:
Six months ended June 30, 2007
   Shares sold .........................................................        9,080      $ 131,813     1,743,222      $25,165,018
   Shares issued in reinvestment of distributions ......................        3,658         50,404        42,332          584,908
   Shares redeemed .....................................................       (4,319)       (63,517)     (221,733)      (3,216,724)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................        8,419      $ 118,700     1,563,821      $22,533,202
                                                                           =========================================================
Year ended December 31, 2006
   Shares sold .........................................................       19,054      $ 257,559       930,526      $12,764,223
   Shares issued in reinvestment of distributions ......................        8,496        117,490        99,300        1,378,303
   Shares redeemed .....................................................      (29,233)      (380,952)     (240,484)      (3,241,543)
                                                                           ---------------------------------------------------------
   Net increase (decrease) .............................................       (1,683)     $  (5,903)      789,342      $10,900,983
                                                                           =========================================================

                                                                                                       -----------------------------
                                                                                                            FRANKLIN TEMPLETON
                                                                                                       PERSPECTIVES ALLOCATION FUND
                                                                                                       -----------------------------
                                                                                                         SHARES           AMOUNT
                                                                                                       -----------------------------
CLASS A SHARES:
Six months ended June 30, 2007
   Shares sold .....................................................................................     2,303,193     $ 30,542,034
   Shares issued in reinvestment of distributions ..................................................       240,073        3,032,061
   Shares redeemed .................................................................................    (1,071,447)     (14,273,620)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................     1,471,819     $ 19,300,475
                                                                                                       =============================
Year ended December 31, 2006
   Shares sold .....................................................................................     6,964,227     $ 85,684,048
   Shares issued in reinvestment of distributions ..................................................       597,951        7,641,648
   Shares redeemed .................................................................................    (1,586,137)     (19,630,619)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................     5,976,041     $ 73,695,077
                                                                                                       =============================


                                                          Semiannual Report | 51

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                                                       -----------------------------
                                                                                                            FRANKLIN TEMPLETON
                                                                                                       PERSPECTIVES ALLOCATION FUND
                                                                                                       -----------------------------
                                                                                                          SHARES           AMOUNT
                                                                                                       -----------------------------
CLASS C SHARES:
Six months ended June 30, 2007
   Shares sold .....................................................................................       853,505      $11,241,916
   Shares issued in reinvestment of distributions ..................................................        83,352        1,044,405
   Shares redeemed .................................................................................      (404,583)      (5,325,925)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................       532,274      $ 6,960,396
                                                                                                       =============================
Year ended December 31, 2006
   Shares sold .....................................................................................     2,515,614      $30,767,210
   Shares issued in reinvestment of distributions ..................................................       185,518        2,351,317
   Shares redeemed .................................................................................      (475,818)      (5,840,508)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................     2,225,314      $27,278,019
                                                                                                       =============================
CLASS R SHARES:
Six months ended June 30, 2007
   Shares sold .....................................................................................        13,553      $   178,864
   Shares issued in reinvestment of distributions ..................................................         1,726           21,786
   Shares redeemed .................................................................................       (29,992)        (402,489)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................       (14,713)     $  (201,839)
                                                                                                       =============================
Year ended December 31, 2006
   Shares sold .....................................................................................        26,399      $   325,236
   Shares issued in reinvestment of distributions ..................................................         5,252           66,832
   Shares redeemed .................................................................................       (21,571)        (262,512)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................        10,080      $   129,556
                                                                                                       =============================
ADVISOR CLASS SHARES:
Six months ended June 30, 2007
   Shares sold .....................................................................................         7,387      $    98,306
   Shares issued in reinvestment of distributions ..................................................         2,334           29,549
   Shares redeemed .................................................................................       (10,995)        (145,147)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................        (1,274)     $   (17,292)
                                                                                                       =============================
Year ended December 31, 2006
   Shares sold .....................................................................................        77,632      $   985,355
   Shares issued in reinvestment of distributions ..................................................         6,364           81,641
   Shares redeemed .................................................................................       (28,121)        (357,206)
                                                                                                       -----------------------------
   Net increase (decrease) .........................................................................        55,875      $   709,790
                                                                                                       =============================


52 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and of the following subsidiaries:

----------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
----------------------------------------------------------------------------------------
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                                                              ------------------------------------------------------------
                                                              FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                                   COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                                ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                              ------------------------------------------------------------
Class A ...................................................          0.35%                0.35%               0.35%
Class B ...................................................          1.00%                1.00%                 --
Class C ...................................................          1.00%                1.00%               1.00%
Class R ...................................................          0.50%                0.50%               0.50%

The Board of Trustees has agreed to limit the current rate to 0.30% per year for Class A shares for the period of August 1, 2007 through January 31, 2009.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                              ------------------------------------------------------------
                                                              FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                                   COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                                ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                              ------------------------------------------------------------
Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ....................        $292,652            $13,427,371           $161,112
Contingent deferred sales charges retained ................        $ 68,299            $   844,784           $  9,884


                                                          Semiannual Report | 53

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. TRANSFER AGENT FEES

For the period ended June 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                              ------------------------------------------------------------
                                                              FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                                   COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                                ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                                              ------------------------------------------------------------
Transfer agent fees .......................................        $400,454            $3,659,098            $191,814

E. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services has agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through April 30, 2009. Total expenses waived/paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, FT Services may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

4. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                              ------------------------------------------------------------
                                                              FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                                  COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                                ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                                              ------------------------------------------------------------
Cost of investments .......................................      $608,928,986        $13,902,412,209       $261,950,887
                                                              ============================================================
Unrealized appreciation ...................................      $171,588,842        $ 1,887,316,252       $ 44,086,058
Unrealized depreciation ...................................                --                     --                 --
                                                              ------------------------------------------------------------
Net unrealized appreciation (depreciation) ................      $171,588,842        $ 1,887,316,252       $ 44,086,058
                                                              ============================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2007, were as follows:

                                                              ------------------------------------------------------------
                                                              FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                                  COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                                ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                                              ------------------------------------------------------------
Purchases .................................................       $15,931,148        $3,220,546,095         $22,715,308
Sales .....................................................       $ 3,647,519        $   43,566,803         $ 2,257,339


54 | Semiannual Report

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc., (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2007, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                 % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
   Franklin Capital Growth Fund ............................        12.56%
   Franklin Growth Fund ....................................         6.61%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
   Mutual Shares Fund ......................................        20.08%
   Templeton Growth Fund Inc. ..............................        13.06%
   Franklin Income Fund ....................................         8.65%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.


                                                          Semiannual Report | 55

Franklin Templeton Fund Allocator Series

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Funds have determined that the adoption of FIN 48 did not have a material impact on the Funds' financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


56 | Semiannual Report

Franklin Templeton Fund Allocator Series

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007, May 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust and to approve amendments to certain of the Trust's fundamental investment restrictions (including several Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the
Trust: Harris J. Ashton, Robert F. Carlson, Sam L.Ginn, Edith E. Holiday, Frank W.T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, and amendments to certain of the Trust's fundamental investment restrictions (including three (3) Sub-Proposals). No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

---------------------------------------------------------------------------------------------------------------------
                                                           % OF        % OF                          % OF       % OF
                                                       OUTSTANDING     VOTED                     OUTSTANDING    VOTED
NAME                                       FOR            SHARES      SHARES       WITHHELD         SHARES     SHARES
---------------------------------------------------------------------------------------------------------------------
Harris J. Ashton .................   656,147,950.156     64.633%      98.373%   10,853,214.851      1.069%     1.627%
Robert F. Carlson ................   656,105,078.791     64.629%      98.366%   10,896,086.216      1.073%     1.634%
Sam L. Ginn ......................   656,144,152.234     64.633%      98.372%   10,857,012.773      1.069%     1.628%
Edith E. Holiday .................   656,038,770.213     64.622%      98.356%   10,962,394.794      1.080%     1.644%
Frank W.T. LaHaye ................   655,699,168.411     64.589%      98.306%   11,301,996.596      1.113%     1.694%
Frank A. Olson ...................   655,910,551.769     64.610%      98.337%   11,090,613.238      1.092%     1.663%
Larry D. Thompson ................   656,416,757.449     64.659%      98.413%   10,584,407.558      1.043%     1.587%
John B. Wilson ...................   656,301,596.063     64.648%      98.396%   10,699,568.944      1.054%     1.604%
Charles B. Johnson ...............   655,740,072.084     64.593%      98.312%   11,261,092.923      1.109%     1.688%
Gregory E. Johnson ...............   656,125,768.392     64.631%      98.370%   10,875,396.615      1.071%     1.630%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

-----------------------------------------------------------------------------
FRANKLIN TEMPLETON                                         % OF        % OF
COREFOLIO ALLOCATION                                   OUTSTANDING     VOTED
FUND                                   SHARES VOTED       SHARES      SHARES
-----------------------------------------------------------------------------
For ..............................    20,229,395.615     40.140%      62.397%
Against ..........................       369,836.920      0.734%       1.140%
Abstain ..........................     1,086,823.948      2.156%       3.353%
Broker Non-Votes .................    10,734,547.000     21.300%      33.110%
-----------------------------------------------------------------------------
TOTAL ............................    32,420,603.483     64.330%     100.000%
-----------------------------------------------------------------------------


                                                          Semiannual Report | 57

Franklin Templeton Fund Allocator Series

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust: (CONTINUED)

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
FOUNDING FUNDS                                  OUTSTANDING     VOTED
ALLOCATION FUND                 SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................   318,539,990.405     37.490%      55.473%
Against ...................     6,626,577.625      0.780%       1.154%
Abstain ...................    17,122,669.547      2.015%       2.982%
Broker Non-Votes ..........   231,933,708.000     27.297%      40.391%
----------------------------------------------------------------------
TOTAL .....................   574,222,945.577     67.582%     100.000%
----------------------------------------------------------------------

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
COREFOLIO ALLOCATION                            OUTSTANDING     VOTED
FUND                            SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................     8,740,871.293     42.852%      66.391%
Against ...................       173,627.559      0.851%       1.319%
Abstain ...................       492,306.374      2.414%       3.739%
Broker Non-Votes ..........     3,758,893.000     18.428%      28.551%
----------------------------------------------------------------------
TOTAL .....................    13,165,698.871     64.545%     100.000%
----------------------------------------------------------------------

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes three (3) Sub-Proposals):

(a) To amend the Trust's fundamental investment restriction regarding lending:

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
COREFOLIO ALLOCATION                            OUTSTANDING     VOTED
FUND                            SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    23,312,361.074     46.257%      67.826%
Against ...................     1,151,897.671      2.286%       3.351%
Abstain ...................     1,469,632.584      2.916%       4.276%
Broker Non-Votes ..........     8,437,158.000     16.741%      24.547%
----------------------------------------------------------------------
TOTAL .....................    34,371,049.329     68.200%     100.000%
----------------------------------------------------------------------

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
FOUNDING FUNDS                                  OUTSTANDING     VOTED
ALLOCATION FUND                 SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................   398,075,993.207     46.851%      65.211%
Against ...................    13,155,747.015      1.548%       2.155%
Abstain ...................    29,648,148.929      3.489%       4.857%
Broker Non-Votes ..........   169,561,619.000     19.956%      27.777%
----------------------------------------------------------------------
TOTAL .....................   610,441,508.151     71.844%     100.000%
----------------------------------------------------------------------


58 | Semiannual Report

Franklin Templeton Fund Allocator Series

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes three (3) Sub-Proposals): (CONTINUED)

(a) To amend the Trust's fundamental investment restriction regarding lending:
(CONTINUED)

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
PERSPECTIVES ALLOCATION                         OUTSTANDING     VOTED
FUND                            SHARES VOTED       SHARES       SHARES
----------------------------------------------------------------------
For .......................     8,882,198.927     43.545%      68.045%
Against ...................       463,641.829      2.273%       3.552%
Abstain ...................       587,844.115      2.882%       4.503%
Broker Non-Votes ..........     3,119,702.000     15.294%      23.900%
----------------------------------------------------------------------
TOTAL .....................    13,053,386.871     63.994%     100.000%
----------------------------------------------------------------------

(b) To amend the Trust's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
COREFOLIO ALLOCATION                            OUTSTANDING     VOTED
FUND                            SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    23,258,271.426     46.150%      67.668%
Against ...................     1,174,599.715      2.330%       3.418%
Abstain ...................     1,501,020.188      2.979%       4.367%
Broker Non-Votes ..........     8,437,158.000     16.741%      24.547%
----------------------------------------------------------------------
TOTAL .....................    34,371,049.329     68.200%     100.000%
----------------------------------------------------------------------

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
FOUNDING FUNDS                                  OUTSTANDING     VOTED
ALLOCATION FUND                 SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................   399,507,546.670     47.019%      65.446%
Against ...................    12,007,070.479      1.413%       1.967%
Abstain ...................    29,365,272.002      3.456%       4.810%
Broker Non-Votes ..........   169,561,619.000     19.956%      27.777%
----------------------------------------------------------------------
TOTAL .....................   610,441,508.151     71.844%     100.000%
----------------------------------------------------------------------

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
PERSPECTIVES ALLOCATION                         OUTSTANDING     VOTED
FUND                            SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................     8,898,845.874     43.627%      68.173%
Against ...................       487,837.655      2.391%       3.736%
Abstain ...................       547,001.342      2.682%       4.191%
Broker Non-Votes ..........     3,119,702.000     15.294%      23.900%
----------------------------------------------------------------------
TOTAL .....................    13,053,386.871     63.994%     100.000%
----------------------------------------------------------------------


                                                          Semiannual Report | 59

Franklin Templeton Fund Allocator Series

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes three (3) Sub-Proposals): (CONTINUED)

(c) To amend the Trust's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
COREFOLIO ALLOCATION                            OUTSTANDING    VOTED
FUND                            SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................    23,258,271.426     46.150%      67.668%
Against ...................     1,174,599.715      2.330%       3.418%
Abstain ...................     1,501,020.188      2.979%       4.367%
Broker Non-Votes ..........     8,437,158.000     16.741%      24.547%
----------------------------------------------------------------------
TOTAL .....................    34,371,049.329     68.200%     100.000%
----------------------------------------------------------------------

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
FOUNDING FUNDS                                  OUTSTANDING    VOTED
ALLOCATION FUND                 SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................   397,309,212.194     46.760%      65.086%
Against ...................    13,871,331.015      1.633%       2.271%
Abstain ...................    29,699,345.942      3.495%       4.866%
Broker Non-Votes ..........   169,561,619.000     19.956%      27.777%
----------------------------------------------------------------------
TOTAL .....................   610,441,508.151     71.844%     100.000%
----------------------------------------------------------------------

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
PERSPECTIVES ALLOCATION                         OUTSTANDING    VOTED
FUND                            SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................     8,845,350.720     43.364%      67.763%
Against ...................       518,653.039      2.543%       3.972%
Abstain ...................       569,681.112      2.793%       4.365%
Broker Non-Votes ..........     3,119,702.000     15.294%      23.900%
----------------------------------------------------------------------
TOTAL .....................    13,053,386.871     63.994%     100.000%
----------------------------------------------------------------------


60 | Semiannual Report

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin


                                                          Semiannual Report | 61

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2006, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund had been in operation for three full years at the date of the Lipper report, which showed its income and total return for the one-year period as well as for the previous two- and three-year periods on an annualized basis to be in each case in the second-highest quintile of such universe. The Board was satisfied with such performance.


62 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. This Fund had been in operation for three full years at the date of the Lipper report, which showed its income and total return for the one-year period to be in the highest quintile of such universe and its income and total return on an annualized basis in each case to also be in the highest quintile of such performance universe. The Board was satisfied with such performance.

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund has been in operation for only two full years at the date of the Lipper report, which showed its income return to be in the highest quintile of such universe in each year and its total return to be in the second-highest quintile of such universe in each year. The Board was satisfied with such performance.

COMPARATIVE EXPENSE. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management services covered under a Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Board noted that for Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Perspectives Allocation Fund there is no investment management agreement or investment advisory fee, but only an administration agreement with FT Services, LLC. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for fund Class A shares. The Lipper reports for each of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Perspectives Allocation Fund showed that the contractual investment management fee for each Fund was in the least expensive quintile of its Lipper expense group and that total expenses of each Fund were in either the least or second least expensive quintile of its Lipper expense group. The Board found such expenses to be satisfactory.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin


                                                          Semiannual Report | 63

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. With the exception of Templeton Global Long-Short Fund which has a performance adjusted base fee, the fees charged all the underlying funds in which the Funds may invest provide for management fee breakpoints. Consequently, to


64 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

the extent economies of scale may be realized by the investment managers of these funds, the schedule of fees under their investment management agreements provides a sharing of benefits with a Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 65

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund

Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON   One Franklin Parkway
   INVESTMENTS       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2 S2007 08/07




                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                         JUNE 30, 2007
--------------------------------------------------------------------------------
                                                    Franklin Templeton
                                                    2015 Retirement Target Fund

                                                    Franklin Templeton
                                                    2025 Retirement Target Fund

                                                    Franklin Templeton
                                                    2035 Retirement Target Fund

                                                    Franklin Templeton
                                                    2045 Retirement Target Fund

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                   ASSET ALLOCATION
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                     FRANKLIN TEMPLETON
                     FUND ALLOCATOR SERIES
                                                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.

--------------------------------------------------------------------------------

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents



SEMIANNUAL REPORT

Economic and Market Overview ..............................................  3

Franklin Templeton 2015 Retirement Target Fund ............................  5

Franklin Templeton 2025 Retirement Target Fund ............................ 13

Franklin Templeton 2035 Retirement Target Fund ............................ 21

Franklin Templeton 2045 Retirement Target Fund ............................ 29

Financial Highlights and Statements of Investments ........................ 37

Financial Statements ...................................................... 57

Notes to Financial Statements ............................................. 62

Meeting of Shareholders ................................................... 71

Shareholder Information ................................................... 75

--------------------------------------------------------------------------------

Semiannual Report

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007's first quarter. Corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs. 1 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate. 2

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield began the period at 4.71%. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. The 10-year Treasury yield reached 5.03% on June 30, 2007.

Outside the U.S., the global economy remained resilient throughout the six-month period. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

1. Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.


                                                           Semiannual Report | 3

Financing costs increased gradually from unprecedented low levels, but global liquidity -- petrodollars, corporate cash, private equity, household savings and central banks' reserves -- remained abundant. As investible cash continued to look for a home, global merger and acquisition activity remained at record levels.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader Standard & Poor's 500 Index (S&P 500) returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%. 3 Most non-U.S. equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Semiannual Report

Franklin Templeton
2015 Retirement Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund invests among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2015 approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton 2015 Retirement Target Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ..................   47.1%
Foreign Equity ...................   21.3%
Domestic Fixed Income ............   17.3%
Foreign Fixed Income .............    8.3%
Short-Term Investments &
Other Net Assets .................    6.0%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton 2015 Retirement Target Fund covers the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton 2015 Retirement Target Fund - Class A posted a +7.67% cumulative total return for the six months ended June 30, 2007. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 41.


                                                           Semiannual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton
2015 Retirement Target Fund
6/30/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                          13.7%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                              12.1%
- Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                         12.0%
- Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                       11.4%
- Class Z
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                  8.3%
- Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities Fund                                    7.4%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Total Return Fund                                                  5.4%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                       4.4%
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                      3.8%
- Advisor Class
--------------------------------------------------------------------------------
Templeton China World Fund                                                  3.4%
- Advisor Class
--------------------------------------------------------------------------------

fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +6.92%, +11.09%, +0.98% and +2.53%, respectively, during the same time. 1 You can find other performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each target fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2015 Retirement Target Fund's domestic equity exposure was 68.9% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization

1. Sources: Standard & Poor's Micropal; Lehman Brothers, Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. P&R includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6 | Semiannual Report
sizes and investment styles, and on June 30, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, was our largest equity fund weighting at period-end, representing 13.7% of the Fund's total net assets. On the fixed income side, domestic exposure was 67.5% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 8.3% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, outperformed the S&P 500, as did our largest domestic value fund holding, Mutual Shares Fund - Class Z. Our largest foreign equity holding, Mutual European - Class Z, outperformed the MSCI EAFE Index. However, Templeton Foreign Fund - Advisor Class lagged the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index. Conversely, Franklin U.S. Government Securities Fund - Advisor Class and Franklin Strategic Mortgage Portfolio trailed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ T. Anthony Coffey

                   T. Anthony Coffey, CFA
                   Portfolio Manager
                   Franklin Templeton 2015 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                            CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.65     $11.34      $10.69
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0358
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1347
--------------------------------------------------------------------------------
     TOTAL                          $0.1705
--------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                            CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.61     $11.28      $10.67
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0267
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1347
--------------------------------------------------------------------------------
     TOTAL                          $0.1614
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                            CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.65     $11.33      $10.68
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0329
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1347
--------------------------------------------------------------------------------
     TOTAL                          $0.1676
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.66     $11.36      $10.70
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0479
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1347
--------------------------------------------------------------------------------
     TOTAL                          $0.1826
--------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------
CLASS A                                                             6-MONTH     INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                             +7.67%          +16.92%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                              +1.50%          +10.20%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                       $10,150          $11,020
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                            7.75%
--------------------------------------------------------------------------------------------------
      With Waiver                               0.50%
--------------------------------------------------------------------------------------------------
CLASS C                                                             6-MONTH     INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                             +7.22%          +16.13%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                              +6.22%          +15.13%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                       $10,622          $11,513
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                            8.40%
--------------------------------------------------------------------------------------------------
      With Waiver                               1.15%
--------------------------------------------------------------------------------------------------
CLASS R                                                             6-MONTH     INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                             +7.65%          +16.78%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                              +7.65%          +16.78%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                       $10,765          $11,678
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                            7.90%
--------------------------------------------------------------------------------------------------
      With Waiver                               0.65%
--------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                       6-MONTH     INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                             +7.87%          +17.31%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                              +7.87%          +17.31%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                       $10,787          $11,731
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                            7.40%
--------------------------------------------------------------------------------------------------
      With Waiver                               0.15%
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                           Semiannual Report | 9

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. The manager has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the change in value of an investment over the periods indicated. Because the Fund has existed for less than one year, average annual total returns are not available. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


10 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 1/1/07           VALUE 6/30/07        PERIOD* 1/1/07-6/30/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,076.70                   $2.57
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,022.32                   $2.51
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,072.20                   $5.91
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,019.09                   $5.76
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,076.50                   $3.35
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.57                   $3.26
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,078.70                   $0.77
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,024.05                   $0.75
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Templeton
2025 Retirement Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund invests among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2025 approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton 2025 Retirement Target Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ..................   56.0%
Foreign Equity ...................   25.4%
Domestic Fixed Income ............    9.3%
Foreign Fixed Income .............    4.5%
Short-Term Investments &
Other Net Assets .................    4.8%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton 2025 Retirement Target Fund covers the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton 2025 Retirement Target Fund - Class A posted a cumulative total return of +8.32% for the six months ended June 30, 2007. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 46.


                                                          Semiannual Report | 13

TOP 10 FUND HOLDINGS
Franklin Templeton
2025 Retirement Target Fund
6/30/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                         16.2%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                             14.4%
- Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                        14.2%
- Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                      13.7%
- Class Z
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                 4.5%
- Advisor Class
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                     4.5%
- Advisor Class
--------------------------------------------------------------------------------
Templeton China World Fund                                                 4.1%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                            4.0%
- Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities Fund                                   3.9%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Natural Resources Fund                                            3.9%
- Advisor Class
--------------------------------------------------------------------------------

fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +6.92%, +11.09%, +0.98% and +2.53%, respectively, during the same time. 1 You can find other performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each target fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2025 Retirement Target Fund's domestic equity exposure was 68.9% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization

1. Sources: Standard & Poor's Micropal; Lehman Brothers, Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. P&R includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


14 | Semiannual Report
sizes and investment styles, and on June 30, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class was our largest equity fund weighting at period-end, representing 16.2% of the Fund's total net assets. On the fixed income side, domestic exposure was 67.3% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 4.5% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, outperformed the S&P 500, as did our largest domestic value fund holding, Mutual Shares Fund - Class Z. Our largest foreign equity holding, Mutual European - Class Z, outperformed the MSCI EAFE Index. However, Templeton Foreign Fund - Advisor Class lagged the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index. Conversely, Franklin U.S. Government Securities Fund - Advisor Class trailed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ T. Anthony Coffey

                   T. Anthony Coffey, CFA
                   Portfolio Manager
                   Franklin Templeton 2025 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 15

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                            CHANGE    6/30/07      12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.70    $ 11.48       $ 10.78
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0143
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0003
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1829
--------------------------------------------------------------------------------
   TOTAL                            $0.1975
--------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                            CHANGE    6/30/07      12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.67    $ 11.44       $ 10.77
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0061
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0003
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1829
--------------------------------------------------------------------------------
   TOTAL                            $0.1893
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                            CHANGE    6/30/07      12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.70    $ 11.47       $ 10.77
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0115
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0003
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1829
--------------------------------------------------------------------------------
   TOTAL                            $0.1947
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    6/30/07      12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.70    $ 11.49       $ 10.79
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0261
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0003
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1829
--------------------------------------------------------------------------------
   TOTAL                            $0.2093
--------------------------------------------------------------------------------


16 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------
CLASS A                                                             6-MONTH     INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                             +8.32%         +18.51%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                              +2.07%         +11.70%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                      $ 10,207        $ 11,170
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                            4.98%
--------------------------------------------------------------------------------------------------
      With Waiver                               0.50%
--------------------------------------------------------------------------------------------------
CLASS C                                                             6-MONTH     INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                             +7.97%         +17.90%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                              +6.97%         +16.90%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                      $ 10,697        $ 11,690
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                            5.63%
--------------------------------------------------------------------------------------------------
      With Waiver                               1.15%
--------------------------------------------------------------------------------------------------
CLASS R                                                             6-MONTH     INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                             +8.30%         +18.38%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                              +8.30%         +18.38%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                      $ 10,830        $ 11,838
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                            5.13%
--------------------------------------------------------------------------------------------------
      With Waiver                               0.65%
--------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                       6-MONTH     INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                             +8.42%         +18.80%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                              +8.42%         +18.80%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                      $ 10,842        $ 11,880
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                            4.63%
--------------------------------------------------------------------------------------------------
      With Waiver                               0.15%
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                          Semiannual Report | 17

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. The manager has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the change in value of an investment over the periods indicated. Because the Fund has existed for less than one year, average annual total returns are not available. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


18 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                                VALUE 1/1/07          VALUE 6/30/07        PERIOD* 1/1/07-6/30/07
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,083.20                   $2.58
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,022.32                   $2.51
-------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,079.70                   $5.93
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,019.09                   $5.76
-------------------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,083.00                   $3.36
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.57                   $3.26
-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,084.20                   $0.78
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,024.05                   $0.75
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


20 | Semiannual Report

Franklin Templeton
2035 Retirement Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund invests among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2035 approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton
2035 Retirement Target Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Domestic Equity ..................   64.1%
Foreign Equity ...................   29.0%
Domestic Fixed Income ............    1.6%
Foreign Fixed Income .............    0.7%
Short-Term Investments &
Other Net Assets .................    4.6%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This semiannual report for Franklin Templeton 2035 Retirement Target Fund covers the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton 2035 Retirement Target Fund - Class A posted a +9.40% cumulative total return for the six months ended June 30, 2007. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +6.92%, +11.09%, +0.98% and +2.53%, respectively, during the same time. 1 You can find other performance data in the Performance Summary beginning on page 24.

1. Sources: Standard & Poor's Micropal; Lehman Brothers, Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. P&R includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 51.


                                                          Semiannual Report | 21

TOP 10 FUND HOLDINGS
Franklin Templeton
2035 Retirement Target Fund 6/30/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II - Advisor Class                         18.8%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund - Advisor Class                             16.5%
--------------------------------------------------------------------------------
Mutual Shares Fund - Class Z                                              16.1%
--------------------------------------------------------------------------------
Mutual European Fund - Class Z                                            15.6%
--------------------------------------------------------------------------------
Templeton Foreign Fund - Advisor Class                                     5.2%
--------------------------------------------------------------------------------
Templeton China World Fund - Advisor Class                                 4.6%
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund - Advisor Class                            4.4%
--------------------------------------------------------------------------------
Franklin Natural Resources Fund - Advisor Class                            4.4%
--------------------------------------------------------------------------------
Franklin Real Estate Securities Fund - Advisor Class                       3.8%
--------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund - Advisor Class                     3.6%
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2035 Retirement Target Fund's domestic equity exposure was 68.9% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2007, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class was our largest equity fund weighting at period-end, representing 18.8% of the Fund's total net assets. On the fixed income side, domestic exposure was 67.4% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 0.7% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, outperformed the S&P 500, as did our largest domestic value fund holding, Mutual Shares Fund - Class Z. Our largest foreign equity holding, Mutual European - Class Z, outperformed the MSCI EAFE Index; however, Templeton Foreign Fund - Advisor Class underperformed. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.


22 | Semiannual Report

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ T. Anthony Coffey

                   T. Anthony Coffey, CFA
                   Portfolio Manager
                   Franklin Templeton 2035 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 23

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                             CHANGE   6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.76    $11.64     $10.88
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                         $0.0026
--------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.2607
--------------------------------------------------------------------------------
   TOTAL                                $0.2643
--------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                             CHANGE   6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.71    $11.57     $10.86
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                         $0.0026
--------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.2607
--------------------------------------------------------------------------------
   TOTAL                                $0.2643
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                             CHANGE   6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.74    $11.62     $10.88
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                         $0.0026
--------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.2607
--------------------------------------------------------------------------------
   TOTAL                                $0.2643
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                       CHANGE   6/30/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.78    $11.67     $10.89
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                         $0.0026
--------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.2607
--------------------------------------------------------------------------------
   TOTAL                                $0.2643
--------------------------------------------------------------------------------


24 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------
CLASS A                                                       6-MONTH      INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                       +9.40%           +20.82%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                        +3.15%           +13.87%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                 $10,315           $11,387
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                       9.90%
--------------------------------------------------------------------------------------------------
      With Waiver                          0.50%
--------------------------------------------------------------------------------------------------
CLASS C                                                       6-MONTH      INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                       +8.96%           +20.00%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                        +7.96%           +19.00%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                 $10,796           $11,900
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                      10.55%
--------------------------------------------------------------------------------------------------
      With Waiver                          1.15%
--------------------------------------------------------------------------------------------------
CLASS R                                                       6-MONTH      INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                       +9.22%           +20.57%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                        +9.22%           +20.57%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                 $10,922           $12,057
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                      10.05%
--------------------------------------------------------------------------------------------------
      With Waiver                          0.65%
--------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                 6-MONTH      INCEPTION (8/1/06)
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                       +9.58%           +21.20%
--------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                        +9.58%           +21.20%
--------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                 $10,958           $12,120
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------
      Without Waiver                       9.55%
--------------------------------------------------------------------------------------------------
      With Waiver                          0.15%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                          Semiannual Report | 25

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. The manager has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the change in value of an investment over the periods indicated. Because the Fund has existed for less than one year, average annual total returns are not available. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


26 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                            VALUE 1/1/07      VALUE 6/30/07   PERIOD* 1/1/07-6/30/07
-------------------------------------------------------------------------------------------------------------
Actual                                               $ 1,000          $ 1,094.00             $ 2.60
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $ 1,000          $ 1,022.32             $ 2.51
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                               $ 1,000          $ 1,089.60             $ 5.96
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $ 1,000          $ 1,019.09             $ 5.76
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                               $ 1,000          $ 1,092.20             $ 3.37
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $ 1,000          $ 1,021.57             $ 3.26
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                               $ 1,000          $ 1,095.80             $ 0.78
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $ 1,000          $ 1,024.05             $ 0.75
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


28 | Semiannual Report

Franklin Templeton
2045 Retirement Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund invests among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2045 approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton 2045 Retirement Target Fund
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ..................   62.9%
Foreign Equity ...................   29.0%
Short-Term Investments &
Other Net Assets .................    8.1%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton 2045 Retirement Target Fund covers the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton 2045 Retirement Target Fund - Class A posted a +9.71% cumulative total return for the six months ended June 30, 2007. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 56.


                                                          Semiannual Report | 29

TOP 10 FUND HOLDINGS
Franklin Templeton
2045 Retirement Target Fund
6/30/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                          17.2%
- Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                         16.5%
- Class Z
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                              16.4%
- Advisor Class
--------------------------------------------------------------------------------
Mutual European Fund                                                       15.6%
- Class Z
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                      5.1%
- Advisor Class
--------------------------------------------------------------------------------
Templeton China World Fund                                                  4.7%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                             4.6%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Natural Resources Fund                                             4.4%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Real Estate Securities Fund                                        3.8%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund                                      3.5%
- Advisor Class
--------------------------------------------------------------------------------

(EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +6.92%, +11.09%, +0.98% and +2.53%, respectively, during the same time. 1 You can find other performance data in the Performance Summary beginning on page 32.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2045 Retirement Target Fund's domestic equity exposure was 68.5% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization

1. Sources: Standard & Poor's Micropal; Lehman Brothers, Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. P&R includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


30 | Semiannual Report
sizes and investment styles, and on June 30, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class was our largest equity fund weighting at period-end, representing 17.2% of the Fund's total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, outperformed the S&P 500, as did our largest domestic value fund holding, Mutual Shares Fund - Class Z. Our largest foreign equity holding, Mutual European Fund - Class Z, also outperformed the MSCI EAFE Index. Templeton Foreign Fund - Advisor Class lagged the MSCI EAFE Index, and Franklin Real Estate Securities Fund - Advisor Class and Franklin Gold and Precious Metals Fund - Advisor Class trailed the S&P 500.

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ T. Anthony Coffey

                   T. Anthony Coffey, CFA
                   Portfolio Manager
                   Franklin Templeton 2045 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 31

Performance Summary as of 6/30/07

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                            CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.72     $11.61      $10.89
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0029
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3360
--------------------------------------------------------------------------------
   TOTAL                            $0.3399
--------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                            CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.68     $11.55      $10.87
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0029
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3360
--------------------------------------------------------------------------------
   TOTAL                            $0.3399
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                            CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.71     $11.59      $10.88
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0029
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3360
--------------------------------------------------------------------------------
   TOTAL                            $0.3399
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    6/30/07    12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.74     $11.64      $10.90
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0029
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.3360
--------------------------------------------------------------------------------
   TOTAL                            $0.3399
--------------------------------------------------------------------------------


32 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                                          6-MONTH   INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                          +9.71%         +21.29%
--------------------------------------------------------------------------------
Aggregate Total Return 3                           +3.44%         +14.32%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,344         $11,432
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------
      Without Waiver                    10.11%
--------------------------------------------------------------------------------
      With Waiver                        0.50%
--------------------------------------------------------------------------------
CLASS C                                          6-MONTH   INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                          +9.36%         +20.62%
--------------------------------------------------------------------------------
Aggregate Total Return 3                           +8.36%         +19.62%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,836         $11,962
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------
      Without Waiver                    10.76%
--------------------------------------------------------------------------------
      With Waiver                        1.15%
--------------------------------------------------------------------------------
CLASS R                                          6-MONTH   INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                          +9.63%         +21.08%
--------------------------------------------------------------------------------
Aggregate Total Return 3                           +9.63%         +21.08%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,963         $12,108
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------
      Without Waiver                    10.26%
--------------------------------------------------------------------------------
      With Waiver                        0.65%
--------------------------------------------------------------------------------
ADVISOR CLASS                                    6-MONTH   INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                          +9.89%         +21.67%
--------------------------------------------------------------------------------
Aggregate Total Return 3                           +9.89%         +21.67%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,989         $12,167
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------
      Without Waiver                     9.76%
--------------------------------------------------------------------------------
      With Waiver                        0.15%
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                          Semiannual Report | 33

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The manager has contractually agreed to limit Fund expenses so that total annual Fund operating expenses do not exceed the amount shown with waiver (other than certain non-routine expenses) for each share class until 4/30/09. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the change in value of an investment over the periods indicated. Because the Fund has existed for less than one year, average annual total returns are not available. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


34 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 35

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 1/1/07      VALUE 6/30/07   PERIOD* 1/1/07-6/30/07
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,097.10             $ 2.60
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,022.32             $ 2.51
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,093.60             $ 6.02
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,019.04             $ 5.81
------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,096.30             $ 3.38
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.57             $ 3.26
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,098.90             $ 0.78
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,024.05             $ 0.75
------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.16%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


36 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                                    -------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
  CLASS A                                                                                              (UNAUDITED)         2006 h
                                                                                                    -------------------------------
  PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout the period)
  Net asset value, beginning of period ..........................................................        $ 10.69          $ 10.00
                                                                                                    -------------------------------
  Income from investment operations a:
     Net investment income b, c .................................................................           0.07             0.13
     Net realized and unrealized gains (losses) .................................................           0.75             0.73
                                                                                                    -------------------------------
  Total from investment operations ..............................................................           0.82             0.86
                                                                                                    -------------------------------
  Less distributions from:
     Net investment income and short term gains received from Underlying Funds ..................          (0.04)           (0.15)
     Net realized gains .........................................................................          (0.13)           (0.02)
                                                                                                    -------------------------------
  Total distributions ...........................................................................          (0.17)           (0.17)
                                                                                                    -------------------------------
  Redemption fees ...............................................................................            -- g              --
                                                                                                    -------------------------------
  Net asset value, end of period ................................................................        $ 11.34          $ 10.69
                                                                                                    ===============================

  Total return d ................................................................................           7.67%            8.59%

  RATIOS TO AVERAGE NET ASSETS e
  Expenses before waiver and payments by affiliates f ...........................................           6.59%           12.13%
  Expenses net of waiver and payments by affiliates f ...........................................           0.50%            0.50%
  Net investment income c .......................................................................           1.20%            2.92%

  SUPPLEMENTAL DATA
  Net assets, end of period (000's) .............................................................        $ 2,762          $ 1,364
  Portfolio turnover rate .......................................................................           0.45%            2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                                    -------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
  CLASS C                                                                                              (UNAUDITED)        2006 h
                                                                                                    -------------------------------
  PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout the period)
  Net asset value, beginning of period ..........................................................        $ 10.67          $ 10.00
                                                                                                    -------------------------------
  Income from investment operations a:
     Net investment income b, c .................................................................           0.03             0.14
     Net realized and unrealized gains (losses) .................................................           0.74             0.69
                                                                                                    -------------------------------
  Total from investment operations ..............................................................           0.77             0.83
                                                                                                    -------------------------------
  Less distributions from:
     Net investment income and short term gains received from Underlying Funds ..................          (0.03)           (0.14)
     Net realized gains .........................................................................          (0.13)           (0.02)
                                                                                                    -------------------------------
  Total distributions ...........................................................................          (0.16)           (0.16)
                                                                                                    -------------------------------
  Redemption fees ...............................................................................             -- g             --
                                                                                                    -------------------------------
  Net asset value, end of period ................................................................        $ 11.28          $ 10.67
                                                                                                    ===============================

  Total return d ................................................................................           7.22%            8.30%

  RATIOS TO AVERAGE NET ASSETS e
  Expenses before waiver and payments by affiliates f ...........................................           7.24%           12.78%
  Expenses net of waiver and payments by affiliates f ...........................................           1.15%            1.15%
  Net investment income c .......................................................................           0.55%            2.27%

  SUPPLEMENTAL DATA
  Net assets, end of period (000's) .............................................................        $   726          $    63
  Portfolio turnover rate .......................................................................           0.45%            2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


38 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                                    -------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
  CLASS R                                                                                              (UNAUDITED)        2006 h
                                                                                                    -------------------------------
  PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout the period)
  Net asset value, beginning of period ..........................................................        $ 10.68          $ 10.00
                                                                                                    -------------------------------
  Income from investment operations a:
     Net investment income b, c .................................................................           0.06             0.11
     Net realized and unrealized gains (losses) .................................................           0.75             0.74
                                                                                                    -------------------------------
  Total from investment operations ..............................................................           0.81             0.85
                                                                                                    -------------------------------
  Less distributions from:
     Net investment income and short term gains received from Underlying Funds ..................          (0.03)           (0.15)
     Net realized gains .........................................................................          (0.13)           (0.02)
                                                                                                    -------------------------------
  Total distributions ...........................................................................          (0.16)           (0.17)
                                                                                                    -------------------------------
  Redemption fees ...............................................................................             -- g             --
                                                                                                    -------------------------------
  Net asset value, end of period ................................................................        $ 11.33          $ 10.68
                                                                                                    ===============================

  Total return d ................................................................................           7.65%            8.48%

  RATIOS TO AVERAGE NET ASSETS e
  Expenses before waiver and payments by affiliates f ...........................................           6.74%           12.28%
  Expenses net of waiver and payments by affiliates f ...........................................           0.65%            0.65%
  Net investment income c .......................................................................           1.05%            2.77%

  SUPPLEMENTAL DATA
  Net assets, end of period (000's) .............................................................        $   425          $    11
  Portfolio turnover rate .......................................................................           0.45%            2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                                    -------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
  ADVISOR CLASS                                                                                        (UNAUDITED)        2006 h
                                                                                                    -------------------------------
  PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout the period)
  Net asset value, beginning of period ..........................................................        $ 10.70          $ 10.00
                                                                                                    -------------------------------
  Income from investment operations a:
     Net investment income b, c .................................................................           0.09             0.17
     Net realized and unrealized gains (losses) .................................................           0.75             0.71
                                                                                                    -------------------------------
  Total from investment operations ..............................................................           0.84             0.88
                                                                                                    -------------------------------
  Less distributions from:
     Net investment income and short term gains received from Underlying Funds ..................          (0.05)           (0.16)
     Net realized gains .........................................................................          (0.13)           (0.02)
                                                                                                    -------------------------------
  Total distributions ...........................................................................          (0.18)           (0.18)
                                                                                                    -------------------------------
  Redemption fees ...............................................................................             -- g             --
                                                                                                    -------------------------------
  Net asset value, end of period ................................................................        $ 11.36          $ 10.70
                                                                                                    ===============================

  Total return d ................................................................................           7.87%            8.75%

  RATIOS TO AVERAGE NET ASSETS e
  Expenses before waiver and payments by affiliates f ...........................................           6.24%           11.78%
  Expenses net of waiver and payments by affiliates f ...........................................           0.15%            0.15%
  Net investment income c .......................................................................           1.55%            3.27%
  SUPPLEMENTAL DATA

  Net assets, end of period (000's) .............................................................        $    32          $    20
  Portfolio turnover rate .......................................................................           0.45%            2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


40 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                                              SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 94.0%
  DOMESTIC EQUITY 47.1%
b Franklin Aggressive Growth Fund, Advisor Class ................................................              6,340   $    125,599
  Franklin Flex Cap Growth Fund, Advisor Class ..................................................             10,244        477,371
  Franklin Natural Resources Fund, Advisor Class ................................................              3,000        128,761
  Franklin Real Estate Securities Fund, Advisor Class ...........................................              4,704        111,898
b Franklin Small Cap Growth Fund II, Advisor Class ..............................................             39,426        541,713
  Mutual Shares Fund, Class Z ...................................................................             16,611        473,254
                                                                                                                       -------------
                                                                                                                          1,858,596
                                                                                                                       -------------
  DOMESTIC FIXED INCOME 17.3%
  Franklin Strategic Mortgage Portfolio .........................................................             18,636        175,175
  Franklin Total Return Fund, Advisor Class .....................................................             21,792        214,219
  Franklin U.S. Government Securities Fund, Advisor Class .......................................             46,262        292,378
                                                                                                                       -------------
                                                                                                                            681,772
                                                                                                                       -------------
  FOREIGN EQUITY 21.3%
  Franklin Gold and Precious Metals Fund, Advisor Class .........................................              3,001        102,428
  Mutual European Fund, Class Z .................................................................             15,688        449,767
  Templeton China World Fund, Advisor Class .....................................................              3,559        135,818
  Templeton Foreign Fund, Advisor Class .........................................................             10,150        151,342
                                                                                                                       -------------
                                                                                                                            839,355
                                                                                                                       -------------
  FOREIGN FIXED INCOME 8.3%
  Templeton Global Bond Fund, Advisor Class .....................................................             28,961        328,702
                                                                                                                       -------------
  TOTAL LONG TERM INVESTMENTS (COST $3,474,813) .................................................                         3,708,425
                                                                                                                       -------------
  SHORT TERM INVESTMENT (COST $131,797) 3.3%
  MONEY MARKET FUND 3.3%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..........................            131,797        131,797
                                                                                                                       -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $3,606,610) 97.3% .................................                         3,840,222
  OTHER ASSETS, LESS LIABILITIES 2.7% ...........................................................                           105,404
                                                                                                                       -------------
  NET ASSETS 100.0% .............................................................................                      $  3,945,626
                                                                                                                       =============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended June 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                                                    -------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
CLASS A                                                                                                (UNAUDITED)        2006 h
                                                                                                    -------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................................................        $ 10.78          $ 10.00
                                                                                                    -------------------------------
Income from investment operations a:
   Net investment income b, c ...................................................................           0.03             0.12
   Net realized and unrealized gains (losses) ...................................................           0.86             0.82
                                                                                                    -------------------------------
Total from investment operations ................................................................           0.89             0.94
                                                                                                    -------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ....................          (0.01)           (0.14)
   Net realized gains ...........................................................................          (0.18)           (0.02)
                                                                                                    -------------------------------
Total distributions .............................................................................          (0.19)           (0.16)
                                                                                                    -------------------------------
Redemption fees .................................................................................             -- g             -- g
                                                                                                    -------------------------------
Net asset value, end of period ..................................................................        $ 11.48          $ 10.78
                                                                                                    ===============================

Total return d ..................................................................................           8.32%            9.41%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .............................................           6.25%           10.76%
Expenses net of waiver and payments by affiliates f .............................................           0.50%            0.50%
Net investment income c .........................................................................           0.54%            2.78%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................................................        $ 3,862          $ 1,699
Portfolio turnover rate .........................................................................          11.55%            5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


42 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                                                    -------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
CLASS C                                                                                                (UNAUDITED)        2006 h
                                                                                                    -------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................................................        $ 10.77          $ 10.00
                                                                                                    -------------------------------
Income from investment operations a:
   Net investment income b, c ...................................................................             -- g           0.10
   Net realized and unrealized gains (losses) ...................................................           0.86             0.82
                                                                                                    -------------------------------
Total from investment operations ................................................................           0.86             0.92
                                                                                                    -------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ....................          (0.01)           (0.13)
   Net realized gains ...........................................................................          (0.18)           (0.02)
                                                                                                    -------------------------------

Total distributions .............................................................................          (0.19)           (0.15)
                                                                                                    -------------------------------
Redemption fees .................................................................................             -- g             -- g
                                                                                                    -------------------------------
Net asset value, end of period ..................................................................        $ 11.44          $ 10.77
                                                                                                    ===============================
Total return d ..................................................................................           7.97%            9.20%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .............................................           6.90%           11.41%
Expenses net of waiver and payments by affiliates f .............................................           1.15%            1.15%
Net investment income (loss) c ..................................................................          (0.11)%           2.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................................................        $   412          $    54
Portfolio turnover rate .........................................................................          11.55%            5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                                                    --------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
CLASS R                                                                                                (UNAUDITED)        2006 h
                                                                                                    --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................................................        $ 10.77          $ 10.00
                                                                                                    --------------------------------
Income from investment operations a:
   Net investment income b, c ...................................................................           0.02             0.11
   Net realized and unrealized gains (losses) ...................................................           0.87             0.82
                                                                                                    --------------------------------
Total from investment operations ................................................................           0.89             0.93
                                                                                                    --------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ....................          (0.01)           (0.14)
   Net realized gains ...........................................................................          (0.18)           (0.02)
                                                                                                    --------------------------------
Total distributions .............................................................................          (0.19)           (0.16)
                                                                                                    --------------------------------
Redemption fees .................................................................................             -- g             -- g
                                                                                                    --------------------------------
Net asset value, end of period ..................................................................        $ 11.47          $ 10.77
                                                                                                    ================================

Total return d ..................................................................................           8.30%            9.31%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .............................................           6.40%           10.91%
Expenses net of waiver and payments by affiliates f .............................................           0.65%            0.65%
Net investment income c .........................................................................           0.39%            2.63%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................................................        $    83          $    19
Portfolio turnover rate .........................................................................          11.55%            5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


44 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                                                    --------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
ADVISOR CLASS                                                                                          (UNAUDITED)        2006 h
                                                                                                    --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................................................        $ 10.79          $ 10.00
                                                                                                    --------------------------------
Income from investment operations a:
   Net investment income b, c ...................................................................           0.06             0.20
   Net realized and unrealized gains (losses) ...................................................           0.85             0.76
                                                                                                    --------------------------------
Total from investment operations ................................................................           0.91             0.96
                                                                                                    --------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ....................          (0.03)           (0.15)
   Net realized gains ...........................................................................          (0.18)           (0.02)
                                                                                                    --------------------------------
Total distributions .............................................................................          (0.21)           (0.17)
                                                                                                    --------------------------------
Redemption fees .................................................................................             -- g             -- g
                                                                                                    --------------------------------
Net asset value, end of period ..................................................................        $ 11.49          $ 10.79
                                                                                                    ================================

Total return d ..................................................................................           8.42%            9.57%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates ...............................................           5.90%           10.41%
Expenses net of waiver and payments by affiliates f .............................................           0.15%            0.15%
Net investment income c .........................................................................           0.89%            3.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................................................        $   118          $    51
Portfolio turnover rate .........................................................................          11.55%            5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                                              SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.2%
  DOMESTIC EQUITY 56.0%
b Franklin Aggressive Growth Fund, Advisor Class ................................................              9,065   $    179,577
  Franklin Flex Cap Growth Fund, Advisor Class ..................................................             13,794        642,795
  Franklin Natural Resources Fund, Advisor Class ................................................              4,036        173,238
  Franklin Real Estate Securities Fund, Advisor Class ...........................................              6,248        148,645
b Franklin Small Cap Growth Fund II, Advisor Class ..............................................             52,846        726,110
  Mutual Shares Fund, Class Z ...................................................................             22,344        636,583
                                                                                                                       -------------
                                                                                                                          2,506,948
                                                                                                                       -------------
  DOMESTIC FIXED INCOME 9.3%
  Franklin Strategic Mortgage Portfolio .........................................................             10,692        100,501
  Franklin Total Return Fund, Advisor Class .....................................................             13,996        137,578
  Franklin U.S. Government Securities Fund, Advisor Class .......................................             27,937        176,563
                                                                                                                       -------------
                                                                                                                            414,642
                                                                                                                       -------------
  FOREIGN EQUITY 25.4%
  Franklin Gold and Precious Metals Fund, Advisor Class .........................................              4,031        137,586
  Mutual European Fund, Class Z .................................................................             21,327        611,458
  Templeton China World Fund, Advisor Class .....................................................              4,795        182,986
  Templeton Foreign Fund, Advisor Class .........................................................             13,536        201,815
                                                                                                                       -------------
                                                                                                                          1,133,845
                                                                                                                       -------------
  FOREIGN FIXED INCOME 4.5%
  Templeton Global Bond Fund, Advisor Class .....................................................             17,790        201,913
                                                                                                                       -------------
  TOTAL LONG TERM INVESTMENTS (COST $3,959,543) .................................................                         4,257,348
                                                                                                                       -------------
  SHORT TERM INVESTMENT (COST $94,754) 2.1%
  MONEY MARKET FUND 2.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..........................             94,754         94,754
                                                                                                                       -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $4,054,297) 97.3% .................................                         4,352,102
  OTHER ASSETS, LESS LIABILITIES 2.7% ...........................................................                           122,763
                                                                                                                       -------------
  NET ASSETS 100.0% .............................................................................                      $  4,474,865
                                                                                                                       =============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended June 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


46 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                                    --------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
CLASS A                                                                                                (UNAUDITED)        2006 h
                                                                                                    --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........................................................          $ 10.88         $ 10.00
                                                                                                    --------------------------------
Income from investment operations a:
  Net investment income (loss) b, c ...........................................................            (0.01)           0.09
  Net realized and unrealized gains (losses) ..................................................             1.03            0.95
                                                                                                    --------------------------------
Total from investment operations ..............................................................             1.02            1.04
                                                                                                    --------------------------------
Less distributions from:
  Net investment income and short term gains received from Underlying Funds ...................               -- g         (0.13)
  Net realized gains ..........................................................................            (0.26)          (0.03)
                                                                                                    --------------------------------
Total distributions ...........................................................................            (0.26)          (0.16)
                                                                                                    --------------------------------
Net asset value, end of period ................................................................          $ 11.64         $ 10.88
                                                                                                    ================================

Total return d ................................................................................             9.40%          10.44%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...........................................             9.51%          13.47%
Expenses net of waiver and payments by affiliates f ...........................................             0.50%           0.50%
Net investment income (loss) c ................................................................            (0.12)%          2.04%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................................          $ 1,906         $ 1,171
Portfolio turnover rate .......................................................................             4.63%           8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                                    --------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
CLASS C                                                                                                (UNAUDITED)        2006 h
                                                                                                    --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........................................................          $ 10.86         $ 10.00
                                                                                                    --------------------------------
Income from investment operations a:
   Net investment income (loss) b, c ..........................................................            (0.04)           0.12
   Net realized and unrealized gains (losses) .................................................             1.01            0.89
                                                                                                    --------------------------------
Total from investment operations ..............................................................             0.97            1.01
                                                                                                    --------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ..................               -- g         (0.12)
   Net realized gains .........................................................................            (0.26)          (0.03)
                                                                                                    --------------------------------
Total distributions ...........................................................................            (0.26)          (0.15)
                                                                                                    --------------------------------
Net asset value, end of period ................................................................          $ 11.57         $ 10.86
                                                                                                    ================================

Total return d ................................................................................             8.96%          10.14%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...........................................            10.16%          14.12%
Expenses net of waiver and payments by affiliates f ...........................................             1.15%           1.15%
Net investment income (loss) c ................................................................            (0.77)%          1.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................................          $   323         $    57
Portfolio turnover rate .......................................................................             4.63%           8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


48 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                                  ----------------------------------
                                                                                                  SIX MONTHS ENDED     YEAR ENDED
                                                                                                   JUNE 30, 2007      DECEMBER 31,
CLASS R                                                                                             (UNAUDITED)          2006 h
                                                                                                  ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................................................   $       10.88     $         10.00
Income from investment operations a:                                                              ----------------------------------
   Net investment income (loss) b, c ..........................................................           (0.01)               0.11
   Net realized and unrealized gains (losses) .................................................            1.01                0.93
                                                                                                  ----------------------------------
Total from investment operations ..............................................................            1.00                1.04
Less distributions from:                                                                          ----------------------------------
   Net investment income and short term gains received from Underlying Funds ..................              -- g             (0.13)
   Net realized gains .........................................................................           (0.26)              (0.03)
                                                                                                  ----------------------------------

Total distributions ...........................................................................           (0.26)              (0.16)
                                                                                                  ----------------------------------
Net asset value, end of period ................................................................   $       11.62     $         10.88
                                                                                                  ==================================

Total return d ................................................................................            9.22%              10.40%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...........................................            9.66%              13.62%
Expenses net of waiver and payments by affiliates f ...........................................            0.65%               0.65%
Net investment income (loss) c ................................................................           (0.27)%              1.89%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................................   $         106     $            23
Portfolio turnover rate .......................................................................            4.63%               8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                                  ---------------------------------
                                                                                                  SIX MONTHS ENDED     YEAR ENDED
                                                                                                   JUNE 30, 2007      DECEMBER 31,
ADVISOR CLASS                                                                                        (UNAUDITED)         2006 h
                                                                                                  ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................................................   $       10.89     $         10.00
                                                                                                  ----------------------------------
Income from investment operations  a:
   Net investment income  b, c ................................................................            0.01                0.18
   Net realized and unrealized gains (losses) .................................................            1.03                0.88
                                                                                                  ----------------------------------
Total from investment operations ..............................................................            1.04                1.06
                                                                                                  ----------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ..................              -- g             (0.14)
   Net realized gains .........................................................................           (0.26)              (0.03)
                                                                                                  ----------------------------------
Total distributions ...........................................................................           (0.26)              (0.17)
                                                                                                  ----------------------------------
Net asset value, end of period ................................................................   $       11.67     $         10.89
                                                                                                  ==================================

Total return d ................................................................................            9.58%              10.60%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...........................................            9.16%              13.12%
Expenses net of waiver and payments by affiliates f ...........................................            0.15%              10.15%
Net investment income c .......................................................................            0.23%               2.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................................   $         113     $            59
Portfolio turnover rate .......................................................................            4.63%               8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


50 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                                                              SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.4%
  DOMESTIC EQUITY 64.1%
b Franklin Aggressive Growth Fund, Advisor Class ................................................              5,490   $    108,760
  Franklin Flex Cap Growth Fund, Advisor Class ..................................................              8,682        404,580
  Franklin Natural Resources Fund, Advisor Class ................................................              2,503        107,426
  Franklin Real Estate Securities Fund, Advisor Class ...........................................              3,932         93,539
b Franklin Small Cap Growth Fund II, Advisor Class ..............................................             33,455        459,672
  Mutual Shares Fund, Class Z ...................................................................             13,839        394,281
                                                                                                                       -------------
                                                                                                                          1,568,258
                                                                                                                       -------------
  DOMESTIC FIXED INCOME 1.6%
  Franklin Strategic Mortgage Portfolio .........................................................              1,054          9,905
  Franklin Total Return Fund, Advisor Class .....................................................              1,253         12,317
  Franklin U.S. Government Securities Fund, Advisor Class .......................................              2,499         15,793
                                                                                                                       -------------
                                                                                                                             38,015
                                                                                                                       -------------
  FOREIGN EQUITY 29.0%
  Franklin Gold and Precious Metals Fund, Advisor Class .........................................              2,553         87,134
  Mutual European Fund, Class Z .................................................................             13,304        381,415
  Templeton China World Fund, Advisor Class .....................................................              2,976        113,563
  Templeton Foreign Fund, Advisor Class .........................................................              8,540        127,329
                                                                                                                       -------------
                                                                                                                            709,441
                                                                                                                       -------------
  FOREIGN FIXED INCOME 0.7%
  Templeton Global Bond Fund, Advisor Class .....................................................              1,622         18,408
                                                                                                                       -------------
  TOTAL LONG TERM INVESTMENTS (COST $2,122,355) .................................................                         2,334,122
                                                                                                                       -------------
  SHORT TERM INVESTMENT (COST $84,272) 3.4%
  MONEY MARKET FUND 3.4%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..........................             84,272         84,272
                                                                                                                       -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $2,206,627) 98.8% .................................                         2,418,394
  OTHER ASSETS, LESS LIABILITIES 1.2% ...........................................................                            29,888
                                                                                                                       -------------
  NET ASSETS 100.0% .............................................................................                      $  2,448,282
                                                                                                                       -------------

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended June 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                                    --------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007     DECEMBER 31,
CLASS A                                                                                                (UNAUDITED)        2006 h
                                                                                                    --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................................................       $  10.89         $  10.00
                                                                                                    --------------------------------
Income from investment operations a:
  Net investment income (loss) b, c .............................................................          (0.01)            0.08
  Net realized and unrealized gains (losses) ....................................................           1.07             0.97
                                                                                                    --------------------------------
Total from investment operations ................................................................           1.06             1.05
                                                                                                    --------------------------------
Less distributions from:
  Net investment income and short term gains received from Underlying Funds .....................             -- g          (0.13)
  Net realized gains ............................................................................          (0.34)           (0.03)
                                                                                                    --------------------------------
Total distributions .............................................................................          (0.34)           (0.16)
                                                                                                    --------------------------------
Net asset value, end of period ..................................................................       $  11.61         $  10.89
                                                                                                    --------------------------------

Total return d ..................................................................................           9.71%           10.55%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .............................................          11.42%           13.15%
Expenses net of waiver and payments by affiliates f .............................................           0.50%            0.50%
Net investment income (loss) c ..................................................................          (0.25)%           1.97%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................................................       $  1,632         $  1,169
Portfolio turnover rate .........................................................................           3.85%            8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


52 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                                    --------------------------------
                                                                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                                                      JUNE 30, 2007     DECEMBER 31,
CLASS C                                                                                                (UNAUDITED)        2006 h
                                                                                                    --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................................................       $  10.87         $  10.00
                                                                                                    --------------------------------
Income from investment operations a:
  Net investment income (loss) b, c .............................................................          (0.05)            0.16
  Net realized and unrealized gains (losses) ....................................................           1.07             0.87
                                                                                                    --------------------------------
Total from investment operations ................................................................           1.02             1.03
                                                                                                    --------------------------------
Less distributions from:
  Net investment income and short term gains received from Underlying Funds .....................             -- g          (0.13)
  Net realized gains ............................................................................          (0.34)           (0.03)
                                                                                                    --------------------------------
Total distributions .............................................................................          (0.34)           (0.16)
                                                                                                    --------------------------------
Net asset value, end of period ..................................................................       $  11.55         $  10.87
                                                                                                    --------------------------------
Total return d ..................................................................................           9.36%           10.30%
RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .............................................          12.08%           13.74%
Expenses net of waiver and payments by affiliates f .............................................           1.16%            1.09%
Net investment income (loss) c ..................................................................          (0.91)%           1.38%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................................................       $    201         $     67
Portfolio turnover rate .........................................................................           3.85%            8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                                    --------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 2007    DECEMBER 31,
CLASS R                                                                                                (UNAUDITED)        2006 h
                                                                                                    --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................................................       $  10.88         $  10.00
                                                                                                    --------------------------------
Income from investment operations a:
  Net investment income (loss) b, c .............................................................          (0.02)            0.08
  Net realized and unrealized gains (losses) ....................................................           1.07             0.96
                                                                                                    --------------------------------
Total from investment operations ................................................................           1.05             1.04
                                                                                                    --------------------------------
Less distributions from:
  Net investment income and short term gains received from Underlying Funds .....................             -- g          (0.13)
  Net realized gains ............................................................................          (0.34)           (0.03)
                                                                                                    --------------------------------
Total distributions .............................................................................          (0.34)           (0.16)
                                                                                                    --------------------------------
Net asset value, end of period ..................................................................       $  11.59         $  10.88
                                                                                                    --------------------------------

Total return d ..................................................................................           9.63%           10.44%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .............................................          11.57%           13.30%
Expenses net of waiver and payments by affiliates f .............................................           0.65%            0.65%
Net investment income (loss) c ..................................................................          (0.40)%           1.82%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................................................       $     81         $     12
Portfolio turnover rate .........................................................................           3.85%            8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


54 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                                    -------------------------------
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                     JUNE 30, 2007     DECEMBER 31,
                                                                                                      (UNAUDITED)         2006 h
                                                                                                    -------------------------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........................................................         $ 10.90          $ 10.00
                                                                                                    -------------------------------
Income from investment operations a:
   Net investment income b,c ..................................................................              -- g           0.12
   Net realized and unrealized gains (losses) .................................................            1.08             0.95
                                                                                                    -------------------------------
Total from investment operations ..............................................................            1.08             1.07
                                                                                                    -------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ..................              -- g          (0.14)
   Net realized gains .........................................................................           (0.34)           (0.03)
                                                                                                    -------------------------------
Total distributions ...........................................................................           (0.34)           (0.17)
                                                                                                    -------------------------------
Net asset value, end of period ................................................................         $ 11.64          $ 10.90
                                                                                                    ===============================

Total return d ................................................................................            9.89%           10.72%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...........................................           11.07%           12.80%
Expenses net of waiver and payments by affiliates f ...........................................            0.15%            0.15%
Net investment income c .......................................................................            0.10%            2.32%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................................         $    20          $    17
Portfolio turnover rate .......................................................................            3.85%            8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.90% for the period ended June 30, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                                                              SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 91.9%
  DOMESTIC EQUITY 62.9%
b Franklin Aggressive Growth Fund, Advisor Class ...................................................           4,510   $     89,342
  Franklin Flex Cap Growth Fund, Advisor Class .....................................................           6,827        318,157
  Franklin Natural Resources Fund, Advisor Class ...................................................           1,992         85,479
  Franklin Real Estate Securities Fund, Advisor Class ..............................................           3,056         72,709
b Franklin Small Cap Growth Fund II, Advisor Class .................................................          24,190        332,372
  Mutual Shares Fund, Class Z ......................................................................          11,181        318,550
                                                                                                                       -------------
                                                                                                                          1,216,609
                                                                                                                       -------------
  FOREIGN EQUITY 29.0%
  Franklin Gold and Precious Metals Fund, Advisor Class ............................................           1,995         68,106
  Mutual European Fund, Class Z ....................................................................          10,513        301,407
  Templeton China World Fund, Advisor Class ........................................................           2,376         90,682
  Templeton Foreign Fund, Advisor Class ............................................................           6,652         99,183
                                                                                                                       -------------
                                                                                                                            559,378
                                                                                                                       -------------
  TOTAL LONG TERM INVESTMENTS (COST $1,589,333) ....................................................                      1,775,987
                                                                                                                       -------------
  SHORT TERM INVESTMENT (COST $21,793) 1.1%
  MONEY MARKET FUND 1.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .............................          21,793         21,793
                                                                                                                       -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,611,126) 93.0% ....................................                      1,797,780
  OTHER ASSETS, LESS LIABILITIES 7.0% ..............................................................                        136,327
                                                                                                                       -------------
  NET ASSETS 100.0% ................................................................................                   $  1,934,107
                                                                                                                       =============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended June 30, 2007.

c The rate shown is the annualized seven-day yield at period end.


56 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007 (unaudited)

                                                  ----------------------------------------------------------------------------------
                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                   2015 RETIREMENT      2025 RETIREMENT      2035 RETIREMENT      2045 RETIREMENT
                                                     TARGET FUND          TARGET FUND          TARGET FUND          TARGET FUND
                                                  ----------------------------------------------------------------------------------
Assets:
   Investments in Underlying Funds (Note 6):
      Cost ....................................          $ 3,606,610          $ 4,054,297          $ 2,206,627          $ 1,611,126
                                                  ==================================================================================
      Value ...................................          $ 3,840,222          $ 4,352,102          $ 2,418,394          $ 1,797,780
   Receivables:
      Capital shares sold .....................               42,188               58,740                2,068               68,977
      Affiliates ..............................               79,664               83,062               80,439               81,843
   Offering costs .............................                3,530                1,439                2,061                3,268
                                                  ----------------------------------------------------------------------------------
         Total assets .........................            3,965,604            4,495,343            2,502,962            1,951,868
                                                  ----------------------------------------------------------------------------------
Liabilities:
   Payables:
      Capital shares redeemed .................                   --                   --               37,017                  620
      Reports to shareholders .................                2,095                1,658                2,466                1,999
      Professional fees .......................               12,593               13,015               12,941               12,974
      Registration and filing fees ............                3,337                3,896                1,136                  905
   Accrued expenses and other liabilities .....                1,953                1,909                1,120                1,263
                                                  ----------------------------------------------------------------------------------
         Total liabilities ....................               19,978               20,478               54,680               17,761
                                                  ----------------------------------------------------------------------------------
            Net assets, at value ..............          $ 3,945,626          $ 4,474,865          $ 2,448,282          $ 1,934,107
                                                  ==================================================================================
Net assets consist of:
   Paid-in capital ............................          $ 3,708,132          $ 4,197,251          $ 2,242,003          $ 1,751,422
   Undistributed net investment income (loss)..                4,546                3,287               (1,528)              (2,205)
   Net unrealized appreciation (depreciation)..              233,612              297,805              211,767              186,654
   Accumulated net realized gain (loss) .......                 (664)             (23,478)              (3,960)              (1,764)
                                                  ----------------------------------------------------------------------------------
            Net assets, at value ..............          $ 3,945,626          $ 4,474,865          $ 2,448,282          $ 1,934,107
                                                  ==================================================================================



                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2007 (unaudited)

                                                  ----------------------------------------------------------------------------------
                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                   2015 RETIREMENT      2025 RETIREMENT      2035 RETIREMENT      2045 RETIREMENT
                                                     TARGET FUND          TARGET FUND          TARGET FUND          TARGET FUND
                                                  ----------------------------------------------------------------------------------
CLASS A:
   Net assets, at value .......................          $ 2,762,021          $ 3,862,103          $ 1,906,442          $ 1,631,985
                                                  ==================================================================================
   Shares outstanding .........................              243,512              336,337              163,844              140,595
                                                  ==================================================================================
   Net asset value per share a ................          $     11.34          $     11.48          $     11.64          $     11.61
                                                  ==================================================================================
   Maximum offering price per share
     (net asset value per share / 94.25%) .....          $     12.03          $     12.18          $     12.35          $     12.32
                                                  ==================================================================================
CLASS C:
   Net assets, at value .......................          $   726,194          $   412,083          $   322,736          $   200,780
                                                  ==================================================================================
   Shares outstanding .........................               64,364               36,023               27,885               17,385
                                                  ==================================================================================
   Net asset value and maximum offering
     price per share a ........................          $     11.28          $     11.44          $     11.57          $     11.55
                                                  ==================================================================================
CLASS R:
   Net assets, at value .......................          $   425,474          $    82,552          $   105,841          $    81,364
                                                  ==================================================================================
   Shares outstanding .........................               37,561                7,195                9,109                7,020
                                                  ==================================================================================
   Net asset value and maximum offering
     price per share a ........................          $     11.33          $     11.47          $     11.62          $     11.59
                                                  ==================================================================================
ADVISOR CLASS:
   Net assets, at value .......................          $    31,937          $   118,127          $   113,263          $    19,978
                                                  ==================================================================================
   Shares outstanding .........................                2,812               10,280                9,707                1,717
                                                  ==================================================================================
   Net asset value and maximum offering
     price per share ..........................          $     11.36          $     11.49          $     11.67          $     11.64
                                                  ==================================================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


58 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2007 (unaudited)

                                                  ----------------------------------------------------------------------------------
                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                   2015 RETIREMENT      2025 RETIREMENT      2035 RETIREMENT      2045 RETIREMENT
                                                     TARGET FUND          TARGET FUND          TARGET FUND          TARGET FUND
                                                  ----------------------------------------------------------------------------------
Investment income:
   Dividends from Underlying Funds (Note 6) ...            $  23,734            $  15,906            $   3,572            $   1,932
   Interest ...................................                  167                   49                   --                   --
                                                  ----------------------------------------------------------------------------------
         Total investment income ..............               23,901               15,955                3,572                1,932
                                                  ----------------------------------------------------------------------------------
Expenses:
   Asset allocation fees (Note 3a) ............                3,329                3,710                2,292                1,881
   Distribution fees: (Note 3c)
      Class A .................................                3,687                4,864                2,747                2,379
      Class C .................................                1,900                  978                  788                  521
      Class R .................................                  732                  132                  170                  101
Transfer agent fees (Note 3e) .................                3,199                4,350                3,158                3,508
Reports to shareholders .......................                3,966                4,535                4,096                3,710
Registration and filing fees ..................               24,784               25,357               22,624               22,340
Professional fees .............................               13,470               14,180               14,069               14,073
Trustees' fees and expenses ...................                   52                   54                   34                   41
Amortization of offering costs ................               39,390               39,428               39,429               39,429
Other .........................................                  247                  258                  458                  182
                                                  ----------------------------------------------------------------------------------
         Total expenses .......................               94,756               97,846               89,865               88,165
         Expenses waived/paid by affiliates
            (Note 3f) .........................              (86,338)             (89,574)             (84,771)             (84,027)
                                                  ----------------------------------------------------------------------------------
            Net expenses ......................                8,418                8,272                5,094                4,138
                                                  ----------------------------------------------------------------------------------
               Net investment income (loss) ...               15,483                7,683               (1,522)              (2,206)
                                                  ----------------------------------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Sale of investments in Underlying Funds..                 (793)             (22,431)              (2,678)                (668)
      Distributions by Underlying Funds .......                  586                  764                  489                  395
                                                  ----------------------------------------------------------------------------------
               Net realized gain (loss) .......                 (207)             (21,667)              (2,189)                (273)
                                                  ----------------------------------------------------------------------------------
   Net change in unrealized appreciation
      (depreciation) on investments in
      Underlying Funds ........................              200,335              264,269              170,476              144,725
                                                  ----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) .......              200,128              242,602              168,287              144,452
                                                  ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations ..................            $ 215,611            $ 250,285            $ 166,765            $ 142,246
                                                  ==================================================================================



                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 59

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                  -------------------------------------------------------------------
                                                       FRANKLIN TEMPLETON 2015           FRANKLIN TEMPLETON 2025
                                                       RETIREMENT TARGET FUND            RETIREMENT TARGET FUND
                                                  -------------------------------------------------------------------
                                                  SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                    JUNE 30, 2007     DECEMBER 31,     JUNE 30, 2007    DECEMBER 31,
                                                     (UNAUDITED)         2006 a         (UNAUDITED)        2006 a
                                                  -------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................        $    15,483     $    14,810        $     7,683    $    15,985
      Net realized gain (loss) from
         Underlying Funds .....................               (207)         52,764            (21,667)        76,897
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds .....................            200,335          33,277            264,269         33,536
                                                  -------------------------------------------------------------------
            Net increase (decrease) in net
               assets resulting from
               operations .....................            215,611         100,851            250,285        126,418
                                                  -------------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income and short term
         gains received from Underlying Funds:
         Class A ..............................             (8,453)        (19,061)            (4,445)       (22,186)
         Class C ..............................             (1,599)           (827)              (159)          (641)
         Class R ..............................             (1,219)           (149)               (76)          (247)
         Advisor Class ........................               (133)           (289)              (249)          (691)
      Net realized gains:
         Class A ..............................            (32,276)         (2,441)           (59,363)        (3,104)
         Class C ..............................             (8,389)           (112)            (6,093)           (97)
         Class R ..............................             (4,975)            (19)            (1,262)           (34)
         Advisor Class ........................               (375)            (36)            (1,853)           (92)
                                                  -------------------------------------------------------------------
   Total distributions to shareholders ........            (57,419)        (22,934)           (73,500)       (27,092)
                                                  -------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A ..............................          1,273,998       1,289,499          2,001,416      1,604,063
         Class C ..............................            650,144          61,466            349,309         50,514
         Class R ..............................            394,909          10,000             59,406         18,158
         Advisor Class ........................             10,211          19,249             65,348         50,386
                                                  -------------------------------------------------------------------
   Total capital share transactions ...........          2,329,262       1,380,214          2,475,479      1,723,121
                                                  -------------------------------------------------------------------
   Redemption fees ............................                 41              --                151              3
                                                  -------------------------------------------------------------------
            Net increase (decrease) in net
              assets ..........................          2,487,495       1,458,131          2,652,415      1,822,450
Net assets:
   Beginning of period ........................          1,458,131              --          1,822,450             --
                                                  ------------------------------------------------------------------
   End of period ..............................        $ 3,945,626     $ 1,458,131        $ 4,474,865    $ 1,822,450
                                                  ===================================================================
Undistributed net investment income (loss)
   included in net assets:
   End of period ..............................        $     4,546     $       467        $     3,287    $       533
                                                  ===================================================================

a For the period August 1, 2006 (commencement of operations) to December 31,
2006.


60 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                  -------------------------------------------------------------------
                                                      FRANKLIN TEMPLETON 2035           FRANKLIN TEMPLETON 2045
                                                      RETIREMENT TARGET FUND            RETIREMENT TARGET FUND
                                                  -------------------------------------------------------------------
                                                  SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                    JUNE 30, 2007     DECEMBER 31,     JUNE 30, 2007    DECEMBER 31,
                                                     (UNAUDITED)         2006 a         (UNAUDITED)        2006 a
                                                  -------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ............        $    (1,522)    $     9,489        $    (2,206)   $     9,142
      Net realized gain (loss) from
         Underlying Funds .....................             (2,189)         60,838               (273)        60,512
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds .....................            170,476          41,291            144,725         41,929
                                                  -------------------------------------------------------------------
            Net increase (decrease) in net
               assets resulting from
               operations .....................            166,765         111,618            142,246        111,583
                                                  -------------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income and short term
        gains received from Underlying Funds:
         Class A ..............................               (350)        (14,155)              (332)       (14,304)
         Class C ..............................                (26)           (627)               (24)          (776)
         Class R ..............................                 (6)           (271)                (4)          (145)
         Advisor Class ........................                (13)           (736)                (5)          (213)
      Net realized gains:
         Class A ..............................            (41,696)         (3,461)           (46,590)        (3,421)
         Class C ..............................             (6,842)           (166)            (3,550)          (194)
         Class R ..............................             (2,330)            (68)            (2,237)           (35)
         Advisor Class ........................             (2,490)           (171)              (572)           (48)
                                                  -------------------------------------------------------------------
   Total distributions to shareholders ........            (53,753)        (19,655)           (53,314)       (19,136)
                                                  -------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A ..............................            637,042       1,084,636            381,753      1,079,556
         Class C ..............................            260,739          54,747            128,569         65,871
         Class R ..............................             77,322          21,604             67,718         11,306
         Advisor Class ........................             50,214          57,003              2,217         15,738
                                                  -------------------------------------------------------------------
   Total capital share transactions ...........          1,025,317       1,217,990            580,257      1,172,471
                                                  -------------------------------------------------------------------
            Net increase (decrease) in net
               assets .........................          1,138,329       1,309,953            669,189      1,264,918
Net assets:
   Beginning of period ........................          1,309,953              --          1,264,918             --
                                                  -------------------------------------------------------------------
   End of period ..............................        $ 2,448,282     $ 1,309,953        $ 1,934,107    $ 1,264,918
                                                  ===================================================================
Undistributed net investment income (loss)
   included in net assets:
   End of period ..............................        $    (1,528)    $       389        $    (2,205)   $       366
                                                  ===================================================================

a For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 61

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


62 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 63

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value).

Transactions in the Fund's shares were as follows:

                                                                  -----------------------------------------------------------------
                                                                     FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                      2015 RETIREMENT                     2025 RETIREMENT
                                                                        TARGET FUND                         TARGET FUND
                                                                  -----------------------------------------------------------------
                                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                                  -----------------------------------------------------------------
CLASS A SHARES:
Six months ended June 30, 2007
   Shares sold ................................................      117,195       $ 1,288,898           213,845       $ 2,380,508
   Shares issued in reinvestment of distributions .............        2,121            24,151             3,853            44,448
   Shares redeemed ............................................       (3,446)          (39,051)          (38,939)         (423,540)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................      115,870       $ 1,273,998           178,759       $ 2,001,416
                                                                  =================================================================
Period ended December 31, 2006 a
   Shares sold ................................................      127,176       $ 1,284,518           157,296       $ 1,600,839
   Shares issued in reinvestment of distributions .............          473             5,061               892             9,629
   Shares redeemed ............................................           (7)              (80)             (610)           (6,405)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................      127,642       $ 1,289,499           157,578       $ 1,604,063
                                                                  =================================================================
CLASS C SHARES:
Six months ended June 30, 2007
   Shares sold ................................................       80,118       $   890,990            31,371       $   353,116
   Shares issued in reinvestment of distributions .............          878             9,949               515             5,926
   Shares redeemed ............................................      (22,570)         (250,795)             (850)           (9,733)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................       58,426       $   650,144            31,036       $   349,309
                                                                  =================================================================
Period ended December 31, 2006 a
   Shares sold ................................................        5,865       $    60,687             4,935       $    49,955
   Shares issued in reinvestment of distributions .............           73               779                53               574
   Shares redeemed ............................................           --                --                (1)              (15)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................        5,938       $    61,466             4,987       $    50,514
                                                                  =================================================================
CLASS R SHARES:
Six months ended June 30, 2007
   Shares sold ................................................       38,789       $   419,979             5,338       $    58,262
   Shares issued in reinvestment of distributions .............          545             6,193                99             1,144
   Shares redeemed ............................................       (2,773)          (31,263)               --                --
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................       36,561       $   394,909             5,437       $    59,406
                                                                  =================================================================
Period ended December 31, 2006 a
   Shares sold ................................................        1,000       $    10,000             1,748       $    18,053
   Shares issued in reinvestment of distributions .............           --                --                11               120
   Shares redeemed ............................................           --                --                (1)              (15)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................        1,000       $    10,000             1,758       $    18,158
                                                                  =================================================================


64 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                  -----------------------------------------------------------------
                                                                     FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                      2015 RETIREMENT                     2025 RETIREMENT
                                                                        TARGET FUND                         TARGET FUND
                                                                  -----------------------------------------------------------------
                                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                                  -----------------------------------------------------------------
ADVISOR CLASS SHARES:
Six months ended June 30, 2007
   Shares sold ................................................          940          $ 10,100             9,110         $ 103,955
   Shares issued in reinvestment of distributions .............           29               326               164             1,893
   Shares redeemed ............................................          (19)             (215)           (3,726)          (40,500)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................          950          $ 10,211             5,548         $  65,348
                                                                  =================================================================
Period ended December 31, 2006 a
   Shares sold ................................................        1,848          $ 19,100             6,173         $  65,450
   Shares issued in reinvestment of distributions .............           14               149                57               616
   Shares redeemed ............................................           --                --            (1,498)          (15,680)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................        1,862          $ 19,249             4,732         $  50,386
                                                                  =================================================================

                                                                  -----------------------------------------------------------------
                                                                     FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                       2035 RETIREMENT                    2045 RETIREMENT
                                                                         TARGET FUND                        TARGET FUND
                                                                  -----------------------------------------------------------------
                                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                                  -----------------------------------------------------------------
CLASS A SHARES:
Six months ended June 30, 2007
   Shares sold ................................................       61,212       $   694,910            33,240       $   381,849
   Shares issued in reinvestment of distributions .............        1,402            16,408             1,194            13,952
   Shares redeemed ............................................       (6,408)          (74,276)           (1,243)          (14,048)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................       56,206       $   637,042            33,191       $   381,753
                                                                  =================================================================
Period ended December 31, 2006 a
   Shares sold ................................................      107,501       $ 1,083,143           107,433       $ 1,079,816
   Shares issued in reinvestment of distributions .............          158             1,718               151             1,642
   Shares redeemed ............................................          (21)             (225)             (180)           (1,902)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................      107,638       $ 1,084,636           107,404       $ 1,079,556
                                                                  =================================================================
CLASS C SHARES:
Six months ended June 30, 2007
   Shares sold ................................................       22,094       $   254,205            12,154       $   139,228
   Shares issued in reinvestment of distributions .............          567             6,603               278             3,234
   Shares redeemed ............................................           (6)              (69)           (1,193)          (13,893)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................       22,655       $   260,739            11,239       $   128,569
                                                                  =================================================================
Period ended December 31, 2006 a
   Shares sold ................................................        5,178       $    54,183             6,073       $    65,075
   Shares issued in reinvestment of distributions .............           59               639                74               811
   Shares redeemed ............................................           (7)              (75)               (1)              (15)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................        5,230       $    54,747             6,146       $    65,871
                                                                  =================================================================


                                                          Semiannual Report | 65

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                  -----------------------------------------------------------------
                                                                       FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                        2035 RETIREMENT                     2045 RETIREMENT
                                                                          TARGET FUND                         TARGET FUND
                                                                  -----------------------------------------------------------------
                                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                                  -----------------------------------------------------------------
CLASS R SHARES:
Six months ended June 30, 2007
   Shares sold ................................................        6,799          $ 75,250             5,736          $ 65,817
   Shares issued in reinvestment of distributions .............          177             2,072               163             1,901
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................        6,976          $ 77,322             5,899          $ 67,718
                                                                  =================================================================
Period ended December 31, 2006 a
   Shares sold ................................................        2,120          $ 21,455             1,122          $ 11,320
   Shares issued in reinvestment of distributions .............           16               179                 2                16
   Shares redeemed ............................................           (3)              (30)               (3)              (30)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................        2,133          $ 21,604             1,121          $ 11,306
                                                                  =================================================================
ADVISOR CLASS SHARES:
Six months ended June 30, 2007
   Shares sold ................................................        5,057          $ 57,976               233          $  2,621
   Shares issued in reinvestment of distributions .............          191             2,238                20               237
   Shares redeemed ............................................         (925)          (10,000)              (59)             (641)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................        4,323          $ 50,214               194          $  2,217
                                                                  =================================================================
Period ended December 31, 2006 a
   Shares sold ................................................        5,318          $ 56,281             1,515          $ 15,649
   Shares issued in reinvestment of distributions .............           68               737                 8                89
   Shares redeemed ............................................           (1)              (15)               --                --
                                                                  -----------------------------------------------------------------
   Net increase (decrease) ....................................        5,385          $ 57,003             1,523          $ 15,738
                                                                  =================================================================

a For the period August 1, 2006 (commencement of operations) to December 31,
2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                               AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                       Investment manager
Franklin Templeton Services, LLC (FT Services)           Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)     Principal underwriter
Franklin Templeton Investor Services, LLC (Investor      Transfer agent
Services)

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.


66 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class as follows:

Class A ...........................................................   0.35%
Class C ...........................................................   1.00%
Class R ...........................................................   0.50%

The Board of Trustees has agreed to limit the current rate to 0.30% per year for Class A shares for the period of August 1, 2007 through January 31, 2009.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                     ------------------------------------------------------
                                                      FRANKLIN      FRANKLIN      FRANKLIN       FRANKLIN
                                                      TEMPLETON     TEMPLETON     TEMPLETON      TEMPLETON
                                                         2015          2025          2035           2045
                                                      RETIREMENT   RETIREMENT    RETIREMENT     RETIREMENT
                                                     TARGET FUND   TARGET FUND   TARGET FUND    TARGET FUND
                                                     ------------------------------------------------------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ...................        $5,014        $8,678        $3,417        $1,998
Contingent deferred sales charges retained .......        $   --        $   18        $   --        $   --

E. TRANSFER AGENT FEES

For the period ended June 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                     ------------------------------------------------------
                                                      FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                      TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                         2015          2025          2035          2045
                                                      RETIREMENT    RETIREMENT   RETIREMENT    RETIREMENT
                                                     TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                     ------------------------------------------------------
Transfer agent fees ..............................        $1,126        $2,027        $1,820        $1,893


                                                          Semiannual Report | 67

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive its fees and assume payment of other expenses through April 30, 2009. Total expenses waived/paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, Advisers may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

G. OTHER AFFILIATED TRANSACTIONS

At June 30, 2007, Advisers owned a percentage of the Fund's outstanding shares as listed below:

--------------------------------------------------------------------------------
 FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
  2015 RETIREMENT     2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
    TARGET FUND         TARGET FUND         TARGET FUND         TARGET FUND
--------------------------------------------------------------------------------
      28.72%              25.65%              47.50%              59.98%

4. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                     ------------------------------------------------------
                                                      FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                      TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                         2015          2025          2035          2045
                                                      RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                                     TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                     ------------------------------------------------------
Cost of investments ..............................   $ 3,607,538   $ 4,078,524   $ 2,210,863   $ 1,613,742
                                                     =======================================================
Unrealized appreciation ..........................   $   256,009   $   297,996   $   219,393   $   192,347
Unrealized depreciation ..........................       (23,325)      (24,418)      (11,862)       (8,309)
                                                     ------------------------------------------------------
Net unrealized appreciation (depreciation) .......   $   232,684   $   273,578   $   207,531   $   184,038
                                                     =======================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.


68 | Semiannual Report

Franklin Templeton Fund Allocator Series

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2007, were as follows:

                                                     ------------------------------------------------------
                                                      FRANKLIN      FRANKLIN      FRANKLIN       FRANKLIN
                                                      TEMPLETON     TEMPLETON     TEMPLETON      TEMPLETON
                                                        2015          2025          2035           2045
                                                      RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                                     TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                     ------------------------------------------------------
Purchases ........................................   $ 2,158,387   $2,634,049    $ 1,036,161   $   520,654
Sales ............................................   $    11,643   $  342,825    $    82,230   $    55,821

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2007, the Funds held no positions which exceed 5% of the Underlying Funds.

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                          Semiannual Report | 69

Franklin Templeton Fund Allocator Series

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Funds have determined that the adoption of FIN 48 did not have a material impact on the Funds' financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


70 | Semiannual Report

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON
APRIL 11, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; and to approve amendments to certain of the Franklin Templeton 2015 Retirement Target Fund's, Franklin Templeton 2025 Retirement Target Fund's, Franklin Templeton 2035 Retirement Target Fund's and Franklin Templeton 2045 Retirement Target Fund's (each, a "Fund") fundamental investment restrictions (including two (2) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust and amendments to certain of the Funds' fundamental investment restrictions (including two (2) Sub-Proposals).

Proposal 1. The Election of Trustees:

----------------------------------------------------------------------------------------------------------------
                                                    % OF          % OF                        % OF         % OF
                                                 OUTSTANDING     VOTED                     OUTSTANDING     VOTED
NAME                                FOR            SHARES        SHARES      WITHHELD         SHARES      SHARES
----------------------------------------------------------------------------------------------------------------
Harris J. Ashton ...........   656,147,950.156      64.633%     98.373%   10,853,214.851      1.069%      1.627%
Robert F. Carlson ..........   656,105,078.791      64.629%     98.366%   10,896,086.216      1.073%      1.634%
Sam Ginn ...................   656,144,152.234      64.633%     98.372%   10,857,012.773      1.069%      1.628%
Edith E. Holiday ...........   656,038,770.213      64.622%     98.356%   10,962,394.794      1.080%      1.644%
Frank W.T. LaHaye ..........   655,699,168.411      64.589%     98.306%   11,301,996.596      1.113%      1.694%
Frank A. Olson .............   655,910,551.769      64.610%     98.337%   11,090,613.238      1.092%      1.663%
Larry D. Thompson ..........   656,416,757.449      64.659%     98.413%   10,584,407.558      1.043%      1.587%
John B. Wilson .............   656,301,596.063      64.648%     98.396%   10,699,568.944      1.054%      1.604%
Charles B. Johnson .........   655,740,072.084      64.593%     98.312%   11,261,092.923      1.109%      1.688%
Gregory E. Johnson .........   656,125,768.392      64.631%     98.370%   10,875,396.615      1.071%      1.630%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2015 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................       122,403.943        89.781%   93.657%
Against ...................            55.524         0.040%    0.043%
Abstain ...................                --            --        --
Broker Non-Votes ..........         8,234.000         6.039%    6.300%
----------------------------------------------------------------------
TOTAL .....................       130,693.467        95.860%  100.000%


                                                          Semiannual Report | 71

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON
APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust: (CONTINUED)

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
2025 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................       127,008.652        74.657%   76.481%
Against ...................                --            --        --
Abstain ...................                --            --        --
Broker Non-Votes ..........        39,056.000        22.957%   23.519%
----------------------------------------------------------------------
TOTAL .....................       166,064.652        97.614%  100.000%

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2035 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................       119,643.779        97.605%   99.203%
Against ...................                --            --        --
Abstain ...................                --            --        --
Broker Non-Votes ..........           961.000         0.784%    0.797%
----------------------------------------------------------------------
TOTAL .....................       120,604.779        98.389%  100.000%

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                 % OF         % OF
2045 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................       109,974.408        94.598%   95.754%
Against ...................                --            --        --
Abstain ...................                --            --        --
Broker Non-Votes ..........         4,877.000         4.195%    4.246%
----------------------------------------------------------------------
TOTAL .....................       114,851.408        98.793   100.000%

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes two (2) Sub-Proposals):

(c) To amend the Fund's fundamental investment restriction regarding lending:

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2015 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................       122,403.943        89.781%   93.658%
Against ...................                --            --        --
Abstain ...................            55.524         0.040%    0.042%
Broker Non-Votes ..........         8,234.000         6.039%    6.300%
----------------------------------------------------------------------
TOTAL .....................       130,693.467        95.860%  100.000%


72 | Semiannual Report

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON
APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes two (2) Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:
(CONTINUED)

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2025 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................       127,008.652        74.657%   76.481%
Against ...................                --            --        --
Abstain ...................                --            --        --
Broker Non-Votes ..........        39,056.000        22.957%   23.519%
----------------------------------------------------------------------
TOTAL .....................       166,064.652        97.614%  100.000%

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2035 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................       119,643.779        97.605%   99.203%
Against ...................                --            --        --
Abstain ...................                --            --        --
Broker Non-Votes ..........           961.000         0.784%    0.797%
----------------------------------------------------------------------
TOTAL .....................       120,604.779        98.389%  100.000%

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2045 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED      SHARES       SHARES
----------------------------------------------------------------------
For .......................       109,770.013        94.422%   95.576%
Against ...................           204.395         0.176%    0.178%
Abstain ...................                --            --        --
Broker Non-Votes ..........         4,877.000         4.195%    4.246%
----------------------------------------------------------------------
TOTAL .....................       114,851.408        98.793%  100.000%

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2015 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................       122,403.943        89.781%   93.657%
Against ...................            55.524         0.040%    0.043%
Abstain ...................                --            --        --
Broker Non-Votes ..........         8,234.000         6.039%    6.300%
----------------------------------------------------------------------
TOTAL .....................       130,693.467        95.860%  100.000%


                                                          Semiannual Report | 73

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON
APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes two (2) Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate: (CONTINUED)

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2025 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................       127,008.652        74.657%   76.481%
Against ...................                --            --        --
Abstain ...................                --            --        --
Broker Non-Votes ..........        39,056.000        22.957%   23.519%
----------------------------------------------------------------------
TOTAL .....................       166,064.652        97.614%  100.000%

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2035 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................       119,643.779        97.605%   99.203%
Against ...................                --            --        --
Abstain ...................                --            --        --
Broker Non-Votes ..........           961.000         0.784%    0.797%
----------------------------------------------------------------------
TOTAL .....................       120,604.779        98.389%  100.000%

----------------------------------------------------------------------
FRANKLIN TEMPLETON                                  % OF        % OF
2045 RETIREMENT                                 OUTSTANDING     VOTED
TARGET FUND                     SHARES VOTED       SHARES      SHARES
----------------------------------------------------------------------
For .......................       109,974.408        94.598%   95.754%
Against ...................                --            --        --
Abstain ...................                --            --        --
Broker Non-Votes ..........         4,877.000         4.195%    4.246%
----------------------------------------------------------------------
TOTAL .....................       114,851.408        98.793%  100.000%


74 | Semiannual Report

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON RETIREMENT TARGET FUNDS

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series other than the recently formed four Retirement Target Funds whose investment management agreements were not up for renewal.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 75

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

                                               Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON   One Franklin Parkway
   INVESTMENTS       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

RTF S2007 08/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By    /S/JIMMY D. GAMBILL
      -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    August 27, 2007